UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY	14450
(Address of principal executive offices)	(Zip code)

B. Reuben Auspitz 290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code:    585-325-6880

Date of fiscal year end:    December 31, 2008

Date of reporting period:    January 1, 2008 through June 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1:	REPORTS TO STOCKHOLDERS

Manning & Napier Fund, Inc.

CORE BOND SERIES	|	Semi-Annual Report - June 30, 2008

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08-6/30/08
Actual	$1,000.00	$993.00	$3.96
Hypothetical (5% return before expenses)	$1,000.00	$1,020.89	$4.02

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.80%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Portfolio Composition as of June 30, 2008 (unaudited)

Sector Allocation1

1As a percentage of net assets.

Credit Quality Ratings2,3

2As a percentage of total corporate bonds and municipal bonds.

3Based on ratings from Moody’s, or the S&P equivalent. The Series may use different ratings provided by other rating agencies for purposes of determining compliance with the Series’ investment policies.

2

Investment Portfolio - June 30, 2008 (unaudited)

	Credit Rating[1] (unaudited)		Principal Amount	Value (Note 2)

CORPORATE BONDS - 38.1%
Convertible Corporate Bonds - 3.6%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Carnival Corp., 2.00%, 4/15/2021	A3		$305,000	$310,719

Health Care - 1.2%
Biotechnology - 0.9%
Amgen, Inc., 0.375%, 2/1/2013	A3		515,000	448,050

Health Care Equipment & Supplies - 0.3%
Medtronic, Inc., 1.625%, 4/15/2013	A1		120,000	128,250

Total Health Care				576,300

Information Technology - 1.8%
Computers & Peripherals - 0.9%
EMC Corp., 1.75%, 12/1/2013	A	[2]	395,000	450,794

Software - 0.9%
Amdocs Ltd., 0.50%, 3/15/2024 (Guernsey) (Note 7)	Baa3		465,000	455,700

Total Information Technology				906,494

Total Convertible Corporate Bonds (Identified Cost $1,952,433)				1,793,513

Non-Convertible Corporate Bonds - 34.5%
Consumer Discretionary - 5.4%
Hotels, Restaurants & Leisure - 1.0%
McDonald’s Corp., 5.80%, 10/15/2017	A3		480,000	489,964

Media - 2.8%
AOL Time Warner (now known as Time Warner, Inc.), 7.625%, 4/15/2031	Baa2		510,000	517,775
Comcast Corp., 6.50%, 11/15/2035	Baa2		570,000	541,856
The Walt Disney Co., 7.00%, 3/1/2032	A2		280,000	319,766

				1,379,397

Multiline Retail - 1.0%
Target Corp., 5.875%, 3/1/2012	A2		485,000	505,463

Specialty Retail - 0.6%
Lowe’s Companies, Inc., 8.25%, 6/1/2010	A1		300,000	321,389

Total Consumer Discretionary				2,696,213

Consumer Staples - 1.9%
Beverages - 1.0%
Pepsico, Inc., 5.00%, 6/1/2018	Aa2		515,000	502,465

Food & Staples Retailing - 0.9%
The Kroger Co., 7.25%, 6/1/2009	Baa2		215,000	220,730

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolio - June 30, 2008 (unaudited)

	Credit Rating[1] (unaudited)	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Food & Staples Retailing (continued)
The Kroger Co., 5.50%, 2/1/2013	Baa2	$230,000	$230,726

			451,456

Total Consumer Staples			953,921

Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	Baa3	455,000	455,244

Financials - 11.1%
Capital Markets - 3.6%
The Goldman Sachs Group, Inc., 6.345%, 2/15/2034	A1	640,000	542,547
Lehman Brothers Holdings, Inc.[3], 2.82%, 11/16/2009	A1	240,000	228,711
Lehman Brothers Holdings, Inc., 6.50%, 7/19/2017	A2	369,000	341,369
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	A2	230,000	182,667
Morgan Stanley, 5.55%, 4/27/2017	Aa3	542,000	484,763

			1,780,057

Commercial Banks - 4.3%
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	A2	495,000	477,929
PNC Bank National Association, 5.25%, 1/15/2017	A1	510,000	463,437
U.S. Bank National Association, 6.375%, 8/1/2011	Aa2	625,000	652,806
Wachovia Corp., 5.25%, 8/1/2014	A1	590,000	549,342

			2,143,514

Consumer Finance - 0.8%
Toyota Motor Credit Corp., 10.00%, 5/4/2022	Aaa	400,000	399,500

Diversified Financial Services - 0.7%
Bank of America Corp. Capital Trust VI, 5.625%, 3/8/2035	Aa3	455,000	370,495

Insurance - 1.7%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	A3	820,000	270,863

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2008 (unaudited)

	Credit Rating[1] (unaudited)	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Insurance (continued)
American International Group, Inc., 4.25%, 5/15/2013	Aa3	$660,000	$606,046

			876,909

Total Financials			5,570,475

Health Care - 2.4%
Pharmaceuticals - 2.4%
Abbott Laboratories, 3.50%, 2/17/2009	A1	265,000	265,357
Johnson & Johnson, 5.15%, 7/15/2018	Aaa	500,000	505,438
Wyeth, 6.50%, 2/1/2034	A3	420,000	435,482

Total Health Care			1,206,277

Industrials - 6.6%
Aerospace & Defense - 0.7%
Boeing Capital Corp., 6.50%, 2/15/2012	A2	310,000	329,010

Air Freight & Logistics - 0.8%
FedEx Corp., 3.50%, 4/1/2009	Baa2	210,000	209,288
United Parcel Service, Inc., 5.50%, 1/15/2018	Aa2	210,000	212,637

			421,925

Airlines - 0.9%
Southwest Airlines Co., 5.25%, 10/1/2014	Baa1	475,000	436,493

Industrial Conglomerates - 1.9%
General Electric Capital Corp., 6.75%, 3/15/2032	Aaa	570,000	573,962
General Electric Co., 5.25%, 12/6/2017	Aaa	370,000	355,693

			929,655

Machinery - 0.4%
John Deere Capital Corp., 5.50%, 4/13/2017	A2	225,000	225,334

Road & Rail - 1.9%
CSX Corp., 6.00%, 10/1/2036	Baa3	705,000	610,906
Union Pacific Corp., 5.65%, 5/1/2017	Baa2	340,000	330,701

			941,607

Total Industrials			3,284,024

Information Technology - 1.9%
Communications Equipment - 1.9%
Cisco Systems, Inc., 5.25%, 2/22/2011	A1	205,000	211,066

The accompanying notes are an integral part of the financial statements.	5

Investment Portfolio - June 30, 2008 (unaudited)

	Credit Rating[1] (unaudited)		Principal Amount/ Shares	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Communications Equipment (continued)
Cisco Systems, Inc., 5.50%, 2/22/2016	A1		$250,000	$252,227
Corning, Inc., 6.20%, 3/15/2016	Baa1		475,000	490,785

Total Information Technology				954,078

Materials - 0.5%
Metals & Mining - 0.5%
Alcoa, Inc., 5.87%, 2/23/2022	Baa1		250,000	228,689

Utilities - 3.8%
Electric Utilities - 2.1%
American Electric Power Co., Inc., 5.375%, 3/15/2010	Baa2		465,000	469,885
Exelon Generation Co. LLC, 5.35%, 1/15/2014	A3		580,000	556,193

				1,026,078

Multi-Utilities - 1.7%
CenterPoint Energy Resources Corp., 7.875%, 4/1/2013	Baa3		335,000	358,619
Duke Energy Field Services LLC (now known as DCP Midstream LLC), 7.875%, 8/16/2010	Baa2		280,000	293,849
Sempra Energy, 7.95%, 3/1/2010	Baa1		210,000	221,383

				873,851

Total Utilities				1,899,929

Total Non-Convertible Corporate Bonds (Identified Cost $18,324,398)				17,248,850

TOTAL CORPORATE BONDS (Identified Cost $20,276,831)				19,042,363

PREFERRED STOCKS - 0.9%
Financials - 0.9%
Thrifts & Mortgage Finance - 0.9%
Fannie Mae - Series S (Identified Cost $520,344)			20,075	460,721

MUNICIPAL BONDS - 1.1%
Canyon Independent School District, G.O. Bond, 4.50%, 2/15/2030	AAA	[2]	100,000	95,069
Chapel Hill Independent School District, School Building, G.O. Bond, 4.50%, 8/15/2032	Aaa		100,000	94,371

6	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2008 (unaudited)

	Credit Rating[1] (unaudited)	Principal Amount	Value (Note 2)

MUNICIPAL BONDS (continued)
Commerce Independent School District, School Building, G.O. Bond, 4.50%, 8/15/2037	Aaa	$100,000	$91,937
Harlandale Independent School District, School Building, G.O. Bond, 4.75%, 8/15/2036	Aaa	100,000	96,534
Katy Texas Independent School District, School Building, G.O. Bond, 4.50%, 2/15/2031	Aaa	100,000	94,627
Keller Independent School District, School Building, G.O. Bond, 4.75%, 8/15/2032	Aaa	100,000	97,885

TOTAL MUNICIPAL BONDS (Identified Cost $576,925)			570,423

U.S. GOVERNMENT AGENCIES - 55.0%
Mortgage-Backed Securities - 53.9%
Fannie Mae, Pool #762352, 5.00%, 4/1/2019		15,436	15,378
Fannie Mae, Pool #255274, 5.00%, 6/1/2019		15,197	15,140
Fannie Mae, Pool #795855, 5.50%, 9/1/2019		241,063	244,450
Fannie Mae, Pool #840165, 4.50%, 11/1/2020		146,118	142,164
Fannie Mae, Pool #813938, 4.50%, 12/1/2020		173,277	168,587
Fannie Mae, Pool #256114, 4.50%, 1/1/2021		355,406	345,788
Fannie Mae, Pool #881624, 4.50%, 1/1/2021		379,603	369,330
Fannie Mae, Pool #902047, 5.00%, 11/1/2021		899,138	891,261
Fannie Mae, Pool #912409, 5.00%, 2/1/2022		135,032	133,849
Fannie Mae, Pool #254375, 6.50%, 7/1/2022		3,536	3,674
Fannie Mae, Pool #786281, 6.50%, 7/1/2034		285,261	294,794
Fannie Mae, Pool #815409, 4.50%, 2/1/2035		217,683	202,011
Fannie Mae, Pool #745147, 4.50%, 12/1/2035		5,023,675	4,662,009
Fannie Mae, Pool #872535, 6.50%, 6/1/2036		652,256	672,423

The accompanying notes are an integral part of the financial statements.	7

Investment Portfolio - June 30, 2008 (unaudited)

	Credit Rating[1] (unaudited)	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #898299, 6.50%, 10/1/2036		$719,479	$741,724
Fannie Mae, Pool #899393, 6.00%, 4/1/2037		1,999,528	2,019,684
Federal Home Loan Mortgage Corp., Pool #M90974, 4.50%, 3/1/2010		58,934	59,673
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019		226,857	229,802
Federal Home Loan Mortgage Corp., Pool #G11896, 4.50%, 1/1/2021		1,007,308	979,733
Federal Home Loan Mortgage Corp., Pool #G12419, 5.00%, 10/1/2021		175,114	173,392
Federal Home Loan Mortgage Corp., Pool #G18168, 5.00%, 2/1/2022		761,595	753,230
Federal Home Loan Mortgage Corp., Pool #G18182, 5.50%, 5/1/2022		639,605	643,973
Federal Home Loan Mortgage Corp., Pool #G12833, 4.50%, 9/1/2022		1,438,539	1,391,498
Federal Home Loan Mortgage Corp., Pool #J06711, 5.00%, 1/1/2023		1,665,987	1,647,689
Federal Home Loan Mortgage Corp., Pool #G12966, 5.50%, 1/1/2023		854,300	860,134
Federal Home Loan Mortgage Corp., Pool #J07470, 4.00%, 3/1/2023		1,982,664	1,862,712
Federal Home Loan Mortgage Corp., Pool #A27705, 6.50%, 10/1/2034		96,318	99,657
Federal Home Loan Mortgage Corp., Pool #G01782, 6.50%, 2/1/2035		62,813	65,207
Federal Home Loan Mortgage Corp., Pool #A52716, 6.50%, 10/1/2036		1,379,402	1,423,774
Federal Home Loan Mortgage Corp., Pool #A62373, 5.00%, 6/1/2037		2,969,421	2,847,919
Federal Home Loan Mortgage Corp., Pool #G03329, 5.50%, 7/1/2037		933,719	920,734
GNMA, Pool #487193, 5.00%, 4/15/2020		76,136	76,326
GNMA, Pool #563559, 6.50%, 4/15/2032		48,243	50,091
GNMA, Pool #631703, 6.50%, 9/15/2034		75,908	78,603
GNMA, Pool #683118, 4.50%, 3/15/2038		1,992,175	1,858,286

Total Mortgage-Backed Securities (Identified Cost $27,146,560)			26,944,699

8	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2008 (unaudited)

	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)

Other Agencies - 1.1%
Federal Home Loan Mortgage Corp., 6.25%, 7/15/2032 (Identified Cost $506,851)		$450,000	$515,076

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $27,653,411)			27,459,775

SHORT-TERM INVESTMENTS - 4.1%
Dreyfus Treasury and Agency Cash Management - Institutional Shares		804,098	804,098
Federal Home Loan Bank Discount Note, 7/17/2008		$750,000	749,239
Federal Home Loan Bank Discount Note, 7/23/2008		500,000	499,294

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,052,706)			2,052,631

TOTAL INVESTMENTS - 99.2% (Identified Cost $51,080,217)			49,585,913

OTHER ASSETS, LESS LIABILITIES - 0.8%			389,968

NET ASSETS - 100%			$49,975,881

Key:

G.O. Bond - General Obligation Bond

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3The coupon rate is a floating rate and is subject to change quarterly. The coupon rate stated is the rate as of June 30, 2008.

The accompanying notes are an integral part of the financial statements.	9

Statement of Assets and Liabilities (unaudited)

June 30, 2008

ASSETS:

Investments, at value (identified cost, $51,080,217) (Note 2)	$49,585,913
Interest receivable	431,626
Dividends receivable	2,001

TOTAL ASSETS	50,019,540

LIABILITIES:

Accrued management fees (Note 3)	18,833
Accrued fund accounting and transfer agent fees (Note 3)	2,346
Accrued Chief Compliance Officer service fees (Note 3)	995
Accrued directors’ fees (Note 3)	182
Audit fees payable	18,963
Other payables and accrued expenses	2,340

TOTAL LIABILITIES	43,659

TOTAL NET ASSETS	$49,975,881

NET ASSETS CONSIST OF:

Capital stock	$50,058
Additional paid-in-capital	49,905,581
Undistributed net investment income	1,110,692
Accumulated net realized gain on investments	403,854
Net unrealized depreciation on investments	(1,494,304)

TOTAL NET ASSETS	$49,975,881

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($49,975,881/5,005,784 shares)	$9.98

10	The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2008

INVESTMENT INCOME:

Interest	$1,267,004
Dividends	41,036

Total Investment Income	1,308,040

EXPENSES:

Management fees (Note 3)	151,477
Fund accounting and transfer agent fees (Note 3)	17,803
Directors’ fees (Note 3)	5,569
Chief Compliance Officer service fees (Note 3)	3,034
Audit fees	15,415
Custodian fees	3,132
Miscellaneous	12,639

Total Expenses	209,069
Less reduction of expenses (Note 3)	(7,099)

Net Expenses	201,970

NET INVESTMENT INCOME	1,106,070

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain on investments	97,995
Net change in unrealized appreciation (depreciation) on investments	(1,555,212)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(1,457,217)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(351,147)

The accompanying notes are an integral part of the financial statements.	11

Statements of Changes in Net Assets

	For the Six Months Ended 6/30/08 (unaudited)	For the Year Ended 12/31/07

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,106,070	$1,975,387
Net realized gain on investments	97,995	580,680
Net change in unrealized appreciation (depreciation) on investments	(1,555,212)	87,790

Net increase (decrease) from operations	(351,147)	2,643,857

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	—	(1,978,671)
From net realized gain on investments	—	(300,431)

Total distributions to shareholders	—	(2,279,102)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	418,277	3,847,920

Net increase in net assets	67,130	4,212,675

NET ASSETS:

Beginning of period	49,908,751	45,696,076

End of period (including undistributed net investment income of $1,110,692 and $4,622, respectively)	$49,975,881	$49,908,751

12	The accompanying notes are an integral part of the financial statements.

Financial Highlights

	For the Six Months Ended 6/30/08 (unaudited)	For the Year Ended 12/31/07	For the Year Ended 12/31/06	For the Period 4/21/05[1] to 12/31/05

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.05	$9.98	$9.89	$10.00

Income (loss) from investment operations:
Net investment income	0.22	0.42	0.36	0.21
Net realized and unrealized gain (loss) on investments	(0.29)	0.13	0.09	(0.11)

Total from investment operations	(0.07)	0.55	0.45	0.10

Less distributions to shareholders:
From net investment income	—	(0.42)	(0.36)	(0.21)
From net realized gain on investments	—	(0.06)	—	—

Total distributions to shareholders	—	(0.48)	(0.36)	(0.21)

Net asset value - End of period	$9.98	$10.05	$9.98	$9.89

Net assets - End of period (000’s omitted)	$49,976	$49,909	$45,696	$28,578

Total return[2]	(0.70%)	5.58%	4.51%	0.98%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.80%[3]	0.80%	0.80%	0.80%[3]
Net investment income	4.38%[3]	4.21%	3.87%	3.08%[3]
Portfolio turnover	9%	346%	313%	293%

*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amount:

	0.03%[3]	0.04%	0.08%	0.20%[3]

1Commencement of operations.

2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the period. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.	13

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Core Bond Series (the “Series”) is a no-load non-diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term total return by investing primarily in investment grade bonds and other financial instruments, including derivatives, with economic characteristics similar to bonds.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 5.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2008, 3.38 billion shares have been designated in total among 27 series, of which 125 million have been designated as Core Bond Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, sovereign bonds, corporate bonds and mortgage-backed securities, will normally be valued on the basis of evaluated bid prices provided by an independent pricing service. Certain investments in securities held by the Series may be valued on a basis of a price provided by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service that utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings).

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a

14

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of January 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of June 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$1,264,819	—
Level 2 - Other Significant Observable Inputs	48,321,094	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$49,585,913	—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of June 30, 2008, the Series did not have any derivative instruments.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2008.

15

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities Purchased on a When-Issued Basis or Forward Commitment (continued)

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. No such investments were held by the Series on June 30, 2008.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. No such investments were held by the Series on June 30, 2008.

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. No such investments were held by the Series on June 30, 2008.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

On June 29, 2007, the Series adopted Financial Accounting Standards Board Interpretation No. 48 - Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. Management has determined that FIN 48 did not have a material impact on the Series’ financial statements. The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2005 through December 31, 2007.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

16

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.60% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2009, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.80% of average daily net assets each year. Accordingly, the Advisor waived fees of $7,099 for the six months ended June 30, 2008, which is reflected as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.11% of the Fund’s average daily net assets up to $900 million, 0.07% of the Fund’s average daily net assets between $900 million and $1.5 billion, and 0.04% of the Fund’s average daily net assets over $1.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance

17

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES (continued)

program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with Citi Fund Services Ohio, Inc. (“Citi”) under which Citi serves as sub-accountant and sub-transfer agent.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2008, purchases and sales of securities, other than United States Government securities and short-term securities, were $3,985,241 and $1,409,000, respectively. Purchases and sales of United States Government securities, other than short-term securities, were $3,871,458 and $2,782,311, respectively.

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of Core Bond Series were:

	For the Six Months Ended 6/30/08		For the Year Ended 12/31/07

	Shares	Amount	Shares	Amount
Sold	398,000	$4,034,463	587,661	$5,932,540
Reinvested	—	—	225,784	2,243,435
Repurchased	(358,154)	(3,616,186)	(426,400)	(4,328,055)

Total	39,846	$418,277	387,045	$3,847,920

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2008.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains

18

Notes to Financial Statements (unaudited)

8.	FEDERAL INCOME TAX INFORMATION (continued)

available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid for the year ended December 31, 2007 were as follows:

Ordinary income	$2,029,563
Long-term capital gains	249,539

At June 30, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$51,080,217
Unrealized appreciation	$143,447
Unrealized depreciation	(1,637,751)

Net unrealized depreciation	$(1,494,304)

19

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20

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21

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

22

Manning & Napier Fund, Inc.

TECHNOLOGY SERIES	|	Semi-Annual Report - June 30, 2008

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08-6/30/08
Actual	$1,000.00	$782.10	$4.96
Hypothetical (5% return before expenses)	$1,000.00	$1,019.29	$5.62

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.12%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Portfolio Composition as of June 30, 2008 (unaudited)

Sector Allocation1

1As a percentage of net assets.

Top Ten Stock Holdings2

SAP AG - ADR (Germany)	4.7%	Utimaco Safeware AG (Germany)	4.2%
TIBCO Software, Inc.	4.5%	Hutchison Telecommunications International Ltd. - ADR (Hong Kong)	3.9%
Rackable Systems, Inc.	4.5%	Cisco Systems, Inc.	3.9%
Microsoft Corp.	4.4%	Alcatel-Lucent - ADR (France)	3.9%
Google, Inc. - Class A	4.2%	Riverbed Technology, Inc.	3.4%

2As a percentage of total investments.

2

Investment Portfolio - June 30, 2008 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 98.5%

Consumer Discretionary - 3.0%
Hotels, Restaurants & Leisure - 3.0%
International Game Technology	217,000	$5,420,660

Health Care - 3.1%
Health Care Technology - 3.1%
Cerner Corp.*	122,000	5,511,960

Industrials - 6.0%
Commercial Services & Supplies - 3.4%
Pitney Bowes, Inc.	176,000	6,001,600

Industrial Conglomerates - 2.6%
3M Co.	67,500	4,697,325

Total Industrials		10,698,925

Information Technology - 74.1%
Communications Equipment - 26.3%
Alcatel-Lucent - ADR (France) (Note 7)	1,143,000	6,903,720
BigBand Networks, Inc.*	1,180,000	5,581,400
Blue Coat Systems, Inc.*	347,000	4,896,170
Ceragon Networks Ltd.* (Israel) (Note 7)	398,000	3,080,520
Cisco Systems, Inc.*	300,000	6,978,000
Harris Stratex Networks, Inc. - Class A*	388,000	3,682,120
Infinera Corp.*	614,000	5,415,480
Juniper Networks, Inc.*	188,000	4,169,840
Riverbed Technology, Inc.*	448,000	6,146,560

		46,853,810

Computers & Peripherals - 7.6%
EMC Corp.*	379,000	5,567,510
Rackable Systems, Inc.*	597,000	7,999,800

		13,567,310

Electronic Equipment & Instruments - 4.1%
LoJack Corp.*	670,000	5,333,200
Planar Systems, Inc.*	737,644	1,917,875

		7,251,075

Internet Software & Services - 4.2%
Google, Inc. - Class A*	14,200	7,475,164

Semiconductors & Semiconductor Equipment - 2.1%
Netlogic Microsystems, Inc.*	115,000	3,818,000

Software - 29.8%
Aladdin Knowledge Systems Ltd.* (Israel) (Note 7)	385,000	5,197,500
Amdocs Ltd.* (Guernsey) (Note 7)	208,000	6,119,360

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolio - June 30, 2008 (unaudited)

	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)

Information Technology (continued)
Software (continued)
Autodesk, Inc.*	177,000	$5,984,370
Microsoft Corp.	285,000	7,840,350
SAP AG - ADR (Germany) (Note 7)	162,000	8,441,820
Sonic Solutions*	692,000	4,124,320
TIBCO Software, Inc.*	1,058,000	8,093,700
Utimaco Safeware AG (Germany) (Note 7)	565,000	7,427,188

		53,228,608

Total Information Technology		132,193,967

Materials - 2.6%
Chemicals - 2.6%
NITTO DENKO Corp. (Japan) (Note 7)	120,000	4,611,472

Telecommunication Services - 9.7%
Diversified Telecommunication Services - 2.7%
Telus Corp. (Canada) (Note 7)	122,000	4,920,260

Wireless Telecommunication Services - 7.0%
Hutchison Telecommunications International Ltd. - ADR (Hong Kong) (Note 7)	331,000	7,027,130
SK Telecom Co. Ltd. - ADR (South Korea) (Note 7)	260,000	5,400,200

		12,427,330

Total Telecommunication Services		17,347,590

TOTAL COMMON STOCKS (Identified Cost $208,519,728)		175,784,574

SHORT-TERM INVESTMENTS - 1.7%
Dreyfus Treasury and Agency Cash Management - Institutional Shares	54,479	54,479
Federal Home Loan Bank Discount Note, 7/2/2008	$3,000,000	2,999,658

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,054,308)		3,054,137

TOTAL INVESTMENTS - 100.2% (Identified Cost $211,574,036)		178,838,711

LIABILITIES, LESS OTHER ASSETS - (0.2%)		(374,777)

NET ASSETS - 100%		$178,463,934

*Non-income producing security

ADR - American Depository Receipt

4	The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2008

ASSETS:

Investments, at value (identified cost $211,574,036) (Note 2)	$178,838,711
Receivable for fund shares sold	110,990
Dividends receivable	83,462
Foreign tax reclaims receivable	9,437

TOTAL ASSETS	179,042,600

LIABILITIES:

Accrued management fees (Note 3)	158,018
Accrued fund accounting and transfer agent fees (Note 3)	8,839
Accrued Chief Compliance Officer service fees (Note 3)	987
Accrued directors’ fees (Note 3)	182
Payable for fund shares repurchased	388,385
Audit fees payable	20,003
Other payables and accrued expenses	2,252

TOTAL LIABILITIES	578,666

TOTAL NET ASSETS	$178,463,934

NET ASSETS CONSIST OF:

Capital stock	$202,218
Additional paid-in-capital	208,066,774
Accumulated net investment loss	(416,534)
Accumulated net realized gain on investments, foreign currency and other assets and liabilities	3,346,307
Net unrealized depreciation on investments and other assets and liabilities	(32,734,831)

TOTAL NET ASSETS	$178,463,934

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($178,463,934/20,221,797 shares)	$8.83

The accompanying notes are an integral part of the financial statements.	5

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2008

INVESTMENT INCOME:

Dividends (net of foreign tax withheld, $74,932)	$654,272
Interest	23,831

Total Investment Income	678,103

EXPENSES:

Management fees (Note 3)	978,281
Fund accounting and transfer agent fees (Note 3)	62,002
Directors’ fees (Note 3)	5,569
Chief Compliance Officer service fees (Note 3)	3,034
Custodian fees	10,742
Miscellaneous	34,301

Total Expenses	1,093,929

NET INVESTMENT LOSS	(415,826)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on - Investments	514,544
Foreign currency and other assets and liabilities	(3,590)

510,954

Net change in unrealized appreciation (depreciation) on - Investments	(49,823,093)
Foreign currency and other assets and liabilities	605

(49,822,488)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(49,311,534)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(49,727,360)

6	The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	For the Six Months Ended 6/30/08 (unaudited)	For the Year Ended 12/31/07

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment loss	$(415,826)	$(1,065,670)
Net realized gain on investments and foreign currency	510,954	39,476,721
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(49,822,488)	1,288,875

Net increase (decrease) from operations	(49,727,360)	39,699,926

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

From net realized gain on investments	—	(24,934,190)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	512,648	45,660,620

Net increase (decrease) in net assets	(49,214,712)	60,426,356

NET ASSETS:

Beginning of period	227,678,646	167,252,290

End of period (including undistributed net investment loss of $416,534 and $708, respectively)	$178,463,934	$227,678,646

The accompanying notes are an integral part of the financial statements.	7

Financial Highlights

	For the Six Months Ended 6/30/08 (unaudited)	For the Years Ended
		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.29	$10.41	$8.37	$8.19	$7.44	$3.73

Income (loss) from investment operations:
Net investment loss	(0.02)	(0.05)	(0.01)	(0.03)	(0.04)[1]	(0.03)
Net realized and unrealized gain (loss) on investments	(2.44)	2.34	2.05	0.21	0.79	3.74

Total from investment operations	(2.46)	2.29	2.04	0.18	0.75	3.71

Less distributions to shareholders:
From net realized gain on investments	—	(1.41)	—	—	—	—

Net asset value - End of period	$8.83	$11.29	$10.41	$8.37	$8.19	$7.44

Net assets - End of period (000’s omitted)	$178,464	$227,679	$167,252	$110,656	$63,321	$20,032

Total return[2]	(21.79%)	22.55%	24.37%	2.20%	10.08%	99.46%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.12%[3]	1.13%	1.16%	1.20%	1.20%	1.20%
Net investment loss	(0.43%)[3]	(0.53%)	(0.14%)	(0.48%)	(0.52%)	(0.58%)
Portfolio turnover	28%	79%	83%	116%	50%	83%

*The investment advisor did not impose all of its management fee in some periods. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amount:

	N/A	N/A	N/A	0.03%	0.16%	0.81%

1Calculated based on average shares outstanding during the period.

2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

3Annualized.

8	The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Technology Series (the “Series”) is a no-load non-diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies in technology-based industries.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). On August 8, 2000, the Series resumed sales of shares to advisory clients and employees of the Advisor and its affiliates. The Series resumed offering shares directly to investors on May 18, 2004, as it had done previously from time to time.

The total authorized capital stock of the Fund consists of 5.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2008, 3.38 billion shares have been designated in total among 27 series, of which 100 million have been designated as Technology Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, foreign equities, exchange-traded funds and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date, with the exception of exchange-traded funds which are valued at the closing price on the exchange.

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and required additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of January 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

9

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of June 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$175,839,053	—
Level 2 - Other Significant Observable Inputs	2,999,658	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$178,838,711	—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of June 30, 2008, the Series did not have any derivative instruments.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

10

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

On June 29, 2007, the Series adopted Financial Accounting Standards Board Interpretation No. 48 - Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. Management has determined that FIN 48 did not have a material impact on the Series’ financial statements. The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2004 through December 31, 2007.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain

11

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES (continued)

the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2009, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 1.20% of average daily net assets each year. For the six months ended June 30, 2008, the Advisor did not waive its management fee or reimburse any expenses of the Series. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.11% of the Fund’s average daily net assets up to $900 million, 0.07% of the Fund’s average daily net assets between $900 million and $1.5 billion, and 0.04% of the Fund’s average daily net assets over $1.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with Citi Fund Services Ohio, Inc. (“Citi”) under which Citi serves as sub-accountant and sub-transfer agent.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2008, purchases and sales of securities, other than United States Government securities and short-term securities, were $54,095,800 and $53,114,115, respectively. There were no purchases or sales of United States Government securities.

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of Technology Series were:

	For the Six Months Ended 6/30/08		For the Year Ended 12/31/07
	Shares	Amount	Shares	Amount

Sold	1,211,701	$11,804,240	2,875,916	$33,396,379
Reinvested	—	—	2,279,674	24,643,270
Repurchased	(1,160,982)	(11,291,592)	(1,048,508)	(12,379,029)

Total	50,719	$512,648	4,107,082	$45,660,620

12

Notes to Financial Statements (unaudited)

5.	CAPITAL STOCK TRANSACTIONS (continued)

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2008.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.	TECHNOLOGY SECURITIES

The Series may focus its investments in certain related technology industries; hence, the Series may subject itself to a greater degree of risk than a series that is more diversified.

9.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid for the year ended December 31, 2007 were as follows:

Ordinary income	$6,784,096
Long-term capital gains	18,150,094

For the year ended December 31, 2007, the Series elected to defer $708 of capital losses attributable to Post-October losses.

At June 30, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$211,574,036

Unrealized appreciation	$4,280,391
Unrealized depreciation	(37,015,716)

Net unrealized depreciation	$(32,735,325)

13

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

14

Manning & Napier Fund, Inc.

WORLD OPPORTUNITIES SERIES	|	Semi-Annual Report - June 30, 2008

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08-6/30/08
Actual	$1,000.00	$906.70	$5.21
Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.52

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.10%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Portfolio Composition as of June 30, 2008 (unaudited)

Country Allocation1

1As a percentage of net assets.

2Miscellaneous

Bermuda 2.0%

Denmark 2.1%

Hong Kong 1.1%

Israel 0.4%

Mexico 2.1%

South Korea 1.5%

Thailand 0.9%

United States 0.4%

Sector Allocation3

3As a percentage of net assets.

2

Investment Portfolio - June 30, 2008 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 95.4%

Consumer Discretionary - 9.9%
Automobiles - 0.5%
Suzuki Motor Corp. (Japan)	227,400	$5,376,038

Hotels, Restaurants & Leisure - 1.1%
Club Mediterranee S.A.* (France)	263,000	11,676,008

Leisure Equipment & Products - 0.5%
Sankyo Co. Ltd. (Japan)	77,200	5,031,779

Media - 4.2%
Grupo Televisa S.A. - ADR (Mexico)	943,740	22,291,139
Societe Television Francaise 1 (France)	1,360,300	22,764,466

		45,055,605

Specialty Retail - 2.6%
Kingfisher plc (United Kingdom)	7,173,580	16,044,154
Valora Holding AG (Switzerland)	42,000	11,185,744

		27,229,898

Textiles, Apparel & Luxury Goods - 1.0%
Adidas AG (Germany)	165,000	10,424,197

Total Consumer Discretionary		104,793,525

Consumer Staples - 17.4%
Beverages - 2.6%
Carlsberg A/S (Denmark)	234,100	22,614,179
Dr. Pepper Snapple Group, Inc.* (United States)	224,275	4,705,290

		27,319,469

Food & Staples Retailing - 2.0%
Carrefour S.A. (France)	370,250	20,960,627

Food Products - 7.5%
Cadbury Schweppes plc (United Kingdom)	1,196,134	15,067,510
Nestle S.A. (Switzerland)	462,900	20,921,829
Unilever plc - ADR (United Kingdom)	1,526,870	43,378,377

		79,367,716

Personal Products - 5.3%
Clarins S.A. (France)[1]	320,610	28,012,996
L’Oreal S.A. (France)	178,500	19,418,057
Natura Cosmeticos S.A. (Brazil)	822,990	8,550,345

		55,981,398

Total Consumer Staples		183,629,210

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolio - June 30, 2008 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Energy - 6.2%
Energy Equipment & Services - 6.2%
Calfrac Well Services Ltd. (Canada)	1,020,400	$32,161,519
Compagnie Generale de Geophysique - Veritas (CGG - Veritas)* (France)	411,600	19,471,946
Trican Well Service Ltd. (Canada)	561,260	13,957,172

Total Energy		65,590,637

Financials - 12.5%
Capital Markets - 1.5%
Macquarie Group Ltd. (Australia)	339,070	15,806,217

Commercial Banks - 5.9%
Aareal Bank AG (Germany)	427,200	10,464,786
HSBC Holdings plc (United Kingdom)	1,422,330	21,974,717
Royal Bank of Scotland Group plc (United Kingdom)	4,567,110	19,556,046
Societe Generale (France)	112,590	9,800,222

		61,795,771

Diversified Financial Services - 2.2%
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	329,810	22,949,625

Insurance - 2.9%
Allianz SE (Germany)	122,660	21,591,018
Willis Group Holdings Ltd. (United Kingdom)	297,200	9,323,164

		30,914,182

Total Financials		131,465,795

Health Care - 18.6%
Health Care Equipment & Supplies - 5.6%
Covidien Ltd. (Bermuda)	220,010	10,536,279
Nobel Biocare Holding AG (Switzerland)	311,660	10,180,141
Straumann Holding AG (Switzerland)	41,210	9,877,811
Synthes, Inc. (Switzerland)	206,920	28,526,717

		59,120,948

Health Care Providers & Services - 5.1%
BML, Inc. (Japan)	322,000	6,111,237
Bumrungrad Hospital Public Co. Ltd. (Thailand)	8,658,600	9,138,193
Diagnosticos da America S.A. (Brazil)	425,500	11,015,846
Sonic Healthcare Ltd. (Australia)	1,987,350	27,712,924

		53,978,200

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2008 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Health Care (continued)
Life Sciences Tools & Services - 3.3%
Lonza Group AG (Switzerland)	201,430	$27,947,352
QIAGEN N.V.* (Netherlands)	331,946	6,682,073

		34,629,425

Pharmaceuticals - 4.6%
Novartis AG - ADR (Switzerland)	704,728	38,788,229
Santen Pharmaceutical Co. Ltd. (Japan)	388,500	9,751,837

		48,540,066

Total Health Care		196,268,639

Industrials - 12.8%
Aerospace & Defense - 3.3%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	1,301,870	34,499,555

Air Freight & Logistics - 3.6%
Deutsche Post AG (Germany)	399,280	10,390,583
TNT N.V. (Netherlands)	796,330	27,229,672

		37,620,255

Electrical Equipment - 0.7%
Nexans S.A. (France)	64,940	8,012,197

Industrial Conglomerates - 4.1%
Siemens AG (Germany)	295,320	32,600,501
Tyco International Ltd. (Bermuda)	263,280	10,541,731

		43,142,232

Machinery - 1.1%
Schindler Holding AG (Switzerland)	157,000	11,706,208

Total Industrials		134,980,447

Information Technology - 11.7%
Communications Equipment - 1.9%
Alcatel-Lucent - ADR* (France)	3,364,440	20,321,218

IT Services - 0.9%
Atos Origin S.A. (France)	174,930	9,685,592

Software - 8.9%
Aladdin Knowledge Systems Ltd.* (Israel)	336,260	4,539,510
Amdocs Ltd.* (Guernsey)	1,070,720	31,500,582
Misys plc (United Kingdom)	3,599,670	10,681,939
SAP AG - ADR (Germany)	439,440	22,899,218
Square Enix Co. Ltd. (Japan)	327,000	9,671,094
UbiSoft Entertainment S.A.* (France)	159,820	14,021,991

		93,314,334

Total Information Technology		123,321,144

The accompanying notes are an integral part of the financial statements.	5

Investment Portfolio - June 30, 2008 (unaudited)

	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)

Materials - 3.8%
Chemicals - 1.8%
NITTO DENKO Corp. (Japan)	495,700	$19,049,223

Paper & Forest Products - 2.0%
Norbord, Inc. (Canada)	4,028,760	21,578,408

Total Materials		40,627,631

Telecommunication Services - 2.5%
Wireless Telecommunication Services - 2.5%
Hutchison Telecommunications International Ltd.* (Hong Kong)	8,049,000	11,417,461
SK Telecom Co. Ltd. - ADR (South Korea)	739,650	15,362,530

Total Telecommunication Services		26,779,991

TOTAL COMMON STOCKS (Identified Cost $1,087,311,734)		1,007,457,019

SHORT-TERM INVESTMENTS - 4.7%
Dreyfus Treasury and Agency Cash Management - Institutional Shares	19,215,069	19,215,069
Fannie Mae Discount Note, 7/1/2008	$30,000,000	29,998,375

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $49,215,069)		49,213,444

TOTAL INVESTMENTS - 100.1% (Identified Cost $1,136,526,803)		1,056,670,463

LIABILITIES, LESS OTHER ASSETS - (0.1%)		(1,131,700)

NET ASSETS - 100%		$1,055,538,763

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS OPEN AT JUNE 30, 2008 (Note 2):

Settlement Date	Contracts to Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
7/15/2008	EUR55,592,305	$87,582,897	$87,447,842	$135,055
7/15/2008	GBP24,499,141	$47,791,699	$48,732,278	$(940,579)

*Non-income producing security

ADR - American Depository Receipt

EUR - European Monetary Unit

GBP - British Pound

1Security has been valued at fair value (see Note 2 to the financial statements).

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: France - 19.6%; Switzerland - 15.1%; United Kingdom - 12.9%; Germany - 10.3%.

6	The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2008

ASSETS:

Investments, at value (identified cost $1,136,526,803) (Note 2)	$1,056,670,463
Cash	16,757,479
Foreign currency, at value (cost $54,076)	54,479
Receivable for fund shares sold	3,264,098
Dividends receivable	1,290,710
Foreign tax reclaims receivable	593,463
Receivable for securities sold	315,377
Unrealized appreciation on open forward foreign currency exchange contracts (Note 2)	135,055
Prepaid expenses	21,655

TOTAL ASSETS	1,079,102,779

LIABILITIES:

Accrued management fees (Note 3)	876,654
Accrued fund accounting and transfer agent fees (Note 3)	32,255
Accrued Chief Compliance Officer service fees (Note 3)	987
Accrued directors’ fees (Note 3)	180
Payable for securities purchased	20,224,767
Payable for fund shares repurchased	1,488,594
Unrealized depreciation on open forward foreign currency exchange contracts (Note 2)	940,579

TOTAL LIABILITIES	23,564,016

TOTAL NET ASSETS	$1,055,538,763

NET ASSETS CONSIST OF:

Capital stock	$1,156,467
Additional paid-in-capital	1,076,422,491
Undistributed net investment income	10,690,069
Accumulated net realized gain on investments, foreign currency and other assets and liabilities	47,904,062
Net unrealized depreciation on investments, foreign currency and other assets and liabilities	(80,634,326)

TOTAL NET ASSETS	$1,055,538,763

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - CLASS A ($1,055,538,763/115,646,671 shares)	$9.13

The accompanying notes are an integral part of the financial statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2008

INVESTMENT INCOME:

Dividends (net of foreign tax withheld, $1,331,174)	$14,958,839
Interest	555,423

Total Investment Income	15,514,262

EXPENSES:

Management fees (Note 3)	4,634,137
Fund accounting and transfer agent fees (Note 3)	318,747
Directors’ fees (Note 3)	5,569
Chief Compliance Officer service fees (Note 3)	3,034
Custodian fees	55,024
Miscellaneous	85,289

Total Expenses	5,101,800

NET INVESTMENT INCOME	10,412,462

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on -
Investments	24,688,844
Foreign currency and other assets and liabilities	(2,119,856)

22,568,988

Net change in unrealized appreciation (depreciation) on -
Investments	(122,168,825)
Foreign currency and other assets and liabilities	(785,866)

(122,954,691)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(100,385,703)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(89,973,241)

8	The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	For the Six Months Ended 6/30/08 (unaudited)	For the Year Ended 12/31/07

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$10,412,462	$4,217,919
Net realized gain on investments and foreign currency	22,568,988	86,506,752
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(122,954,691)	(19,115,409)

Net increase (decrease) from operations	(89,973,241)	71,609,262

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	—	(4,199,452)
From net realized gain on investments	—	(65,915,500)

Total distributions to shareholders	—	(70,114,952)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	303,648,382	523,247,936

Net increase in net assets	213,675,141	524,742,246

NET ASSETS:

Beginning of period	841,863,622	317,121,376

End of period (including undistributed net investment income of $10,690,069 and $277,607, respectively)	$1,055,538,763	$841,863,622

The accompanying notes are an integral part of the financial statements.	9

Financial Highlights

	For the Six Months Ended 6/30/08 (unaudited)	For the Years Ended
		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.07	$9.58	$8.46	$8.33	$6.84	$5.28

Income (loss) from investment operations:
Net investment income	0.09	0.05	0.12	0.07	0.05	0.06
Net realized and unrealized gain (loss) on investments	(1.03)	1.36	2.71	0.87	1.68	1.56

Total from investment operations	(0.94)	1.41	2.83	0.94	1.73	1.62

Less distributions to shareholders:
From net investment income	—	(0.05)	(0.14)	(0.07)	(0.06)	(0.06)
From net realized gain on investments	—	(0.87)	(1.57)	(0.74)	(0.18)	—[2]

Total distributions to shareholders	—	(0.92)	(1.71)	(0.81)	(0.24)	(0.06)

Net asset value - End of period	$9.13	$10.07	$9.58	$8.46	$8.33	$6.84

Net assets - End of period (000’s omitted)	$1,055,539	$841,864	$317,121	$206,636	$160,895	$119,845

Total return[1]	(9.33%)	15.13%	33.88%	11.33%	25.42%	30.80%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.10%[3]	1.14%	1.16%	1.21%	1.26%	1.27%*
Net investment income	2.24%[3]	0.75%	1.35%	0.95%	0.75%	1.25%
Portfolio turnover	18%	49%	64%	46%	42%	31%

*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) for the year ended 12/31/03 would have been increased by 0.01%.

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the year ended 12/31/03. Periods less than one year are not annualized.

2Less than $0.01 per share.

3Annualized.

10	The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

World Opportunities Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies located around the world.

The Series is authorized to issue five classes of shares (Class A, B, D, E and Z). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 5.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2008, 3.38 billion shares have been designated in total among 27 series, of which 200 million have been designated as World Opportunities Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, foreign equities, exchange-traded funds and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date, with the exception of exchange-traded funds, which are valued at the closing price on the exchange.

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and required additional disclosures about the use of fair

11

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

value measurements. FAS 157 became effective for the Series as of January 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of June 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$998,659,092	$(805,524)
Level 2 - Other Significant Observable Inputs	29,998,375	—
Level 3 - Significant Unobservable Inputs	28,012,996	—

Total	$1,056,670,463	$(805,524)

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and

12

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign Currency Translation (continued)

losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts

The Series may purchase or sell forward foreign currency exchange contracts in order to hedge a portfolio position or specific transaction. Risks may arise if the counterparties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

All forward foreign currency exchange contracts are adjusted daily by the exchange rate of the underlying currency and, for financial statement purposes, any gain or loss is recorded as unrealized gain or loss until a contract has been closed. Realized and unrealized gain or loss arising from a transaction is included in net realized and unrealized gain (loss) on investments.

The Series may regularly trade forward foreign currency exchange contracts with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to changes in foreign currency exchange rates.

The notional or contractual amount of these instruments represents the investment the Series has in forward foreign currency exchange contracts and does not necessarily represent the amounts potentially at risk. The measurement of the risks associated with forward foreign currency exchange contracts is meaningful only when all related and offsetting transactions are considered. A summary of obligations for forward foreign currency exchange contracts outstanding as of June 30, 2008 is included at the end of the Investment Portfolio. On June 30, 2008, the Series had sufficient cash and/or securities to cover any commitments under these contracts.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

On June 29, 2007, the Series adopted Financial Accounting Standards Board Interpretation No. 48 - Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. Management has determined that FIN 48 did not have a material impact on the Series’ financial statements. The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2004 through December 31, 2007.

13

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Taxes (continued)

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.11% of the Fund’s average daily net assets up to $900 million, 0.07% of the Fund’s average

14

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES (continued)

daily net assets between $900 million and $1.5 billion, and 0.04% of the Fund’s average daily net assets over $1.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with Citi Fund Services Ohio, Inc. (“Citi”) under which Citi serves as sub-accountant and sub-transfer agent.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2008, purchases and sales of securities, other than United States Government securities and short-term securities, were $481,106,091 and $157,977,885, respectively. There were no purchases or sales of United States Government securities.

5.	CAPITAL STOCK TRANSACTIONS

Transactions in Class A shares of World Opportunities Series were:

	For the Six Months Ended 6/30/08		For the Year Ended 12/31/07
	Shares	Amount	Shares	Amount

Sold	44,534,110	$421,483,705	55,314,981	$576,440,251
Reinvested	—	—	6,492,581	63,491,004
Repurchased	(12,519,096)	(117,835,323)	(11,273,014)	(116,683,319)

Total	32,015,014	$303,648,382	50,534,548	$523,247,936

Approximately 19% of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2008, except forward foreign currency exchange contracts as shown at the end of the Investment Portfolio.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

15

Notes to Financial Statements (unaudited)

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid for the year ended December 31, 2007 were as follows:

Ordinary income	$30,433,799
Long-term capital gains	39,681,153

At June 30, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$1,136,526,803
Unrealized appreciation	$54,457,123
Unrealized depreciation	(134,313,463)

Net unrealized depreciation	$(79,856,340)

16

(THIS PAGE INTENTIONALLY LEFT BLANK)

17

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

18

Manning & Napier Fund, Inc.

NEW YORK TAX EXEMPT SERIES	|	Semi-Annual Report - June 30, 2008

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08-6/30/08
Actual	$1,000.00	$996.20	$3.18
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.22

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.64%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Portfolio Composition as of June 30, 2008 (unaudited)

Bond Types1

1As a percentage of net assets.

Credit Quality Ratings2,3

2As a percentage of net assets.

3Based on ratings from Moody’s, or the S&P or Fitch equivalent. The Series may use different ratings provided by other rating agencies for purposes of determining compliance with the Series’ investment policies.

2

Investment Portfolio - June 30, 2008 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)		Principal Amount	Value (Note 2)

NEW YORK MUNICIPAL SECURITIES - 95.7%
Arlington Central School District, G.O. Bond, MBIA	4.625%	12/15/2024	A1		$845,000	$851,675
Arlington Central School District, G.O. Bond, MBIA	4.625%	12/15/2025	A1		365,000	367,179
Beacon City School District, G.O. Bond, MBIA	5.600%	7/15/2019	A2		500,000	524,270
Brookhaven, Public Impt., G.O. Bond, FGIC	4.000%	5/1/2023	Aa3		900,000	847,899
Brookhaven, Public Impt., G.O. Bond, FGIC	4.000%	5/1/2024	Aa3		815,000	762,131
Buffalo Fiscal Stability Authority, Sales Tax & State Aid, Series B, Revenue Bond, MBIA	5.000%	9/1/2016	Aa2		525,000	562,144
Buffalo Municipal Water Finance Authority, Water Systems, Prerefunded Balance, Series A, Revenue Bond, FGIC	5.000%	7/1/2028	A	[2]	750,000	757,567
Chautauqua County, Public Impt., Series B, G.O. Bond, MBIA	4.500%	12/15/2018	A2		485,000	502,319
Clyde-Savannah Central School District, G.O. Bond, FGIC	5.000%	6/1/2013	A2		500,000	533,450
Colonie, G.O. Bond, MBIA	5.200%	8/15/2008	A2		40,000	40,156
Dryden Central School District, G.O. Bond, FSA	5.500%	6/15/2011	Aaa		200,000	203,166
Dutchess County, Public Impt., Prerefunded Balance, G.O. Bond, MBIA	4.000%	12/15/2016	Aa2		315,000	324,267
Dutchess County, Public Impt., Unrefunded Balance, G.O. Bond, MBIA	4.000%	12/15/2016	Aa2		360,000	365,177
Ellenville Central School District, G.O. Bond, FSA	5.375%	5/1/2009	Aaa		210,000	212,373
Ellenville Central School District, G.O. Bond, AMBAC	5.700%	5/1/2011	Aa3		700,000	714,091
Erie County, Public Impt., Series A, G.O. Bond, FGIC	4.750%	10/1/2016	Baa3		550,000	555,439
Erie County, Public Impt., Series A, G.O. Bond, FGIC	5.000%	9/1/2014	Baa3		500,000	515,185
Fairport Central School District, G.O. Bond, FSA	5.000%	6/1/2019	Aaa		500,000	516,490
Franklin Square Union Free School District, G.O. Bond, FGIC	5.000%	1/15/2021	A2		520,000	531,674
Freeport, Series A, G.O. Bond, FGIC	4.000%	1/15/2014	A3		540,000	548,694
Greece Central School District, G.O. Bond, FSA	4.600%	6/15/2018	Aaa		180,000	188,536
Greece Central School District, G.O. Bond, FSA	4.000%	6/15/2019	Aaa		2,675,000	2,657,826
Hampton Bays Union Free School District, G.O. Bond, FSA	4.250%	9/15/2026	Aaa		1,140,000	1,115,866
Haverstraw-Stony Point Central School District, G.O. Bond, FSA	4.500%	10/15/2032	Aaa		2,000,000	1,933,860
Hempstead Town, Unrefunded Balance, Series B, G.O. Bond, FGIC	5.625%	2/1/2010	Aa1		165,000	165,393
Huntington, G.O. Bond, MBIA	5.875%	9/1/2009	Aa1		45,000	45,256
Islip, Public Impt., G.O. Bond, FGIC	5.375%	6/15/2015	Aa2		1,555,000	1,623,296

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolio - June 30, 2008 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)		Principal Amount	Value (Note 2)

NEW YORK MUNICIPAL SECURITIES (continued)
Jamesville-Dewitt Central School District, G.O. Bond, AMBAC	5.750%	6/15/2009	Aa3		$420,000	$435,847
Johnson City Central School District, G.O. Bond, FGIC	4.250%	6/15/2024	A	[2]	500,000	479,265
Johnson City Central School District, G.O. Bond, FGIC	4.375%	6/15/2028	A	[2]	1,000,000	942,360
Johnson City Central School District, G.O. Bond, FGIC	4.375%	6/15/2030	A	[2]	985,000	918,916
Long Island Power Authority, Electric Systems, Series F, Revenue Bond, MBIA	4.500%	5/1/2028	A2		1,880,000	1,755,732
Long Island Power Authority, Electric Systems, Series A, Revenue Bond, FGIC	5.000%	12/1/2019	A3		1,000,000	1,021,200
Long Island Power Authority, Electric Systems, Series A, Revenue Bond, FGIC	5.000%	12/1/2025	A3		1,690,000	1,686,028
Metropolitan Transportation Authority, Transportation Facilities, Prerefunded Balance, Series B, Revenue Bond, AMBAC	5.000%	7/1/2018	Aa3		1,500,000	1,587,780
Metropolitan Transportation Authority, Dedicated Tax Fund, Series A, Revenue Bond, MBIA	5.000%	11/15/2030	A1		750,000	759,653
Metropolitan Transportation Authority, Series A, Revenue Bond, FGIC	5.000%	11/15/2025	A2		1,500,000	1,496,460
Metropolitan Transportation Authority, Series A, Revenue Bond, FSA	5.000%	11/15/2030	Aaa		500,000	506,630
Metropolitan Transportation Authority, Series B, Revenue Bond, FSA	4.500%	11/15/2032	Aaa		500,000	479,945
Monroe County, Water Impt., G.O. Bond	5.250%	2/1/2017	Baa2		240,000	241,678
Monroe County, Public Impt., G.O. Bond, AMBAC	4.125%	6/1/2020	Aa3		1,000,000	963,790
Monroe County Water Authority, Revenue Bond	5.000%	8/1/2019	Aa3		1,700,000	1,719,227
Mount Morris Central School District, G.O. Bond, FGIC	4.125%	6/15/2013	A2		790,000	813,811
Nassau County, Combined Sewer Districts, Series F, G.O. Bond, MBIA	5.350%	7/1/2008	A2		1,500,000	1,500,135
Nassau County, General Impt., Series C, G.O. Bond, FSA	5.125%	1/1/2014	Aaa		500,000	523,850
Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Revenue Bond, AMBAC	4.750%	11/15/2023	Aa2		1,000,000	1,011,770
New Hyde Park Garden City Park, Union Free School District, G.O. Bond, FSA	4.125%	6/15/2023	Aaa		200,000	194,272
New Hyde Park Garden City Park, Union Free School District, G.O. Bond, FSA	4.125%	6/15/2024	Aaa		250,000	241,310
New York City, Series K, G.O. Bond, FSA	5.375%	8/1/2020	Aaa		1,000,000	1,031,910
New York City, Series A, G.O. Bond, CIFG	5.000%	8/1/2024	Aa3		1,000,000	1,022,700

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2008 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)		Principal Amount	Value (Note 2)

NEW YORK MUNICIPAL SECURITIES (continued)
New York City, G.O. Bond, XLCA	5.000%	9/1/2019	Aa3		$500,000	$517,095
New York City, Unrefunded Balance, Series I, G.O. Bond, MBIA	5.000%	5/15/2028	AA	[2]	1,725,000	1,733,780
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond, AMBAC	5.000%	6/15/2035	Aa3		750,000	753,907
New York City Transitional Finance Authority, Future Tax Secured, Prerefunded Balance, Series A, Revenue Bond	5.500%	2/15/2011	Aa1		1,000,000	1,056,890
New York City Municipal Water Finance Authority, Series E, Revenue Bond, FGIC	5.000%	6/15/2026	Aa2		750,000	757,778
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series D, Revenue Bond, AMBAC	4.500%	6/15/2036	Aa2		500,000	467,555
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	4.250%	6/15/2033	Aa2		1,250,000	1,141,250
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	4.500%	6/15/2037	Aa2		1,000,000	935,510
New York State, Series C, G.O. Bond, FSA	5.000%	4/15/2012	Aa3		700,000	743,953
New York State, Series A, G.O. Bond	4.500%	3/15/2019	Aa3		500,000	511,305
New York State, Prerefunded Balance, Series D, G.O. Bond, AMBAC	5.000%	7/15/2015	Aa3		500,000	505,680
New York State, Series A, G.O. Bond	4.600%	3/15/2013	Aa3		475,000	493,843
New York State Dormitory Authority, Columbia University, Series A, Revenue Bond	5.000%	7/1/2025	Aaa		500,000	508,150
New York State Environmental Facilities Corp., Pollution Control, Unrefunded Balance, Series B, Revenue Bond	5.200%	5/15/2014	Aaa		440,000	466,783
New York State Environmental Facilities Corp., Pollution Control, Series A, Revenue Bond	5.200%	6/15/2015	Aaa		25,000	25,053
New York State Environmental Facilities Corp., Clean Water & Drinking, Series B, Revenue Bond	5.000%	6/15/2027	Aaa		1,000,000	1,015,390
New York State Environmental Facilities Corp., Clean Water & Drinking, Revenue Bond	4.500%	6/15/2022	Aaa		300,000	301,452
New York State Environmental Facilities Corp., Clean Water & Drinking, Revenue Bond, MBIA	5.000%	6/15/2021	Aaa		600,000	612,498
New York State Environmental Facilities Corp., Personal Income Tax, Series A, Revenue Bond	5.000%	12/15/2019	AAA	[2]	750,000	787,575
New York State Housing Finance Agency, State University Construction, Series A, Revenue Bond	8.000%	5/1/2011	A1		175,000	189,028

The accompanying notes are an integral part of the financial statements.	5

Investment Portfolio - June 30, 2008 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)		Principal Amount	Value (Note 2)

NEW YORK MUNICIPAL SECURITIES (continued)
New York State Environmental Facilities Corp., Clean Water & Drinking, Series A, Revenue Bond	4.500%	6/15/2036	Aaa		$1,000,000	$945,250
New York State Environmental Facilities Corp., Clean Water & Drinking, Series B, Revenue Bond	4.500%	6/15/2036	Aa1		1,500,000	1,417,875
New York State Dormitory Authority, Personal Income Tax, Series F, Revenue Bond	5.000%	3/15/2023	AAA	[2]	1,475,000	1,524,958
New York State Thruway Authority, Series F, Revenue Bond, AMBAC	5.000%	1/1/2026	Aa3		340,000	348,527
New York State Thruway Authority, Highway & Bridge, Series C, Revenue Bond, MBIA	5.250%	4/1/2011	Aa3		1,000,000	1,056,130
New York State Thruway Authority, Highway & Bridge, Series C, Revenue Bond, AMBAC	5.000%	4/1/2020	Aaa		750,000	764,062
New York State Thruway Authority, Highway & Bridge, Series B, Revenue Bond, AMBAC	5.000%	4/1/2021	Aa3		1,500,000	1,558,095
New York State Thruway Authority, Highway & Bridge, Prerefunded Balance, Series A, Revenue Bond, FGIC	5.500%	4/1/2015	Aa3		320,000	344,624
New York State Thruway Authority, Highway & Bridge, Prerefunded Balance, Series B, Revenue Bond, MBIA	5.250%	4/1/2016	Aa3		300,000	320,661
New York State Thruway Authority, Personal Income Tax, Prerefunded Balance, Series A, Revenue Bond, FSA	5.000%	3/15/2014	Aaa		500,000	535,725
New York State Thruway Authority, Personal Income Tax, Prerefunded Balance, Series A, Revenue Bond, MBIA	5.000%	3/15/2016	Aa3		300,000	321,435
New York State Urban Development Corp., Prerefunded Balance, Revenue Bond	5.375%	7/1/2022	Aaa		195,000	195,019
New York State Urban Development Corp., Prerefunded Balance, Revenue Bond	5.375%	7/1/2022	Aaa		180,000	180,018
New York State Urban Development Corp., Unrefunded Balance, Revenue Bond	5.375%	7/1/2022	Aaa		25,000	25,044
New York State Urban Development Corp., Correctional Capital Facilities, Series A, Revenue Bond, FSA	5.250%	1/1/2014	Aaa		500,000	532,490
New York State Urban Development Corp., Personal Income Tax, Series C, Revenue Bond, MBIA	4.250%	3/15/2024	A2		1,000,000	967,620
Niagara County, Series B, G.O. Bond, MBIA	5.200%	1/15/2011	A2		400,000	405,132
Niagara Falls City School District, G.O. Bond, FSA	4.375%	9/15/2029	AAA	[2]	885,000	851,193
Niagara-Wheatfield Central School District, G.O. Bond, FGIC	4.125%	2/15/2019	A2		610,000	607,847

6	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2008 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)		Principal Amount	Value (Note 2)

NEW YORK MUNICIPAL SECURITIES (continued)
Niagara-Wheatfield Central School District, G.O. Bond, FGIC	4.125%	2/15/2020	A2		$850,000	$839,069
Norwich City School District, G.O. Bond, FSA	5.000%	6/15/2010	Aaa		250,000	261,645
Panama Central School District, G.O. Bond, FGIC	5.000%	6/15/2019	A2		595,000	611,743
Patchogue-Medford Union Free School District, Series A, G.O. Bond, FGIC	3.500%	7/1/2012	BBB	[3]	805,000	807,987
Pavilion Central School District, G.O. Bond, FSA	5.625%	6/15/2018	Aaa		880,000	920,814
Phelps-Clifton Springs Central School District, Series B, G.O. Bond, MBIA	5.000%	6/15/2021	A2		850,000	859,936
Phelps-Clifton Springs Central School District, Series B, G.O. Bond, MBIA	5.000%	6/15/2022	A2		450,000	455,261
Pulaski Central School District, Series A, G.O. Bond, FGIC	4.500%	6/15/2026	A	[2]	425,000	416,275
Ramapo, Public Impt., Series B, G.O. Bond, MBIA	4.375%	5/1/2031	Aa3		435,000	416,839
Ramapo, Public Impt., Series B, G.O. Bond, MBIA	4.375%	5/1/2032	Aa3		510,000	485,444
Ramapo, Public Impt., Series B, G.O. Bond, MBIA	4.500%	5/1/2033	Aa3		410,000	396,281
Ravena Coeymans Selkirk Central School District, G.O. Bond, FSA	4.250%	6/15/2014	Aaa		1,180,000	1,225,465
Rochester, Series A, G.O. Bond, AMBAC	5.000%	8/15/2020	Aa3		250,000	266,000
Rochester, Series A, G.O. Bond, AMBAC	5.000%	8/15/2022	Aaa		95,000	100,431
Rondout Valley Central School District, G.O. Bond, FSA	5.375%	3/1/2020	Aaa		500,000	527,920
Sachem Central School District of Holbrook, G.O. Bond, FGIC	4.250%	10/15/2028	AA	[2]	330,000	307,745
Sachem Central School District of Holbrook, G.O. Bond, FGIC	4.375%	10/15/2030	AA	[2]	1,000,000	939,540
Sachem Central School District of Holbrook, Series B, G.O. Bond, FGIC	4.250%	10/15/2026	AA	[2]	1,200,000	1,141,224
St. Lawrence County, Public Impt., G.O. Bond, FGIC	4.500%	5/15/2031	A	[2]	1,185,000	1,080,625
St. Lawrence County, Public Impt., G.O. Bond, FGIC	4.500%	5/15/2032	A	[2]	1,000,000	909,940
Schenectady, G.O. Bond, MBIA	5.300%	2/1/2011	A2		250,000	252,985
Scotia Glenville Central School District, G.O. Bond, FGIC	5.500%	6/15/2020	A	[2]	1,025,000	1,071,330
South Glens Falls Central School District, G.O. Bond, FGIC	5.375%	6/15/2018	A3		605,000	631,632
South Glens Falls Central School District, Unrefunded Balance, G.O. Bond, FGIC	5.375%	6/15/2018	A3		95,000	97,727

The accompanying notes are an integral part of the financial statements.	7

Investment Portfolio - June 30, 2008 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)		Principal Amount	Value (Note 2)

NEW YORK MUNICIPAL SECURITIES (continued)
South Huntington Union Free School District, G.O. Bond, FGIC	5.000%	9/15/2016	Aa3		$325,000	$332,784
South Huntington Union Free School District, G.O. Bond, FGIC	5.100%	9/15/2017	Aa3		100,000	102,415
Suffolk County, Series A, G.O. Bond, FGIC	4.750%	8/1/2019	Aa3		895,000	906,286
Suffolk County, Public Impt., Series A, G.O. Bond, MBIA	4.250%	5/1/2024	Aa3		1,000,000	975,170
Suffolk County Water Authority, Revenue Bond, MBIA	4.500%	6/1/2027	A2		1,160,000	1,133,935
Suffolk County Water Authority, Revenue Bond, MBIA	5.100%	6/1/2009	A2		55,000	56,670
Suffolk County Water Authority, Unrefunded Balance, Revenue Bond, MBIA	5.100%	6/1/2009	A2		195,000	200,899
Syracuse, Public Impt., Series C, G.O. Bond, AMBAC	5.400%	8/1/2017	Aa3		700,000	745,822
Syracuse, Public Impt., Series C, G.O. Bond, AMBAC	5.500%	8/1/2018	Aa3		850,000	907,358
Syracuse, Public Impt., Series A, G.O. Bond, MBIA	4.250%	6/15/2023	A2		690,000	657,611
Syracuse, Public Impt., Series A, G.O. Bond, MBIA	4.375%	6/15/2025	A2		990,000	943,747
Syracuse, Public Impt., Series A, G.O. Bond, FGIC	4.250%	12/1/2028	A2		600,000	553,650
Syracuse, Public Impt., Series A, G.O. Bond, FGIC	4.250%	12/1/2029	A2		600,000	550,098
Tarrytown Union Free School District, G.O. Bond, AMBAC	4.375%	1/15/2032	Aa3		1,090,000	1,025,058
Triborough Bridge & Tunnel Authority, General Purposes, Series B, Revenue Bond	5.000%	11/15/2020	Aa2		750,000	773,025
Triborough Bridge & Tunnel Authority, General Purposes, Prerefunded Balance, Series A, Revenue Bond, MBIA	4.750%	1/1/2019	A2		300,000	317,130
Triborough Bridge & Tunnel Authority, Subordinate Bonds, Revenue Bond, FGIC	5.000%	11/15/2032	Aa3		1,000,000	1,000,880
Triborough Bridge & Tunnel Authority, General Purposes, Prerefunded Balance, Series A, Revenue Bond, MBIA	5.000%	1/1/2032	Aa2		1,695,000	1,794,191
Triborough Bridge & Tunnel Authority, General Purposes, Unrefunded Balance, Series A, Revenue Bond, MBIA	5.000%	1/1/2032	Aa2		305,000	306,653
Ulster County, Public Impt., G.O. Bond, XLCA	4.500%	11/15/2026	A	[2]	560,000	540,938
Union Endicott Central School District, G.O. Bond, FGIC	4.125%	6/15/2014	A	[2]	605,000	609,223

8	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2008 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)		Principal Amount/ Shares	Value (Note 2)

NEW YORK MUNICIPAL SECURITIES (continued)
Union Endicott Central School District, G.O. Bond, FGIC	4.125%	6/15/2015	A	[2]	$865,000	$866,125
Warwick Valley Central School District, G.O. Bond, FSA	5.600%	1/15/2018	Aaa		575,000	607,534
Warwick Valley Central School District, G.O. Bond, FSA	5.625%	1/15/2022	Aaa		380,000	401,645
Wayne County, Public Impt., G.O. Bond, MBIA	4.125%	6/1/2024	A1		500,000	483,420
West Seneca Central School District, G.O. Bond, FSA	5.000%	5/1/2011	Aaa		300,000	315,825
Westchester County, Series B, G.O. Bond	4.300%	12/15/2011	Aaa		15,000	15,615
Westchester County, Series B, G.O. Bond	3.700%	12/15/2015	Aaa		1,000,000	1,006,330
Westchester County, Unrefunded Balance, Series A, G.O. Bond	4.750%	12/15/2008	Aaa		5,000	5,065
Westchester County, Unrefunded Balance, Series A, G.O. Bond	4.750%	12/15/2009	Aaa		5,000	5,052
Westhampton Beach Union Free School District, G.O. Bond, MBIA	4.000%	7/15/2018	Aa3		726,000	726,828
Williamsville Central School District, G.O. Bond, MBIA	5.000%	6/15/2012	Aa3		490,000	520,125
Yonkers, Series B, G.O. Bond, MBIA	5.000%	8/1/2023	A2		1,125,000	1,145,779
Yonkers, Series B, G.O. Bond, MBIA	5.000%	8/1/2030	A2		1,095,000	1,099,490

TOTAL NEW YORK MUNICIPAL SECURITIES (Identified Cost $102,960,424)						102,382,062

SHORT-TERM INVESTMENTS - 5.6%
Dreyfus BASIC New York Municipal Money Market Fund (Identified Cost $6,033,843)					6,033,843	6,033,843

TOTAL INVESTMENTS - 101.3% (Identified Cost $108,994,267)						108,415,905

LIABILITIES, LESS OTHER ASSETS - (1.3%)						(1,408,457)

NET ASSETS - 100%						$107,007,448

The accompanying notes are an integral part of the financial statements.	9

Investment Portfolio - June 30, 2008 (unaudited)

Key:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AMBAC (AMBAC Assurance Corp.)

CIFG (CIFG North America, Inc.)

FGIC (Financial Guaranty Insurance Co.)

FSA (Financial Security Assurance)

MBIA (MBIA, Inc.)

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit ratings from Fitch (unaudited).

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: FGIC - 27.7%; MBIA - 24.5%; FSA - 15.6%; AMBAC - 11.4%.

10	The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2008

ASSETS:

Investments, at value (identified cost $108,994,267) (Note 2)	$108,415,905
Interest receivable	1,034,595
Dividends receivable	5,974

TOTAL ASSETS	109,456,474

LIABILITIES:

Accrued management fees (Note 3)	45,190
Accrued fund accounting and transfer agent fees (Note 3)	7,257
Accrued Chief Compliance Officer service fees (Note 3)	987
Accrued directors’ fees (Note 3)	182
Payable for fund shares repurchased	2,375,934
Audit fees payable	18,353
Other payables and accrued expenses	1,123

TOTAL LIABILITIES	2,449,026

TOTAL NET ASSETS	$107,007,448

NET ASSETS CONSIST OF:

Capital stock	$104,979
Additional paid-in-capital	106,681,549
Undistributed net investment income	755,947
Accumulated net realized gain on investments	43,335
Net unrealized depreciation on investments	(578,362)

TOTAL NET ASSETS	$107,007,448

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($107,007,448/10,497,934 shares)	$10.19

The accompanying notes are an integral part of the financial statements.	11

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2008

INVESTMENT INCOME:

Interest	$2,302,167
Dividends	37,456

Total Investment Income	2,339,623

EXPENSES:

Management fees (Note 3)	273,863
Fund accounting and transfer agent fees (Note 3)	43,753
Directors’ fees (Note 3)	5,569
Chief Compliance Officer service fees (Note 3)	3,034
Custodian fees	2,983
Miscellaneous	21,357

Total Expenses	350,559

NET INVESTMENT INCOME	1,989,064

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain on investments	43,335
Net change in unrealized appreciation (depreciation) on investments	(2,364,847)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(2,321,512)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(332,448)

12	The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	For the Six Months Ended 6/30/08 (unaudited)	For the Year Ended 12/31/07

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,989,064	$3,779,189
Net realized gain on investments	43,335	146,043
Net change in unrealized appreciation (depreciation) on investments	(2,364,847)	(353,504)

Net increase (decrease) from operations	(332,448)	3,571,728

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(1,928,796)	(3,663,096)
From net realized gain on investments	—	(170,028)

Total distributions to shareholders	(1,928,796)	(3,833,124)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(2,435,146)	19,054,978

Net increase (decrease) in net assets	(4,696,390)	18,793,582

NET ASSETS:

Beginning of period	111,703,838	92,910,256

End of period (including undistributed net investment income of $755,947 and $695,679, respectively)	$107,007,448	$111,703,838

The accompanying notes are an integral part of the financial statements.	13

Financial Highlights

	For the Six Months Ended 6/30/08 (unaudited)	For the Years Ended
		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.41	$10.44	$10.45	$10.58	$10.77	$10.89

Income (loss) from investment operations:
Net investment income	0.19	0.37	0.38	0.37	0.36	0.42
Net realized and unrealized gain (loss) on investments	(0.23)	(0.01)	(0.02)	(0.13)	(0.07)	—[2]

Total from investment operations	(0.04)	0.36	0.36	0.24	0.29	0.42

Less distributions to shareholders:
From net investment income	(0.18)	(0.37)	(0.36)	(0.36)	(0.45)	(0.41)
From net realized gain on investments	—	(0.02)	(0.01)	(0.01)	(0.03)	(0.13)

Total distributions to shareholders	(0.18)	(0.39)	(0.37)	(0.37)	(0.48)	(0.54)

Net asset value - End of period	$10.19	$10.41	$10.44	$10.45	$10.58	$10.77

Net assets - End of period (000’s omitted)	$107,007	$111,704	$92,910	$82,405	$75,820	$64,193

Total return[1]	(0.38%)	3.44%	3.48%	2.33%	2.83%	3.90%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.64%[3]	0.65%	0.68%	0.72%	0.75%	0.75%*
Net investment income	3.63%[3]	3.66%	3.68%	3.55%	3.57%	3.80%
Portfolio turnover	3%	7%	8%	6%	7%	17%

*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) for the year ended 12/31/03 would have been increased by 0.00%[4].

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the year ended 12/31/03. Periods less than one year are not annualized.

2Less than $0.01 per share.

3Annualized.

4Less than 0.01%.

14	The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

New York Tax Exempt Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax and New York State personal income tax as the Advisor believes is consistent with the preservation of capital.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 5.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2008, 3.38 billion shares have been designated in total among 27 series, of which 100 million have been designated as New York Tax Exempt Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of January 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

15

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of June 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$6,033,843	—
Level 2 - Other Significant Observable Inputs	102,382,062	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$108,415,905	—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of June 30, 2008, the Series did not have any derivative instruments.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily. Dividend income is recorded on an accrual basis on ex-dividend date.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

On June 29, 2007, the Series adopted Financial Accounting Standards Board Interpretation No. 48 - Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. Management has determined that FIN 48 did not have a material impact on the Series’ financial statements. The Series files income tax returns in the U.S. federal jurisdiction and various states, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2004 through December 31, 2007.

16

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2009, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.85% of average daily net assets each year. For the six months ended June 30, 2008, the Advisor did not waive its management fee or reimburse any expenses of the Series. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

17

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES (continued)

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.11% of the Fund’s average daily net assets up to $900 million, 0.07% of the Fund’s average daily net assets between $900 million and $1.5 billion, and 0.04% of the Fund’s average daily net assets over $1.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with Citi Fund Services Ohio, Inc. (“Citi”) under which Citi serves as sub-accountant and sub-transfer agent.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2008, purchases and sales of securities, other than United States Government securities and short-term securities, were $2,818,452 and $3,466,750, respectively. There were no purchases or sales of United States Government securities.

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of New York Tax Exempt Series were:

	For the Six Months Ended 6/30/08		For the Year Ended 12/31/07

	Shares	Amount	Shares	Amount
Sold	827,345	$8,550,217	2,874,855	$29,845,326
Reinvested	183,016	1,866,763	358,700	3,706,760
Repurchased	(1,245,749)	(12,852,126)	(1,397,205)	(14,497,108)

Total	(235,388)	$(2,435,146)	1,836,350	$19,054,978

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2008.

7.	CONCENTRATION OF CREDIT

The Series primarily invests in debt obligations issued by the State of New York and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Series is more susceptible to factors adversely affecting issues of New York municipal securities than is a municipal bond fund that is not concentrated in these issues to the same extent.

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may

18

Notes to Financial Statements (unaudited)

8.	FEDERAL INCOME TAX INFORMATION (continued)

periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2007 were as follows:

Tax exempt income	$3,663,391
Long-term capital gains	169,733

At June 30, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$108,962,225
Unrealized appreciation	$1,257,285
Unrealized depreciation	(1,803,605)

Net unrealized depreciation	$(546,320)

19

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20

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21

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

22

Manning & Napier Fund, Inc.

DIVERSIFIED TAX EXEMPT SERIES	|	Semi-Annual Report - June 30, 2008

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08-6/30/08
Actual	$1,000.00	$995.50	$3.03
Hypothetical (5% return before expenses)	$1,000.00	$1,021.83	$3.07

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.61%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Portfolio Composition as of June 30, 2008 (unaudited)

Bond Types1

1As a percentage of net assets.

Credit Quality Ratings2,3

Aaa	37.9%
Aa	35.8%
A	19.2%
Baa	1.6%
Ba	0.1%
Unrated investments, such as cash, short-term investments, and other assets, less liabilities	5.4%

2As a percentage of net assets.

3Based on ratings from Moody’s, or the S&P or Fitch equivalent. The Series may use different ratings provided by other rating agencies for purposes of determining compliance with the Series’ investment policies.

Top Ten States4

Texas	5.7%
Michigan	4.9%
California	4.6%
New Jersey	4.1%
Ohio	4.1%
Washington	4.0%
Illinois	3.7%
Indiana	3.7%
New York	3.5%
Florida	3.4%

4As a percentage of total investments.

2

Investment Portfolio - June 30, 2008 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)	Principal Amount	Value (Note 2)

MUNICIPAL SECURITIES - 94.6%

Alabama - 1.4%
Birmingham, Capital Impt., Prerefunded Balance, Series B, G.O. Bond, AMBAC	5.000%	12/1/2032	Aa3	$1,005,000	$1,069,722
Fort Payne Waterworks Board, Revenue Bond, AMBAC	3.500%	7/1/2015	Aa3	665,000	638,373
Hoover Board of Education, Capital Outlay Warrants, Special Tax Warrants, MBIA	5.250%	2/15/2017	A1	500,000	516,915
Mobile County Board of School Commissioners, Capital Outlay Warrants, Prerefunded Balance, Series B, G.O. Bond, AMBAC	5.000%	3/1/2018	Aa3	500,000	525,765
Odenville Utilities Board Water, Revenue Bond, MBIA	4.300%	8/1/2028	A2	500,000	486,850

					3,237,625

Alaska - 0.2%
Alaska Municipal Banking Authority, Revenue Bond, MBIA	4.100%	6/1/2017	A1	455,000	450,596

Arizona - 2.9%
Goodyear, G.O. Bond, MBIA	4.375%	7/1/2020	A1	680,000	669,392
Mesa, G.O. Bond, FGIC	4.125%	7/1/2027	A1	2,215,000	1,959,101
Phoenix, Series B, G.O. Bond	4.200%	7/1/2021	Aa1	1,500,000	1,482,825
Salt River Project, Agricultural Impt. & Power District, Certificate of Participation, MBIA	5.000%	12/1/2011	Aa2	1,500,000	1,571,235
Yuma County Library District, Series A, G.O. Bond, AMBAC	4.500%	7/1/2035	Aa3	1,200,000	1,093,428

					6,775,981

California - 4.6%
California State, G.O. Bond	4.250%	11/1/2014	A1	1,975,000	2,024,217
California State, G.O. Bond	5.250%	2/1/2023	A1	500,000	522,850
California State, G.O. Bond	4.750%	12/1/2028	A1	795,000	769,719
California State, Various Purposes, G.O. Bond, AMBAC	4.250%	12/1/2035	Aa3	1,140,000	970,402
Campbell Union School District, G.O. Bond, FSA	4.375%	8/1/2027	Aaa	1,810,000	1,716,007
Chula Vista Elementary School District, Series F, G.O. Bond, MBIA	4.800%	8/1/2024	A2	435,000	437,262
Chula Vista Elementary School District, Series F, G.O. Bond, MBIA	4.875%	8/1/2025	A2	425,000	427,316
Los Angeles Unified School District, Series B, G.O. Bond, AMBAC	4.500%	7/1/2027	Aa3	840,000	794,783
Oak Valley Hospital District, G.O. Bond, FGIC	4.500%	7/1/2025	A3	1,395,000	1,305,106

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolio - June 30, 2008 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)		Principal Amount	Value (Note 2)

MUNICIPAL SECURITIES (continued)

California (continued)
Richmond Joint Powers Financing Authority, Series A, Tax Allocation, MBIA	5.250%	9/1/2025	A2		$1,570,000	$1,597,585

						10,565,247

Colorado - 1.7%
Broomfield Water Activity, Enterprise Water, Revenue Bond, MBIA	5.000%	12/1/2015	A2		700,000	729,918
Colorado Water Resources & Power Development Authority, Water Resource, Series D, Revenue Bond, FSA	4.375%	8/1/2035	Aaa		1,420,000	1,288,054
Commerce City, Certificate of Participation, AMBAC	4.750%	12/15/2032	AA	[2]	1,000,000	944,700
Denver City & County School District No. 1, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2023	Aa3		895,000	937,924
Denver City & County School District No. 1, Unrefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2023	Aa3		105,000	106,709

						4,007,305

Connecticut - 0.7%
Stamford, G.O. Bond	4.400%	2/15/2026	Aaa		1,545,000	1,537,059

Delaware - 1.6%
Delaware Transportation Authority, Revenue Bond, MBIA	5.000%	7/1/2011	Aa3		1,000,000	1,052,900
New Castle County, Series A, G.O. Bond	4.250%	7/15/2025	Aaa		1,500,000	1,445,295
New Castle County, Series A, G.O. Bond	4.250%	7/15/2026	Aaa		1,265,000	1,218,612

						3,716,807

Florida - 3.4%
Cape Coral Utility Impt. Assessment, Special Assessment, MBIA	4.500%	7/1/2021	A2		2,000,000	1,941,520
Florida State Department of Transportation, G.O. Bond	5.000%	7/1/2027	Aa1		1,000,000	1,015,020
Florida State Board of Education, Capital Outlay, Public Education, Series A, G.O. Bond, FSA	4.500%	6/1/2025	Aaa		1,280,000	1,262,054
Florida State Board of Education, Capital Outlay, Public Education, Series C, G.O. Bond, AMBAC	5.000%	6/1/2011	Aa1		425,000	446,233
Florida State Board of Education, Capital Outlay, Public Education, Series D, G.O. Bond	5.000%	6/1/2016	Aa1		2,000,000	2,153,220

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2008 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)		Principal Amount	Value (Note 2)

MUNICIPAL SECURITIES (continued)

Florida (continued)
Miami-Dade County, Educational Facilities Authority, Prerefunded Balance, Series A, Revenue Bond, AMBAC	5.000%	4/1/2015	Aa3		$510,000	$546,914
Tohopekaliga Water Authority, Utility System, Series A, Revenue Bond, FSA	5.000%	10/1/2028	Aaa		510,000	516,773

						7,881,734

Georgia - 2.0%
Atlanta, Prerefunded Balance, G.O. Bond	5.600%	12/1/2018	Aa3		350,000	354,378
Atlanta, Water & Wastewater, Revenue Bond, FSA	5.000%	11/1/2043	Aaa		1,500,000	1,497,420
Atlanta, Water & Wastewater, Series A, Revenue Bond, MBIA	5.000%	11/1/2033	A2		310,000	300,455
Georgia State, Series B, G.O. Bond	4.000%	3/1/2022	Aaa		1,270,000	1,229,589
Georgia State, Series B, G.O. Bond	5.650%	3/1/2012	Aaa		5,000	5,413
Georgia State, Unrefunded Balance, Series B, G.O. Bond	5.650%	3/1/2012	Aaa		195,000	211,364
Madison Water & Sewer, Revenue Bond, AMBAC	4.625%	7/1/2030	Aa3		1,000,000	930,740

						4,529,359

Illinois - 3.6%
Chicago Neighborhoods Alive 21 Program, Prerefunded Balance, G.O. Bond, FGIC	5.375%	1/1/2026	Aa3		500,000	528,180
Chicago, Prerefunded Balance, Series A, G.O. Bond, MBIA	5.000%	1/1/2034	Aa3		310,000	330,947
Chicago, Series A, G.O. Bond, AMBAC	5.000%	1/1/2018	Aa3		2,255,000	2,386,173
Chicago, Series A, G.O. Bond, FSA	4.750%	1/1/2038	Aaa		1,500,000	1,453,710
Chicago, Unrefunded Balance, Series A, G.O. Bond, MBIA	5.000%	1/1/2034	Aa3		520,000	520,416
Cook County, Series A, G.O. Bond, FGIC	5.000%	11/15/2022	Aa2		750,000	757,642
Illinois State, G.O. Bond	5.000%	12/1/2027	Aa3		600,000	607,560
Illinois State, Series 1995 A, Certificate of Participation, MBIA	5.600%	7/1/2010	A2		100,000	100,729
Madison & St. Clair Counties School District No. 010 Collinsville, School Building, Prerefunded Balance, G.O. Bond, FGIC	5.125%	2/1/2019	BBB	[3]	500,000	526,825
Rock Island County School District No. 041 Rock Island, G.O. Bond, FSA	5.125%	12/1/2015	Aaa		200,000	202,052
Springfield Electric, Revenue Bond, MBIA	5.000%	3/1/2035	Aa3		1,000,000	985,440

						8,399,674

The accompanying notes are an integral part of the financial statements.	5

Investment Portfolio - June 30, 2008 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)		Principal Amount	Value (Note 2)

MUNICIPAL SECURITIES (continued)

Indiana - 3.6%
Avon Community School Building Corp., Revenue Bond, AMBAC	4.250%	7/15/2018	Aa3		$1,450,000	$1,433,978
Avon Community School Building Corp., Revenue Bond, AMBAC	4.750%	1/15/2032	Aa3		1,015,000	970,624
Frankfort High School Elementary School Building Corp., Revenue Bond, FSA	4.750%	7/15/2025	Aaa		1,500,000	1,509,930
La Porte County, G.O. Bond, FGIC	5.200%	1/15/2018	A3		300,000	310,650
Noblesville Sewage Works, Revenue Bond, AMBAC	5.000%	1/1/2024	Aa3		550,000	557,282
North Lawrence Indiana Community Schools Building Corp., Revenue Bond, FSA	5.000%	7/15/2020	Aaa		450,000	465,714
Shelbyville Independent Central Renovation School Building Corp., Revenue Bond, MBIA	5.000%	7/15/2018	A2		3,000,000	3,147,540

						8,395,718

Iowa - 1.8%
Indianola Community School District, G.O. Bond, FGIC	5.200%	6/1/2021	A3		425,000	439,497
Iowa City Community School District, G.O. Bond, FSA	4.000%	6/1/2018	Aaa		425,000	421,485
Iowa City, Sewer, Revenue Bond, MBIA	5.750%	7/1/2021	A2		250,000	250,502
Polk County, Series C, G.O. Bond	4.000%	6/1/2017	Aa1		995,000	1,002,333
Polk County, Series C, G.O. Bond	4.125%	6/1/2025	Aa1		2,075,000	1,966,955

						4,080,772

Kansas - 2.7%
Johnson & Miami Counties Unified School District No. 230, G.O. Bond, FGIC	4.000%	9/1/2022	A2		1,000,000	921,680
Johnson County Unified School District No. 231, Prerefunded Balance, Series A, G.O. Bond, FGIC	5.750%	10/1/2016	A	[2]	500,000	521,730
Miami County Unified School District No. 416 Louisburg, G.O. Bond, MBIA	5.000%	9/1/2018	A2		2,000,000	2,085,240
Sedgwick County Unified School District No. 265, G.O. Bond, FSA	5.000%	10/1/2025	Aaa		1,090,000	1,126,744
Shawnee County Unified School District No. 450, Shawnee Heights, G.O. Bond, FSA	4.200%	9/1/2020	Aaa		700,000	692,664
Shawnee County Unified School District No. 450, Shawnee Heights, G.O. Bond, FSA	4.250%	9/1/2021	Aaa		580,000	572,657
Wyandotte County School District No. 204 Bonner Springs, Prerefunded Balance, Series A, G.O. Bond, FSA	5.375%	9/1/2015	Aaa		290,000	306,121

6	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2008 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)		Principal Amount	Value (Note 2)

MUNICIPAL SECURITIES (continued)

Kansas (continued)
Wyandotte County School District No. 204 Bonner Springs, Unrefunded Balance, Series A, G.O. Bond, FSA	5.375%	9/1/2015	Aaa		$110,000	$114,900

						6,341,736

Kentucky - 0.8%
Kentucky State Turnpike Authority, Economic Development, Revenue Bond, AMBAC	6.500%	7/1/2008	Aa3		250,000	250,031
Lexington-Fayette Urban County Government, Public Facilities Corp., Revenue Bond, MBIA	4.000%	10/1/2018	Aa3		1,655,000	1,629,877

						1,879,908

Louisiana - 1.3%
Caddo Parish Parishwide School District, G.O. Bond, MBIA	4.350%	3/1/2026	Aa3		660,000	618,862
Caddo Parish Parishwide School District, G.O. Bond, MBIA	4.375%	3/1/2027	Aa3		1,090,000	1,016,654
Lafayette Public Power Authority, Series A, Revenue Bond, AMBAC	5.000%	11/1/2012	Aa3		730,000	763,668
New Orleans Sewage Service, Revenue Bond, FGIC	5.250%	6/1/2012	Ba2		300,000	296,025
Orleans Parish Parishwide School District, Series A, G.O. Bond, FGIC	5.125%	9/1/2016	BBB	[3]	400,000	400,136

						3,095,345

Maine - 0.3%
Kennebec Water District, Revenue Bond, FSA	5.125%	12/1/2021	Aaa		750,000	755,587

Maryland - 1.7%
Anne Arundel County, Water & Sewer, G.O. Bond	4.125%	3/1/2024	Aa1		345,000	330,172
Anne Arundel County, Water & Sewer, G.O. Bond	4.200%	3/1/2025	Aa1		1,770,000	1,698,067
Baltimore County, Metropolitan District, G.O. Bond	4.250%	9/1/2029	Aaa		1,000,000	943,980
Baltimore, Water Project, Series A, Revenue Bond, FGIC	5.550%	7/1/2009	A1		260,000	269,727
Maryland State, State & Local Facilities, G.O. Bond	4.250%	8/1/2021	Aaa		750,000	746,250

						3,988,196

The accompanying notes are an integral part of the financial statements.	7

Investment Portfolio - June 30, 2008 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)	Principal Amount	Value (Note 2)

MUNICIPAL SECURITIES (continued)
Massachusetts - 2.4%
Boston, Series A, G.O. Bond, MBIA	4.125%	1/1/2021	Aa1	$1,000,000	$983,210
Boston, Series A, G.O. Bond, MBIA	4.125%	1/1/2022	Aa1	410,000	400,246
Cambridge, Series A, G.O. Bond	4.000%	2/1/2026	Aaa	850,000	792,922
Cambridge, Series A, G.O. Bond	4.000%	2/1/2027	Aaa	850,000	785,111
Lowell, State Qualified, G.O. Bond, AMBAC	5.000%	2/1/2020	Aa3	500,000	513,780
Massachusetts State, Series C, G.O. Bond, AMBAC	5.750%	8/1/2010	Aa2	400,000	423,264
Massachusetts State, Series D, G.O. Bond	5.250%	10/1/2014	Aa2	1,000,000	1,089,550
Plymouth, G.O. Bond, MBIA	5.250%	10/15/2020	Aa2	100,000	104,424
Richmond, G.O. Bond, MBIA	5.000%	4/15/2021	Aa3	400,000	409,476

					5,501,983

Michigan - 4.8%
Bendle Public School District, School Building & Site, G.O. Bond, FGIC	4.500%	5/1/2028	Aa3	640,000	602,528
Detroit City School District, School Building & Site Impt., Series B, G.O. Bond, FGIC	5.000%	5/1/2033	Aa3	750,000	747,832
Detroit Sewer Disposal System, Series B, Revenue Bond, FGIC	4.625%	7/1/2034	A3	1,500,000	1,358,955
Detroit Water Supply System, Revenue Bond, MBIA	5.250%	7/1/2023	A2	2,000,000	2,040,580
Grand Rapids Public Schools, G.O. Bond, MBIA	4.125%	5/1/2023	Aa3	1,200,000	1,128,408
Holly Area School District, G.O. Bond, FGIC	5.000%	5/1/2022	Aa3	500,000	503,715
Muskegon Public Schools, G.O. Bond, FSA	5.000%	5/1/2020	Aaa	1,000,000	1,034,170
Muskegon Water, Revenue Bond, FSA	4.750%	5/1/2019	Aaa	565,000	571,068
Oakland County, George W. Kuhn Drain District, Prerefunded Balance, Series B, G.O. Bond	5.375%	4/1/2021	Aaa	475,000	487,915
Saginaw City School District, School Building & Site, G.O. Bond, FSA	4.500%	5/1/2031	Aaa	1,695,000	1,618,030
St. Joseph County, Sewer Disposal Systems - Constantine, G.O. Bond, FSA	5.000%	4/1/2012	Aaa	100,000	100,584
Warren Woods Public Schools, School Building & Site, G.O. Bond, FSA	4.500%	5/1/2026	Aaa	1,015,000	995,421

					11,189,206

Minnesota - 2.3%
Brooklyn Center Independent School District No. 286, School Building, Series A, G.O. Bond, MBIA	4.375%	2/1/2026	Aa2	1,105,000	1,035,860
Hennepin County, Series A, G.O. Bond	4.500%	12/1/2025	Aaa	1,500,000	1,503,270
Minnesota, G.O. Bond	5.000%	8/1/2013	Aa1	2,000,000	2,152,800

8	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2008 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)		Principal Amount	Value (Note 2)

MUNICIPAL SECURITIES (continued)

Minnesota (continued)
Pine County, Series A, G.O. Bond, FGIC	4.400%	2/1/2028	AAA	[2]	$555,000	$512,520
Western Minnesota Municipal Power Agency, Revenue Bond	6.625%	1/1/2016	Aaa		175,000	199,243

						5,403,693

Mississippi - 0.7%
Biloxi Public School District, Revenue Bond, MBIA	5.000%	4/1/2017	A2		500,000	509,980
De Soto County School District, G.O. Bond, FSA	5.000%	2/1/2013	Aaa		1,000,000	1,053,460

						1,563,440

Missouri - 1.3%
Metropolitan St. Louis Sewer District Wastewater System, Series A, Revenue Bond, MBIA	3.600%	5/1/2013	Aa2		600,000	601,488
Missouri Water Pollution Control, Series A, G.O. Bond	4.500%	12/1/2030	Aaa		2,375,000	2,326,289

						2,927,777

Nebraska - 1.1%
Omaha Metropolitan Utilities District Water, Series A, Revenue Bond, FSA	4.375%	12/1/2031	Aaa		2,640,000	2,449,471

Nevada - 3.4%
Clark County Public Facilities, Prerefunded Balance, Series C, G.O. Bond, FGIC	5.000%	6/1/2024	Aa1		315,000	324,280
Clark County Public Facilities, Unrefunded Balance, Series C, G.O. Bond, FGIC	5.000%	6/1/2024	Aa1		110,000	110,524
Clark County Transportation, Series A, G.O. Bond, FGIC	4.500%	12/1/2019	Aa1		500,000	500,345
Clark County, G.O. Bond, FSA	4.750%	6/1/2027	Aaa		3,000,000	3,009,720
Las Vegas Valley Water District, Water Impt., Series A, G.O. Bond, FSA	4.750%	6/1/2033	Aaa		1,500,000	1,467,765
Nevada State, Project Nos. 66 & 67, Unrefunded Balance, Series A, G.O. Bond, FGIC	5.000%	5/15/2028	Aa1		125,000	125,014
North Las Vegas, G.O. Bond, MBIA	5.000%	5/1/2024	Aaa		1,500,000	1,522,245
Truckee Meadows, Water Authority, Prerefunded Balance, Series A, Revenue Bond, FSA	5.000%	7/1/2025	Aaa		750,000	790,117

						7,850,010

The accompanying notes are an integral part of the financial statements.	9

Investment Portfolio - June 30, 2008 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)		Principal Amount	Value (Note 2)

MUNICIPAL SECURITIES (continued)

New Jersey - 4.1%
East Brunswick Township Board of Education, G.O. Bond, FSA	4.500%	11/1/2028	Aaa		$835,000	$817,515
East Brunswick Township Board of Education, G.O. Bond, FSA	4.500%	11/1/2029	Aaa		1,000,000	979,780
Essex County, Prerefunded Balance, Series A, G.O. Bond, MBIA	4.500%	5/1/2031	A1		500,000	526,415
Hudson County, G.O. Bond, CIFG	4.250%	9/1/2021	A3		930,000	903,709
Morris County Impt. Authority, School District, Morris Hills Regional District, Revenue Bond	3.700%	10/1/2018	Aaa		540,000	526,549
New Jersey Transportation Trust Fund Authority, Transportation System, Unrefunded Balance, Series A, Revenue Bond, FSA	4.250%	12/15/2022	Aaa		2,000,000	1,959,740
New Jersey Transportation Trust Fund Authority, Transportation System, Unrefunded Balance, Series C, Revenue Bond, FSA	5.500%	12/15/2013	Aaa		1,400,000	1,538,152
South Brunswick Township Board of Education, G.O. Bond, MBIA	4.125%	8/1/2012	Aa2		1,200,000	1,236,276
Sparta Township School District, G.O. Bond, FSA	4.300%	2/15/2030	Aaa		1,000,000	952,020

						9,440,156

New Mexico - 0.3%
New Mexico Finance Authority, Public Project Revolving Fund, Series A, Revenue Bond, MBIA	3.250%	6/1/2013	Aa2		795,000	783,703

New York - 3.5%
Erie County, Public Impt., Series A, G.O. Bond, FGIC	5.000%	9/1/2014	Baa3		380,000	391,541
Hampton Bays Union Free School District, G.O. Bond, FSA	4.375%	9/15/2029	Aaa		2,225,000	2,163,390
Mount Morris Central School District, G.O. Bond, FGIC	4.125%	6/15/2014	A2		1,290,000	1,332,518
New York City Municipal Water Finance Authority, Series E, Revenue Bond, FGIC	5.000%	6/15/2026	Aa2		750,000	757,777
New York State Urban Development Corp., Series B, Revenue Bond, MBIA	5.000%	1/1/2019	AAA	[2]	1,000,000	1,055,640
Sachem Central School District of Holbrook, G.O. Bond, FGIC	4.375%	10/15/2030	AA	[2]	2,000,000	1,879,080

10	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2008 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)	Principal Amount	Value (Note 2)

MUNICIPAL SECURITIES (continued)

New York (continued)
Spencerport Central School District, G.O. Bond, FSA	5.000%	11/15/2012	Aaa	$350,000	$354,330
Westchester County, Unrefunded Balance, G.O. Bond	4.750%	11/15/2016	Aaa	120,000	120,460

					8,054,736

North Carolina - 1.9%
Cary, G.O. Bond	5.000%	3/1/2018	Aaa	700,000	733,026
Mecklenburg County, Public Impt., Series A, G.O. Bond	4.125%	2/1/2022	Aaa	1,455,000	1,427,486
North Carolina Grant Anticipation, Revenue Bond, MBIA	4.000%	3/1/2018	Aa3	1,355,000	1,344,743
Raleigh, G.O. Bond	4.400%	6/1/2017	Aaa	250,000	255,527
Union County, Prerefunded Balance, Series B, G.O. Bond, FGIC	5.300%	3/1/2013	Aa2	250,000	260,868
Wilson, G.O. Bond, AMBAC	5.100%	6/1/2019	Aa3	400,000	412,296

					4,433,946

North Dakota - 0.8%
Fargo, Series A, G.O. Bond, MBIA	4.700%	5/1/2030	Aa2	1,840,000	1,785,113

Ohio - 4.1%
Brookville Local School District, School Impt., G.O. Bond, FSA	4.125%	12/1/2026	Aaa	660,000	609,484
Cleveland, Various Purposes, G.O. Bond, MBIA	5.000%	12/1/2012	A2	1,140,000	1,199,736
Columbus, Limited Tax, Series 2, G.O. Bond	5.000%	7/1/2017	Aaa	1,000,000	1,067,740
Columbus City School District, Facilities Construction & Impt., G.O. Bond, FSA	4.375%	12/1/2032	Aaa	1,000,000	939,230
Licking Heights Local School District, School Facilities Construction & Impt., Series A, G.O. Bond, MBIA	5.000%	12/1/2022	A1	1,450,000	1,498,735
Newark City School District, School Impt., G.O. Bond, FGIC	4.250%	12/1/2027	A3	500,000	454,190
Ohio State Conservation Project, Series A, G.O. Bond	5.000%	3/1/2015	Aa1	1,000,000	1,069,050
Pickerington Local School District, School Facilities Construction & Impt., G.O. Bond, MBIA	4.250%	12/1/2034	A1	2,500,000	2,246,925
Springfield City School District, Prerefunded Balance, G.O. Bond, FGIC	5.200%	12/1/2023	Baa1	325,000	352,560

					9,437,650

The accompanying notes are an integral part of the financial statements.	11

Investment Portfolio - June 30, 2008 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)		Principal Amount	Value (Note 2)

MUNICIPAL SECURITIES (continued)

Oklahoma - 1.2%
Oklahoma City, G.O. Bond, MBIA	4.250%	3/1/2023	Aa1		$2,000,000	$1,940,360
Oklahoma State Turnpike Authority, Prerefunded Balance, Series A, Revenue Bond, FGIC	5.000%	1/1/2023	Aa3		750,000	762,262

						2,702,622

Oregon - 3.2%
Josephine County Unit School District Three Rivers, Prerefunded Balance, G.O. Bond, FSA	5.250%	6/15/2017	Aaa		825,000	876,802
Metro, G.O. Bond	5.000%	6/1/2022	Aaa		3,000,000	3,160,920
Oregon State Board of Higher Education, Prerefunded Balance, Series B, G.O. Bond	5.000%	8/1/2033	Aa2		1,500,000	1,549,425
Salem Water & Sewer, Revenue Bond, FSA	5.000%	5/1/2014	Aaa		1,120,000	1,207,326
Washington County School District No. 015 Forest Grove, Prerefunded Balance, G.O. Bond, FSA	5.500%	6/15/2017	Aaa		500,000	534,905

						7,329,378

Pennsylvania - 2.8%
Jenkintown School District, Series A, G.O. Bond, FGIC	4.500%	5/15/2032	A	[2]	1,000,000	906,120
Lancaster School District, G.O. Bond, FSA	5.000%	6/1/2019	Aaa		1,200,000	1,271,952
Pennsylvania State, G.O. Bond, MBIA	5.000%	1/1/2011	Aa2		1,500,000	1,568,130
Pennsylvania State Turnpike Commission, Prerefunded Balance, Revenue Bond, AMBAC	5.375%	7/15/2019	Aa3		530,000	569,098
Philadelphia, Water & Wastewater, Revenue Bond, MBIA	5.600%	8/1/2018	A2		20,000	21,515
Plum Boro School District, Series A, G.O. Bond, FGIC	4.500%	9/15/2030	A	[2]	855,000	773,518
Uniontown Area School District, G.O. Bond, FSA	4.350%	10/1/2034	Aaa		1,500,000	1,358,235

						6,468,568

Rhode Island - 0.4%
Rhode Island Clean Water Finance Agency, Series A, Revenue Bond, MBIA	5.000%	10/1/2035	A2		1,000,000	966,710

South Carolina - 3.3%
Beaufort County School District, Prerefunded Balance, Series A, G.O. Bond	5.000%	3/1/2020	Aa1		500,000	525,765
Beaufort County, G.O. Bond, MBIA	4.250%	3/1/2024	Aa2		790,000	760,178
Charleston County, Transportation Sales Tax, G.O. Bond	5.000%	11/1/2017	Aa1		1,000,000	1,069,500

12	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2008 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)		Principal Amount	Value (Note 2)

MUNICIPAL SECURITIES (continued)

South Carolina (continued)
Orangeburg County Consolidated School District 5, Prerefunded Balance, G.O. Bond	5.625%	3/1/2019	Aa1		$800,000	$839,176
South Carolina, State Institutional - South Carolina State University, Series D, G.O. Bond	4.250%	10/1/2026	Aaa		1,250,000	1,202,263
South Carolina, Transportation Infrastructure Bank, Prerefunded Balance, Series A, Revenue Bond, AMBAC	5.250%	10/1/2021	Aa3		1,500,000	1,570,575
South Carolina, Transportation Infrastructure Bank, Series B, Revenue Bond, AMBAC	4.250%	10/1/2027	Aa3		2,000,000	1,793,400

						7,760,857

Tennessee - 1.3%
Rhea County, Prerefunded Balance, G.O. Bond, MBIA	5.000%	4/1/2018	A2		950,000	999,799
Shelby County, Series A, G.O. Bond	5.500%	3/1/2010	Aa2		2,000,000	2,093,300

						3,093,099

Texas - 5.7%
Alamo Community College District, Series A, G.O. Bond, MBIA	5.000%	8/15/2024	Aa2		1,020,000	1,046,653
Alvin Independent School District, G.O. Bond	4.375%	2/15/2024	Aaa		750,000	728,047
Brazoria County, G.O. Bond, FGIC	4.750%	9/1/2011	Aa3		445,000	447,256
Brazos River Authority, Series B, Revenue Bond, FGIC	4.250%	12/1/2017	Baa2		1,125,000	1,077,199
Canyon Independent School District, School Building, G.O. Bond	4.700%	2/15/2025	AAA	[2]	1,440,000	1,443,370
Del Valle Independent School District, School Building, G.O. Bond	5.000%	6/15/2019	AAA	[2]	1,845,000	1,937,822
Fort Bend County, G.O. Bond, MBIA	4.750%	3/1/2031	Aa2		1,000,000	978,200
Huntsville Independent School District, G.O. Bond	4.500%	2/15/2029	Aaa		1,220,000	1,165,588
McKinney Waterworks & Sewer, Revenue Bond, FGIC	4.750%	3/15/2024	Aa3		1,000,000	996,640
San Antonio Water, Revenue Bond, FGIC	4.375%	5/15/2029	Aa3		1,400,000	1,267,126
San Patricio Municipal Water District, Prerefunded Balance, Revenue Bond, FSA	5.200%	7/10/2028	Aaa		490,000	506,822
University of Texas Financing System, Series F, Revenue Bond	4.750%	8/15/2028	Aaa		1,000,000	1,003,460
Waller Consolidated Independent School District, G.O. Bond	4.750%	2/15/2023	Aaa		500,000	502,055

						13,100,238

The accompanying notes are an integral part of the financial statements.	13

Investment Portfolio - June 30, 2008 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)		Principal Amount	Value (Note 2)

MUNICIPAL SECURITIES (continued)

Utah - 1.5%
Mountain Regional Water Special Service District, Revenue Bond, MBIA	5.000%	12/15/2030	A2		$1,240,000	$1,210,550
Provo City School District, Series B, G.O. Bond	4.000%	6/15/2014	Aaa		1,100,000	1,127,137
St. George, Parks and Recreation, G.O. Bond, AMBAC	4.000%	8/1/2019	Aa3		795,000	766,706
Utah State Building Ownership Authority, Series C, Revenue Bond, FSA	5.500%	5/15/2011	Aaa		300,000	319,605

						3,423,998

Vermont - 0.4%
Vermont, Series D, G.O. Bond	4.500%	7/15/2025	Aaa		1,000,000	1,002,930

Virginia - 3.0%
Fairfax County, Public Impt., Series A, G.O. Bond	4.000%	4/1/2017	Aaa		2,000,000	2,023,900
Fairfax County, Public Impt., Series A, G.O. Bond	4.250%	4/1/2027	Aaa		1,500,000	1,436,235
Norfolk, Capital Impt., G.O. Bond, FGIC	4.250%	10/1/2024	A1		2,500,000	2,364,825
Norfolk, Capital Impt., G.O. Bond, MBIA	4.375%	3/1/2024	A1		685,000	664,909
Richmond, Series B, G.O. Bond, FSA	4.750%	7/15/2023	Aaa		400,000	407,168

						6,897,037

Washington - 3.9%
Franklin County, G.O. Bond, FGIC	5.125%	12/1/2022	BBB	[3]	1,000,000	1,022,350
King County School District No. 411 Issaquah, Series A, G.O. Bond, FSA	5.250%	12/1/2018	Aaa		2,420,000	2,585,455
King County Sewer, Revenue Bond, FSA	5.000%	1/1/2024	Aaa		1,460,000	1,512,458
King County Sewer, Series A, Revenue Bond, MBIA	4.500%	1/1/2032	A1		1,070,000	1,006,239
Seattle, Drain & Wastewater, Revenue Bond, MBIA	4.375%	2/1/2026	Aa2		2,000,000	1,888,380
Washington State, Motor Vehicle Fuel Tax, G.O. Bond, AMBAC	5.000%	1/1/2025	Aa1		1,000,000	1,025,060

						9,039,942

West Virginia - 0.3%
West Virginia State Water Development Authority, Series A, Revenue Bond, FGIC	4.250%	11/1/2026	A	[2]	820,000	734,859

14	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2008 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value (Note 2)

MUNICIPAL SECURITIES (continued)

Wisconsin - 2.6%
Central Brown County Water Authority, Water Systems, Revenue Bond, AMBAC	5.000%	12/1/2035	Aa3	$1,500,000	$1,477,920
Eau Claire, Series B, G.O. Bond, MBIA	4.000%	4/1/2015	Aa2	1,195,000	1,210,129
Kenosha, Series B, G.O. Bond, FSA	5.000%	9/1/2011	Aaa	765,000	807,572
Oshkosh, Corporate Purposes, Series A, G.O. Bond, FGIC	5.050%	12/1/2021	Aa3	450,000	458,888
Stoughton Area School District, G.O. Bond, FGIC	4.875%	4/1/2016	A1	500,000	512,000
Two Rivers Public School District, Prerefunded Balance, G.O. Bond, FSA	5.625%	3/1/2019	Aaa	415,000	435,323
West De Pere School District, Prerefunded Balance, Series A, G.O. Bond, FSA	5.250%	10/1/2017	Aaa	500,000	527,325
Wisconsin State Transportation, Series A, Revenue Bond, FSA	5.000%	7/1/2025	Aaa	700,000	718,284

					6,147,441

TOTAL MUNICIPAL SECURITIES (Identified Cost $222,416,549)					219,127,212

SHORT-TERM INVESTMENTS - 4.1%
Dreyfus AMT - Free Municipal Reserves - Class R (Identified Cost $9,371,758)				9,371,758	9,371,758

TOTAL INVESTMENTS - 98.7% (Identified Cost $231,788,307)					228,498,970

OTHER ASSETS, LESS LIABILITIES - 1.3%					3,064,399

NET ASSETS - 100%					$231,563,369

The accompanying notes are an integral part of the financial statements.	15

Investment Portfolio - June 30, 2008 (unaudited)

Key:

G.O. Bond - General Obligation Bond

Impt. - Improvement

No. - Number

Scheduled principal and interest payments are guaranteed by:

AMBAC (AMBAC Assurance Corp.)

CIFG (CIFG North America, Inc.)

FGIC (Financial Guaranty Insurance Co.)

FSA (Financial Security Assurance)

MBIA (MBIA, Inc.)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit ratings from Fitch (unaudited).

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: MBIA - 24.0%; FSA - 21.8%; FGIC - 13.3%.

16	The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2008

ASSETS:

Investments, at value (identified cost $231,788,307) (Note 2)	$228,498,970
Interest receivable	2,831,522
Receivable for fund shares sold	641,189
Dividends receivable	11,401
Prepaid expenses	908

TOTAL ASSETS	231,983,990

LIABILITIES:

Accrued management fees (Note 3)	95,100
Accrued fund accounting and transfer agent fees (Note 3)	13,989
Accrued Chief Compliance Officer service fees (Note 3)	987
Accrued directors’ fees (Note 3)	181
Payable for fund shares repurchased	291,476
Audit fees payable	18,888

TOTAL LIABILITIES	420,621

TOTAL NET ASSETS	$231,563,369

NET ASSETS CONSIST OF:

Capital stock	$216,688
Additional paid-in-capital	232,748,742
Undistributed net investment income	1,770,080
Accumulated net realized gain on investments	117,196
Net unrealized depreciation on investments	(3,289,337)

TOTAL NET ASSETS	$231,563,369

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($231,563,369/21,668,801 shares)	$10.69

The accompanying notes are an integral part of the financial statements.	17

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2008

INVESTMENT INCOME:

Interest	$4,889,890
Dividends	56,008

Total Investment Income	4,945,898

EXPENSES:

Management fees (Note 3)	576,455
Fund accounting and transfer agent fees (Note 3)	83,812
Directors’ fees (Note 3)	5,569
Chief Compliance Officer service fees (Note 3)	3,034
Custodian fees	6,215
Miscellaneous	32,844

Total Expenses	707,929

NET INVESTMENT INCOME	4,237,969

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain on investments	92,532
Net change in unrealized appreciation (depreciation) on investments	(5,528,382)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(5,435,850)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,197,881)

18	The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	For the Six Months Ended 6/30/08 (unaudited)	For the Year Ended 12/31/07

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$4,237,969	$7,527,019
Net realized gain on investments	92,532	90,824
Net change in unrealized appreciation (depreciation) on investments	(5,528,382)	(603,383)

Net increase (decrease) from operations	(1,197,881)	7,014,460

DISTRIBUTIONS TO SHAREHOLDERS (Note 7):

From net investment income	(3,834,726)	(7,219,804)
From net realized gain on investments	—	(66,160)

Total distributions to shareholders	(3,834,726)	(7,285,964)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	887,425	68,291,443

Net increase (decrease) in net assets	(4,145,182)	68,019,939

NET ASSETS:

Beginning of period	235,708,551	167,688,612

End of period (including undistributed net investment income of $1,770,080 and $1,366,837, respectively)	$231,563,369	$235,708,551

The accompanying notes are an integral part of the financial statements.	19

Financial Highlights

	For the Six Months Ended 6/30/08 (unaudited)	For the Years Ended
		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.92	$10.95	$10.90	$10.99	$11.04	$11.00

Income (loss) from investment operations:
Net investment income	0.20	0.36	0.37	0.37	0.37	0.41
Net realized and unrealized gain (loss) on investments	(0.25)	(0.02)	0.05	(0.09)	0.04	0.10

Total from investment operations	(0.05)	0.34	0.42	0.28	0.41	0.51

Less distributions to shareholders:
From net investment income	(0.18)	(0.37)	(0.36)	(0.36)	(0.45)	(0.41)
From net realized gain on investments	—	—[2]	(0.01)	(0.01)	(0.01)	(0.06)

Total distributions to shareholders	(0.18)	(0.37)	(0.37)	(0.37)	(0.46)	(0.47)

Net asset value - End of period	$10.69	$10.92	$10.95	$10.90	$10.99	$11.04

Net assets - End of period (000’s omitted)	$231,563	$235,709	$167,689	$112,965	$86,441	$63,754

Total return[1]	(0.45%)	3.20%	3.94%	2.60%	3.80%	4.65%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.61%[3]	0.62%	0.66%	0.71%	0.77%	0.78%
Net investment income	3.68%[3]	3.65%	3.71%	3.58%	3.63%	3.83%
Portfolio turnover	1%	3%	5%	2%	5%	7%

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

2Less than $0.01 per share.

3Annualized.

20	The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Diversified Tax Exempt Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax as the Advisor believes is consistent with the preservation of capital.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 5.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2008, 3.38 billion shares have been designated in total among 27 series, of which 100 million have been designated as Diversified Tax Exempt Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and required additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of January 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

21

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of June 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$9,371,758	—
Level 2 - Other Significant Observable Inputs	219,127,212	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$228,498,970	—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of June 30, 2008, the Series did not have any derivative instruments.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily. Dividend income is recorded on an accrual basis on ex-dividend date.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

On June 29, 2007, the Series adopted Financial Accounting Standards Board Interpretation No. 48 - Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. Management has determined that FIN 48 did not have a material impact on the Series’ financial statements. The Series files income tax returns in the U.S. federal jurisdiction and various states, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2004 through December 31, 2007.

22

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2009, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.85% of average daily net assets each year. For the six months ended June 30, 2008, the Advisor did not waive its management fee or reimburse any expenses of the Series. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

23

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES (continued)

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.11% of the Fund’s average daily net assets up to $900 million, 0.07% of the Fund’s average daily net assets between $900 million and $1.5 billion, and 0.04% of the Fund’s average daily net assets over $1.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with Citi Fund Services Ohio, Inc. (“Citi”) under which Citi serves as sub-accountant and sub-transfer agent.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2008, purchases and sales of securities, other than United States Government securities and short-term securities, were $3,291,270 and $4,931,137, respectively. There were no purchases or sales of United States Government securities.

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of Diversified Tax Exempt Series were:

	For the Six Months Ended 6/30/08		For the Year Ended 12/31/07
	Shares	Amount	Shares	Amount

Sold	2,075,030	$22,612,676	8,230,257	$89,579,593
Reinvested	333,148	3,558,097	626,954	6,788,154
Repurchased	(2,321,271)	(25,283,348)	(2,593,583)	(28,076,304)

Total	86,907	$887,425	6,263,628	$68,291,443

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2008.

7.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

24

Notes to Financial Statements (unaudited)

7.	FEDERAL INCOME TAX INFORMATION (continued)

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2007 were as follows:

Ordinary income	$103,002
Tax exempt income	7,116,802
Long-term capital gains	66,160

At June 30, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$231,745,430
Unrealized appreciation	$1,681,007
Unrealized depreciation	(4,927,467)

Net unrealized depreciation	$(3,246,460)

25

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

26

Manning & Napier Fund, Inc.

LIFE SCIENCES SERIES	|	Semi-Annual Report - June 30, 2008

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08-6/30/08
Actual	$1,000.00	$822.40	$5.03
Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.57

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.11%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Portfolio Composition as of June 30, 2008 (unaudited)

Sector Allocation1

1As a percentage of net assets.

Top Ten Stock Holdings2

Affymetrix, Inc.	5.8%	ev3, Inc.	4.1%
Synthes, Inc. (Switzerland)	4.8%	Sirona Dental Systems, Inc.	3.9%
Eclipsys, Corp.	4.8%	Applera Corp. - Celera Group	3.9%
Omnicell, Inc.	4.6%	Inverness Medical Innovations, Inc.	3.6%
Covidien Ltd. (Bermuda)	4.1%	Luminex Corp.	3.4%

2As a percentage of total investments.

2

Investment Portfolio - June 30, 2008 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 98.9%

Health Care - 98.9%
Biotechnology - 9.2%
Applera Corp. - Celera Group*	872,000	$9,905,920
Crucell NV - ADR* (Netherlands) (Note 7)	377,000	6,024,460
Medarex, Inc.*	517,000	3,417,370
Monogram Biosciences, Inc.*	3,353,000	3,688,300

		23,036,050

Health Care Equipment & Supplies - 56.3%
Abaxis, Inc.*	167,000	4,029,710
Advanced Medical Optics, Inc.*	355,000	6,652,700
Align Technology, Inc.*	675,000	7,080,750
Alsius Corp.*[5,7]	581,768	698,122
AtriCure, Inc.*	234,000	2,524,860
Beckman Coulter, Inc.	121,000	8,171,130
Carl Zeiss Meditec AG (Germany) (Note 7)	419,743	6,515,532
Covidien Ltd. (Bermuda) (Note 7)	220,000	10,535,800
C.R. Bard, Inc.	58,200	5,118,690
Dexcom, Inc.*	953,000	5,756,120
ev3, Inc.*	1,100,880	10,436,342
Gen-Probe, Inc.*	127,000	6,029,960
Inverness Medical Innovations, Inc.*	158,000	5,240,860
Inverness Medical Innovations, Inc.*[1,2]	122,000	4,046,740
Micrus Endovascular Corp.*	372,000	5,215,440
Nobel Biocare Holding AG (Switzerland) (Note 7)	60,000	1,959,855
OraSure Technologies, Inc.*	1,712,000	6,402,880
Sirona Dental Systems, Inc.*	385,000	9,979,200
SonoSite, Inc.*	151,000	4,229,510
STAAR Surgical Co.*	1,116,000	3,459,600
Straumann Holding AG (Switzerland) (Note 7)	31,000	7,430,530
Synthes, Inc. (Switzerland) (Note 7)	90,000	12,407,716
Thoratec Corp.*	369,400	6,423,866

		140,345,913

Health Care Providers & Services - 6.9%
Bio-Reference Laboratories, Inc.*	284,000	6,336,040
Diagnosticos da America S.A. (Brazil) (Note 7)	250,000	6,472,295
Sonic Healthcare Ltd. (Australia) (Note 7)	321,000	4,476,237

		17,284,572

Health Care Technology - 9.7%
Eclipsys Corp.*	670,000	12,301,200
Omnicell, Inc.*	898,000	11,835,640

		24,136,840

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolio - June 30, 2008 (unaudited)

	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)

Health Care (continued)
Life Sciences Tools & Services - 13.9%
Affymetrix, Inc.*	1,438,752	$14,804,758
Caliper Life Sciences, Inc.*	2,159,153	5,592,206
Exelixis, Inc.*	1,117,000	5,585,000
Luminex Corp.*	427,000	8,774,850

		34,756,814

Pharmaceuticals - 2.9%
Barr Pharmaceuticals, Inc.*	160,750	7,246,610

TOTAL COMMON STOCKS (Identified Cost $277,490,838)		246,806,799

PREFERRED STOCKS - 0.9%
Financials - 0.9%
Insurance - 0.9%
Avalon HealthCare Holdings, Inc. - Series D*[1,3,4,5] (Identified Cost $2,312,500)	925,000	2,312,500

WARRANTS - 0.1%
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Caliper Life Sciences, Inc., 8/15/2010[1,3,6]	285,000	53,611
Caliper Life Sciences, Inc., 8/10/2011	401,109	124,344

TOTAL WARRANTS (Identified Cost $541,581)		177,955

SHORT-TERM INVESTMENTS - 2.8%
Dreyfus Treasury and Agency Cash Management - Institutional Shares	2,970,064	2,970,064
Federal Home Loan Bank Discount Note, 7/2/2008	$4,000,000	3,999,545

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $6,969,836)		6,969,609

TOTAL INVESTMENTS - 102.7% (Identified Cost $287,314,755)		256,266,863

LIABILITIES, LESS OTHER ASSETS - (2.7%)		(6,704,664)

NET ASSETS - 100%		$249,562,199

*Non-income producing security

ADR - American Depository Receipt

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2008 (unaudited)

1Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities amount to $6,412,851, or 2.6%, of the Series’ net assets as of June 30, 2008 (see Note 2 to the financial statements).

2This security was acquired on February 3, 2006 at a cost of $2,978,020 ($24.41 per share) and has been determined to be liquid under guidelines established by the Board of Directors (see Note 2 to the financial statements).

3Security has been valued at fair value (see Note 2 to the financial statements).

4This security was acquired June 22, 2007 at a cost of $2,312,500 ($2.50 per share) and has been determined to be illiquid under guidelines established by the Board of Directors (see Note 2 to the financial statements).

5See Note 2 to the financial statements regarding affiliated companies.

6This security was acquired on August 11, 2005 at a cost of $365,484 ($1.28 per warrant) and has been determined to be illiquid under guidelines established by the Board of Directors (see Note 2 to the financial statements).

7The Chairman and CEO of the company serves as a director of the Fund (see Note 2 to the financial statements).

The accompanying notes are an integral part of the financial statements.	5

Statement of Assets and Liabilities (unaudited)

June 30, 2008

ASSETS:

Investments, at value (identified cost $287,314,755) (Note 2)	$256,266,863
Foreign currency, at value (cost $1)	1
Receivable for fund shares sold	147,275
Foreign tax reclaims receivable	16,681
Dividends receivable	12,267
Prepaid expenses	5,433

TOTAL ASSETS	256,448,520

LIABILITIES:

Accrued management fees (Note 3)	218,677
Accrued fund accounting and transfer agent fees (Note 3)	12,312
Accrued Chief Compliance Officer service fees (Note 3)	987
Accrued directors’ fees (Note 3)	179
Payable for securities purchased	5,703,792
Payable for fund shares repurchased	929,780
Audit fees payable	20,594

TOTAL LIABILITIES	6,886,321

TOTAL NET ASSETS	$249,562,199

NET ASSETS CONSIST OF:

Capital stock	$262,917
Additional paid-in-capital	287,455,646
Accumulated net investment loss	(702,278)
Accumulated net realized loss on investments, foreign currency and other assets and liabilities	(6,405,987)
Net unrealized depreciation on investments, foreign currency and other assets and liabilities	(31,048,099)

TOTAL NET ASSETS	$249,562,199

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($249,562,199/26,291,682 shares)	$9.49

6	The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2008

INVESTMENT INCOME:

Dividends (net of foreign tax withheld, $12,959)	$712,105
Interest	53,159

Total Investment Income	765,264

EXPENSES:

Management fees (Note 3)	1,326,903
Fund accounting and transfer agent fees (Note 3)	82,804
Directors’ fees (Note 3)	5,569
Chief Compliance Officer service fees (Note 3)	3,034
Custodian fees	11,934
Miscellaneous	37,298

Total Expenses	1,467,542

NET INVESTMENT LOSS	(702,278)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:

Net realized loss on -
Investments	(8,369,812)
Foreign currency and other assets and liabilities	(5,977)

(8,375,789)

Net change in unrealized appreciation (depreciation) on -
Investments	(44,370,942)
Foreign currency and other assets and liabilities	(207)

(44,371,149)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(52,746,938)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(53,449,216)

The accompanying notes are an integral part of the financial statements.	7

Statements of Changes in Net Assets

	For the Six Months Ended 6/30/08 (unaudited)	For the Year Ended 12/31/07

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment loss	$(702,278)	$(2,014,096)
Net realized gain (loss) on investments and foreign currency	(8,375,789)	26,465,274
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(44,371,149)	2,626,310

Net increase (decrease) from operations	(53,449,216)	27,077,488

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

From net realized gain on investments	—	(24,823,184)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	3,342,280	64,342,733

Net increase (decrease) in net assets	(50,106,936)	66,597,037

NET ASSETS:

Beginning of period	299,669,135	233,072,098

End of period (including undistributed net investment loss of $702,278 and $0, respectively)	$249,562,199	$299,669,135

8	The accompanying notes are an integral part of the financial statements.

Financial Highlights

	For the Six Months Ended 6/30/08 (unaudited)	For the Years Ended
		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.54	$11.41	$12.10	$11.89	$11.96	$9.35

Income (loss) from investment operations:
Net investment loss	(0.03)	(0.08)	(0.05)	(0.04)	(0.07)	(0.02)
Net realized and unrealized gain (loss) on investments	(2.02)	1.25	1.56	1.71	0.43	2.76

Total from investment operations	(2.05)	1.17	1.51	1.67	0.36	2.74

Less distributions to shareholders:
From net realized gain on investments	—	(1.04)	(2.20)	(1.46)	(0.43)	(0.13)

Net asset value - End of period	$9.49	$11.54	$11.41	$12.10	$11.89	$11.96

Net assets - End of period (000’s omitted)	$249,562	$299,669	$233,072	$221,302	$185,487	$164,990

Total return[1]	(17.76%)	10.62%	12.52%	14.16%	3.03%	29.39%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.11%[2]	1.12%	1.14%	1.17%	1.18%	1.18%
Net investment loss	(0.53%)[2]	(0.75%)	(0.51%)	(0.32%)	(0.62%)	(0.19%)
Portfolio turnover	45%	95%	93%	110%	109%	86%

*The investment advisor did not impose all of its management fee in some periods. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amount:

	N/A	N/A	N/A	N/A	0.04%	0.01%

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

2Annualized.

The accompanying notes are an integral part of the financial statements.	9

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Life Sciences Series (the “Series”) is a no-load non-diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies in the life sciences industry.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). On November 5, 1999, the Series resumed sales of shares to advisory clients and employees of the Advisor and its affiliates. On May 1, 2001, the Series began offering shares directly to investors. Previously, the Series was available from time to time to advisory clients and employees of the Advisor.

The total authorized capital stock of the Fund consists of 5.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2008, 3.38 billion shares have been designated in total among 27 series, of which 100 million have been designated as Life Sciences Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, foreign equities, exchange-traded funds, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date, with the exception of exchange-traded funds, which are valued at the closing price on the exchange.

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and required additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of January 1, 2008, the

10

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of June 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$249,901,207	—
Level 2 - Other Significant Observable Inputs	4,053,156	—
Level 3 - Significant Unobservable Inputs	2,312,500	—

Total	$256,266,863	—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of June 30, 2008, the Series did not have any derivative instruments.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference

11

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign Currency Translation (continued)

between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio. As of June 30, 2008, the aggregate value of securities deemed illiquid was $2,366,111, representing 0.9% of the Series’ net assets.

Affiliated Companies

The 1940 Act defines “affiliated companies” to include securities in which a series owns 5% or more of the outstanding voting securities of the issuer. The following transactions were effected in shares of Avalon Healthcare Holdings, Inc. for the six months ended June 30, 2008:

Name of Issuer	Number of Shares Held as of 12/31/07	Gross Additions	Gross Reductions	Number of Shares Held as of 6/30/08	Value as of 6/30/08	Investment Income	Realized Gain
Avalon Healthcare Holdings, Inc.	925,000	—	—	925,000	$2,312,500	$—	$—

The Chairman and CEO of Alsius Corp. serves as a director of the Fund. Therefore, Alsius Corp. (formerly Ithaka Acquisition Corp.) is considered an “affiliated company”, as defined in the 1940 Act. The following transactions were effected in shares of Alsius Corp. for the six months ended June 30, 2008:

Name of Issuer	Number of Shares Held as of 12/31/07	Gross Additions	Gross Reductions	Number of Shares Held as of 6/30/08	Value as of 6/30/08	Investment Income	Realized Loss
Alsius Corp.	490,000	321,819	230,051	581,768	$698,122	$—	$410,895
Alsius Corp., 8/3/2009 Warrants*	1,770,000	—	1,770,000	—	$—	$—	$—

*The Warrants were exercised into new common shares of Alsius Corp. during the period.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

12

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Taxes (continued)

On June 29, 2007, the Series adopted Financial Accounting Standards Board Interpretation No. 48 - Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. Management has determined that FIN 48 did not have a material impact on the Series’ financial statements. The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2004 through December 31, 2007.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend,

13

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES (continued)

which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.11% of the Fund’s average daily net assets up to $900 million, 0.07% of the Fund’s average daily net assets between $900 million and $1.5 billion, and 0.04% of the Fund’s average daily net assets over $1.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with Citi Fund Services Ohio, Inc. (“Citi”) under which Citi serves as sub-accountant and sub-transfer agent.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2008, purchases and sales of securities, other than United States Government securities and short-term securities, were $126,626,964 and $115,340,804, respectively. There were no purchases or sales of United States Government securities.

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of Life Sciences Series were:

	For the Six Months Ended 6/30/08		For the Year Ended 12/31/07
	Shares	Amount	Shares	Amount

Sold	1,411,240	$14,405,531	4,659,826	$55,397,353
Reinvested	—	—	2,186,128	24,561,918
Repurchased	(1,081,795)	(11,063,251)	(1,306,611)	(15,616,538)

Total	329,445	$3,342,280	5,539,343	$64,342,733

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2008.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and

14

Notes to Financial Statements (unaudited)

7.	FOREIGN SECURITIES (continued)

the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.	LIFE SCIENCES SECURITIES

The Series may focus its investments in certain related life sciences industries; hence, the Series may subject itself to a greater degree of risk than a series that is more diversified.

9.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid for the year ended December 31, 2007 were as follows:

Ordinary income	$10,394,257
Long-term capital gains	14,428,927

At June 30, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$288,140,323

Unrealized appreciation	$12,380,523
Unrealized depreciation	(44,253,983)

Net unrealized depreciation	$(31,873,460)

15

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16

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17

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

18

Manning & Napier Fund, Inc.

FINANCIAL SERVICES SERIES	|	Semi-Annual Report - June 30, 2008

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08-6/30/08
Actual	$1,000.00	$761.20	$4.86
Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.57

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.11%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Portfolio Composition as of June 30, 2008 (unaudited)

Sector Allocation1

1As a percentage of net assets.

Top Ten Stock Holdings2

SEI Investments Co.	5.0%	JPMorgan Chase & Co.	4.0%
Automatic Data Processing, Inc.	4.7%	The Progressive Corp.	3.3%
PNC Financial Services Group, Inc.	4.4%	Online Resources Corp.	2.9%
U.S. Bancorp	4.4%	Bank of America Corp.	2.9%
Moody’s Corp.	4.4%	HSBC Holdings plc - ADR (United Kingdom)	2.9%

2As a percentage of total investments.

2

Investment Portfolio - June 30, 2008 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 93.5%

Consumer Discretionary - 2.1%
Diversified Consumer Services - 2.1%
Jackson Hewitt Tax Service, Inc.	302,000	$3,690,440

Financials - 76.3%
Capital Markets - 12.8%
Bank of New York Mellon Corp.[1]	88,000	3,329,040
Franklin Resources, Inc.	40,000	3,666,000
Merrill Lynch & Co., Inc.	120,300	3,814,713
Morgan Stanley	85,100	3,069,557
SEI Investments Co.	368,000	8,655,360

		22,534,670

Commercial Banks - 25.1%
The Bancorp, Inc.*	267,000	2,034,540
Boston Private Financial Holdings, Inc.	128,700	729,729
HSBC Holdings plc - ADR (United Kingdom) (Note 7)	65,600	5,031,520
Huntington Bancshares, Inc.	157,500	908,775
KeyCorp	49,690	545,596
PNC Financial Services Group, Inc.	135,500	7,737,050
Royal Bank of Scotland Group plc (United Kingdom) (Note 7)	826,338	3,538,322
Societe Generale - ADR (France) (Note 7)	155,100	2,702,214
SunTrust Banks, Inc.	30,600	1,108,332
TCF Financial Corp.	252,300	3,035,169
U.S. Bancorp	276,600	7,714,374
Wachovia Corp.	226,100	3,511,333
Webster Financial Corp.	66,600	1,238,760
Wells Fargo & Co.	107,900	2,562,625
Wilmington Trust Corp.	64,200	1,697,448

		44,095,787

Consumer Finance - 4.1%
American Express Co.	95,000	3,578,650
Capital One Financial Corp.	95,200	3,618,552

		7,197,202

Diversified Financial Services - 15.2%
Bank of America Corp.	211,000	5,036,570
Citigroup, Inc.	292,000	4,893,920
Financiere Marc de Lacharriere S.A. (Fimalac) (France) (Note 7)	32,400	2,254,534
JPMorgan Chase & Co.	201,700	6,920,327
Moody’s Corp.	220,000	7,576,800

		26,682,151

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolio - June 30, 2008 (unaudited)

	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)

Financials (continued)
Insurance - 18.4%
Allianz SE (Germany) (Note 7)	21,500	$3,784,501
American International Group, Inc.	115,500	3,056,130
First American Corp.	85,000	2,244,000
LandAmerica Financial Group, Inc.	111,000	2,463,090
Philadelphia Consolidated Holding Corp.*	116,000	3,940,520
Principal Financial Group, Inc.	63,400	2,660,898
The Progressive Corp.	303,800	5,687,136
Torchmark Corp.	68,500	4,017,525
Willis Group Holdings Ltd. (United Kingdom) (Note 7)	147,200	4,617,664

		32,471,464

Thrifts & Mortgage Finance - 0.7%
First Niagara Financial Group, Inc.	91,800	1,180,548

Total Financials		134,161,822

Information Technology - 15.1%
Internet Software & Services - 2.9%
Online Resources Corp.*	614,000	5,126,900

IT Services - 12.2%
Automatic Data Processing, Inc.	196,450	8,231,255
Gevity HR, Inc.	910,000	4,895,800
Paychex, Inc.	121,000	3,784,880
Western Union Co.	185,000	4,573,200

		21,485,135

Total Information Technology		26,612,035

TOTAL COMMON STOCKS (Identified Cost $230,456,075)		164,464,297

SHORT-TERM INVESTMENTS - 5.5%
Dreyfus Treasury and Agency Cash Management - Institutional Shares	3,663,375	3,663,375
Fannie Mae Discount Note, 7/3/2008	$6,000,000	5,999,091

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $9,662,692)		9,662,466

TOTAL INVESTMENTS - 99.0% (Identified Cost $240,118,767)		174,126,763

OTHER ASSETS, LESS LIABILITIES - 1.0%		1,706,221

NET ASSETS - 100%		$175,832,984

*Non-income producing security

ADR - American Depository Receipt

1Bank of New York Mellon Corp. is the Fund’s custodian.

4	The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2008

ASSETS:

Investments, at value (identified cost $240,118,767) (Note 2)	$174,126,763
Receivable for fund shares sold	1,864,430
Dividends receivable	415,228
Foreign tax reclaims receivable	12,855

TOTAL ASSETS	176,419,276

LIABILITIES:

Accrued management fees (Note 3)	156,953
Accrued fund accounting and transfer agent fees (Note 3)	10,120
Accrued Chief Compliance Officer service fees (Note 3)	996
Accrued directors’ fees (Note 3)	181
Payable for fund shares repurchased	391,755
Audit fees payable	19,692
Other payables and accrued expenses	6,595

TOTAL LIABILITIES	586,292

TOTAL NET ASSETS	$175,832,984

NET ASSETS CONSIST OF:

Capital stock	$247,467
Additional paid-in-capital	250,584,633
Undistributed net investment income	2,898,424
Accumulated net realized loss on investments, foreign currency and other assets and liabilities	(11,905,808)
Net unrealized depreciation on investments and other assets and liabilities	(65,991,732)

TOTAL NET ASSETS	$175,832,984

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($175,832,984/24,746,741 shares)	$7.11

The accompanying notes are an integral part of the financial statements.	5

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2008

INVESTMENT INCOME:

Dividends (net of foreign tax withheld, $36,080)	$3,713,191
Interest	62,432

Total Investment Income	3,775,623

EXPENSES:

Management fees (Note 3)	1,018,519
Fund accounting and transfer agent fees (Note 3)	64,772
Directors’ fees (Note 3)	5,569
Chief Compliance Officer service fees (Note 3)	3,034
Custodian fees	7,409
Miscellaneous	34,794

Total Expenses	1,134,097

NET INVESTMENT INCOME	2,641,526

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:

Net realized loss on -
Investments	(9,811,959)
Foreign currency and other assets and liabilities	(10,263)

(9,822,222)

Net change in unrealized depreciation on -
Investments	(46,923,798)
Foreign currency and other assets and liabilities	(175)

(46,923,973)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(56,746,195)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(54,104,669)

6	The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	For the Six Months Ended 6/30/08 (unaudited)	For the Year Ended 12/31/07

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,641,526	$2,457,390
Net realized gain (loss) on investments and foreign currency	(9,822,222)	6,107,449
Net change in unrealized depreciation on investments and foreign currency	(46,923,973)	(34,698,440)

Net decrease from operations	(54,104,669)	(26,133,601)

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

From net investment income	—	(2,228,398)
From net realized gain on investments	—	(10,081,395)

Total distributions to shareholders	—	(12,309,793)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	9,840,951	125,684,727

Net increase (decrease) in net assets	(44,263,718)	87,241,333

NET ASSETS:

Beginning of period	220,096,702	132,855,369

End of period (including undistributed net investment income of $2,898,424 and $256,898, respectively)	$175,832,984	$220,096,702

The accompanying notes are an integral part of the financial statements.	7

Financial Highlights

	For the Six Months Ended 6/30/08 (unaudited)	For the Year Ended 12/31/07	For the Year Ended 12/31/06	For the Period 7/1/05[1] to 12/31/05

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.34	$12.51	$10.70	$10.00

Income (loss) from investment operations:
Net investment income	0.11	0.19	0.10	0.05
Net realized and unrealized gain (loss) on investments	(2.34)	(2.36)	2.00	0.69

Total from investment operations	(2.23)	(2.17)	2.10	0.74

Less distributions to shareholders:
From net investment income	—	(0.18)	(0.11)	(0.04)
From net realized gain on investments	—	(0.82)	(0.18)	—

Total distributions to shareholders	—	(1.00)	(0.29)	(0.04)

Net asset value - End of period	$7.11	$9.34	$12.51	$10.70

Net assets - End of period (000’s omitted)	$175,833	$220,097	$132,855	$49,674

Total return[2]	(23.88%)	(17.46%)	19.62%	7.39%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.11%[3]	1.15%	1.18%	1.20%[3]*
Net investment income	2.60%[3]	1.72%	1.14%	0.95%[3]
Portfolio turnover	11%	38%	30%	6%

*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) for the period ended 12/31/05 would have been increased by 0.16%[3].

1Commencement of operations.

2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the period ended December 31, 2005. Periods less than one year are not annualized.

3Annualized.

8	The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Financial Services Series (the “Series”) is a no-load non-diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies in the financial services industry.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 5.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2008, 3.38 billion shares have been designated in total among 27 series, of which 100 million have been designated as Financial Services Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, foreign equities, exchange-traded funds and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date, with the exception of exchange-traded funds, which are valued at the closing price on the exchange.

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of January 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

Level  1  - quoted prices in active markets for identical securities

Level  2  - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

9

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

Level  3  - significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of June 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$165,425,458	—
Level 2 - Other Significant Observable Inputs	8,701,305	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$174,126,763	—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of June 30, 2008, the Series did not have any derivative instruments.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to

10

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Taxes (continued)

the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

On June 29, 2007, the Series adopted Financial Accounting Standards Board Interpretation No. 48 - Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. Management has determined that FIN 48 did not have a material impact on the Series’ financial statements. The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2005 through December 31, 2007.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a

11

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES (continued)

percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2009, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 1.20% of average daily net assets each year. For the six months ended June 30, 2008, the Advisor did not waive its management fee or reimburse any expenses of the Series. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.11% of the Fund’s average daily net assets up to $900 million, 0.07% of the Fund’s average daily net assets between $900 million and $1.5 billion, and 0.04% of the Fund’s average daily net assets over $1.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with Citi Fund Services Ohio, Inc. (“Citi”) under which Citi serves as sub-accountant and sub-transfer agent.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2008, purchases and sales of securities, other than United States Government securities and short-term securities, were $34,008,767 and $21,463,434, respectively. There were no purchases or sales of United States Government securities.

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of Financial Services Series were:

	For the Six Months Ended 6/30/08		For the Year Ended 12/31/07
	Shares	Amount	Shares	Amount

Sold	1,973,551	$16,475,920	12,112,146	$118,943,581
Reinvested	—	—	1,269,156	12,123,485
Repurchased	(781,258)	(6,634,969)	(448,824)	(5,382,339)

Total	1,192,293	$9,840,951	12,932,478	$125,684,727

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

12

Notes to Financial Statements (unaudited)

6.	FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2008.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.	FINANCIAL SERVICES SECURITIES

The Series may focus its investments in certain related financial services industries; hence, the Series may subject itself to a greater degree of risk than a series that is more diversified.

9.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid for the year ended December 31, 2007 were as follows:

Ordinary income	$7,602,829
Long-term capital gains	4,706,964

For the year ended December 31, 2007, the Series elected to defer $2,083,586 of capital losses attributable to Post-October losses.

At June 30, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$240,118,767

Unrealized appreciation	$627,984
Unrealized depreciation	(66,619,988)

Net unrealized depreciation	$(65,992,004)

13

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

14

Manning & Napier Fund, Inc.

OHIO TAX EXEMPT SERIES	|	Semi-Annual Report - June 30, 2008

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08-6/30/08
Actual	$1,000.00	$996.20	$4.17
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.22

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.84%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Portfolio Composition as of June 30, 2008 (unaudited)

Bond Types1

1As a percentage of net assets.

Credit Quality Ratings2,3

2As a percentage of net assets.

3Based on ratings from Moody’s, or the S&P equivalent. The Series may use different ratings provided by other rating agencies for purposes of determining compliance with the Series’ investment policies.

2

Investment Portfolio - June 30, 2008 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)		Principal Amount	Value (Note 2)

OHIO MUNICIPAL SECURITIES - 95.5%
Amherst Exempt Village School District, G.O. Bond, FGIC	4.750%	12/1/2010	A1		$200,000	$207,262
Bedford Heights, Series A, G.O. Bond, AMBAC	5.650%	12/1/2014	Aa3		35,000	36,888
Big Walnut Local School District, Delaware County, School Facilities Construction & Impt., G.O. Bond, FSA	4.500%	12/1/2029	Aaa		200,000	194,366
Canal Winchester Local School District, Prerefunded Balance, G.O. Bond, MBIA	5.000%	12/1/2025	A2		355,000	384,625
Canal Winchester Local School District, G.O. Bond, FSA	4.250%	12/1/2027	Aaa		500,000	465,855
Chillicothe Water System, Revenue Bond, MBIA	4.000%	12/1/2009	A2		125,000	126,869
Cincinnati, Various Purposes, Series A, G.O. Bond	5.000%	12/1/2011	Aa1		200,000	211,988
Cincinnati, Water Systems, Series B, Revenue Bond, MBIA	5.000%	12/1/2023	Aa2		600,000	624,054
Cleveland Heights & University Heights County School District, Library Impt., G.O. Bond	5.125%	12/1/2026	Aa3		200,000	206,976
Columbus, Limited Tax, Series 2, G.O. Bond	5.000%	7/1/2017	Aaa		250,000	266,935
Columbus City School District, School Facilities Construction & Impt., G.O. Bond, FSA	4.250%	12/1/2032	Aaa		500,000	460,680
Cuyahoga Falls, G.O. Bond, MBIA	5.000%	12/1/2021	Aa3		750,000	772,410
Delaware City School District, Prerefunded Balance, G.O. Bond, FSA	5.000%	12/1/2025	Aaa		200,000	204,712
Delaware City School District, Prerefunded Balance, G.O. Bond, FSA	5.000%	12/1/2025	Aaa		100,000	102,356
Dublin City School District, School Facilities Construction & Impt., Prerefunded Balance, G.O. Bond	5.375%	12/1/2017	Aa1		350,000	379,673
Eaton City School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2029	A1		200,000	215,626
Eaton Community City Schools, School Impt., G.O. Bond, FGIC	4.125%	12/1/2026	A1		500,000	442,745
Erie County, G.O. Bond, FGIC	4.750%	10/1/2019	A1		175,000	175,507
Euclid, G.O. Bond, MBIA	4.250%	12/1/2023	A1		465,000	450,650
Fairbanks Local School District, School Facilities Construction & Impt., G.O. Bond, FSA	4.500%	12/1/2028	Aaa		400,000	385,132
Fairfield County, Building Impt., G.O. Bond	5.000%	12/1/2018	Aa3		250,000	258,392
Fairview Park City School District, School Impt., G.O. Bond, MBIA	5.000%	12/1/2029	A2		315,000	315,901
Field Local School District, School Facilities Construction & Impt., G.O. Bond, AMBAC	5.000%	12/1/2026	Aa3		200,000	200,920
Garfield Heights City School District, School Impt., Prerefunded Balance, G.O. Bond, MBIA	5.000%	12/15/2026	A2		250,000	265,200
Genoa Area Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.400%	12/1/2027	AA	[2]	150,000	160,606

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolio - June 30, 2008 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)		Principal Amount	Value (Note 2)

OHIO MUNICIPAL SECURITIES (continued)
Granville Exempt Village School District, G.O. Bond, FSA	4.375%	12/1/2031	Aaa		$500,000	$472,305
Greater Cleveland Regional Transit Authority, Capital Impts., G.O. Bond, FGIC	4.125%	12/1/2023	Aa3		450,000	415,075
Greene County Sewer System, Governmental Enterprise, Prerefunded Balance, Revenue Bond, AMBAC	5.625%	12/1/2025	Aa3		235,000	252,674
Hamilton City School District, School Impt., G.O. Bond, FSA	4.250%	12/1/2030	Aaa		500,000	462,795
Hancock County, Various Purposes, G.O. Bond, MBIA	4.000%	12/1/2016	Aa3		200,000	200,978
Highland Local School District, School Impt., G.O. Bond, FSA	5.000%	12/1/2009	Aaa		190,000	197,121
Indian Hill Village School District, Hamilton County, School Impt., G.O. Bond	4.375%	12/1/2022	Aaa		250,000	243,340
Ironton City School District, G.O. Bond, MBIA	4.250%	12/1/2028	A2		500,000	457,130
Jackson Local School District, Stark & Summit Counties, Construction & Impt., Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2030	AA	[2]	200,000	215,742
Jackson Local School District, Stark & Summit Counties, G.O. Bond, FGIC	3.500%	12/1/2011	AA	[2]	210,000	211,499
Kettering City School District, School Impt., G.O. Bond, FSA	4.250%	12/1/2025	Aaa		750,000	711,847
Lakewood, Water System, Revenue Bond, AMBAC	4.500%	7/1/2028	Aa3		500,000	460,890
Licking Heights Local School District, School Facilities Construction & Impt., Series A, G.O. Bond, MBIA	5.000%	12/1/2022	A1		250,000	258,402
Lorain City School District, Classroom Facilities Impt., Prerefunded Balance, G.O. Bond, MBIA	4.750%	12/1/2025	Aa2		65,000	69,415
Lorain City School District, Classroom Facilities Impt., Unrefunded Balance, G.O. Bond, MBIA	4.750%	12/1/2025	Aa2		335,000	338,682
Loveland City School District, Prerefunded Balance, Series A, G.O. Bond, MBIA	5.000%	12/1/2024	Aa3		200,000	209,592
Mansfield City School District, Various Purposes, Prerefunded Balance, G.O. Bond, MBIA	5.750%	12/1/2022	A2		250,000	264,290
Marysville Exempt Village School District, G.O. Bond, FSA	5.000%	12/1/2023	Aaa		500,000	519,440
Maumee, G.O. Bond, MBIA	4.125%	12/1/2018	Aa3		375,000	375,157
Maumee City School District, School Facilities Construction & Impt., G.O. Bond, FSA	4.600%	12/1/2031	Aaa		260,000	254,803
Medina City School District, G.O. Bond, FGIC	5.000%	12/1/2018	Aa3		150,000	150,921
Minster Local School District, G.O. Bond, FSA	4.250%	12/1/2018	AAA	[2]	250,000	252,713
Mississinawa Valley Local School District, Classroom Facilities, Prerefunded Balance, G.O. Bond, FSA	5.750%	12/1/2022	Aaa		205,000	223,083

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2008 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)		Principal Amount	Value (Note 2)

OHIO MUNICIPAL SECURITIES (continued)
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2025	Aa2		$45,000	$47,836
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2029	Aa2		95,000	100,987
New Albany Plain Local School District, Unrefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2029	Aa2		130,000	130,224
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2025	Aa2		85,000	90,357
New Albany Plain Local School District, Unrefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2025	Aa2		185,000	186,893
Ohio State, Infrastructure Impt., Series A, G.O. Bond	5.000%	3/1/2017	Aa1		250,000	268,443
Ohio State Water Development Authority, Pure Water, Series I, Revenue Bond, AMBAC	6.000%	12/1/2016	Aaa		40,000	44,024
Ohio State Water Development Authority, Pollution Control, Revenue Bond	5.250%	12/1/2015	Aaa		200,000	220,698
Olentangy Local School District, Series A, G.O. Bond, FSA	4.500%	12/1/2032	Aaa		800,000	758,944
Orange City School District, Prerefunded Balance, G.O. Bond	5.000%	12/1/2023	Aaa		305,000	316,987
Orange City School District, G.O. Bond	4.500%	12/1/2023	Aaa		500,000	498,330
Painesville City School District, School Impt., G.O. Bond, FGIC	4.500%	12/1/2025	A2		170,000	163,050
Pickerington Local School District, G.O. Bond, MBIA	4.300%	12/1/2024	A2		300,000	285,705
Plain Local School District, G.O. Bond, FGIC	5.000%	12/1/2030	A	[2]	140,000	137,038
Sidney City School District, School Impt., Prerefunded Balance, Series B, G.O. Bond, FGIC	5.100%	12/1/2019	A2		150,000	161,039
South-Western City School District, Franklin & Pickway County, Prerefunded Balance, G.O. Bond, AMBAC	4.750%	12/1/2026	Aa3		175,000	180,966
South-Western City School District, Franklin & Pickway County, G.O. Bond, FSA	4.250%	12/1/2026	Aaa		600,000	565,464
Springboro Community City School District, School Impt., Prerefunded Balance, G.O. Bond, MBIA	5.000%	12/1/2025	A2		280,000	300,647
Sugarcreek, Local School District, School Impt., G.O. Bond, FSA	4.250%	12/1/2031	Aaa		750,000	670,005
Tallmadge City School District, School Facilities, G.O. Bond, FSA	5.000%	12/1/2031	AAA	[2]	200,000	203,620
Tecumseh Local School District, School Impt., G.O. Bond, FGIC	4.750%	12/1/2027	A3		195,000	188,744
Trotwood-Madison City School District, School Impt., G.O. Bond, FSA	4.250%	12/1/2022	Aaa		250,000	244,713
Troy City School District, School Impt., G.O. Bond, FSA	4.000%	12/1/2014	Aaa		250,000	256,185

The accompanying notes are an integral part of the financial statements.	5

Investment Portfolio - June 30, 2008 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value (Note 2)

OHIO MUNICIPAL SECURITIES (continued)
Van Buren Local School District, School Facilities Construction & Impt., G.O. Bond, FSA	5.250%	12/1/2016	Aaa	$300,000	$315,951
Vandalia, G.O. Bond, AMBAC	5.000%	12/1/2015	Aa3	235,000	248,372
Washington Court House City School District, School Impt., G.O. Bond, FGIC	5.000%	12/1/2029	A3	500,000	485,895
Westerville City School District, Prerefunded Balance, G.O. Bond, MBIA	5.000%	12/1/2027	Aa3	200,000	210,982
Wood County, G.O. Bond	5.400%	12/1/2013	Aa3	30,000	30,040
Wyoming City School District, Prerefunded Balance, Series B, G.O. Bond, FGIC	5.150%	12/1/2027	Aa3	300,000	307,254

TOTAL OHIO MUNICIPAL SECURITIES (Identified Cost $22,615,164)					22,353,615

SHORT-TERM INVESTMENTS - 3.2%
Dreyfus AMT - Free Municipal Reserves - Class R (Identified Cost $741,438)				741,438	741,438

TOTAL INVESTMENTS - 98.7% (Identified Cost $23,356,602)					23,095,053

OTHER ASSETS, LESS LIABILITIES - 1.3%					313,587

NET ASSETS - 100%					$23,408,640

Key:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AMBAC (AMBAC Assurance Corp.)

FGIC (Financial Guaranty Insurance Co.)

FSA (Financial Security Assurance)

MBIA (MBIA, Inc.)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: FSA - 33.8%; MBIA - 25.3%; FGIC - 17.9%.

6	The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2008

ASSETS:

Investments, at value (identified cost $23,356,602) (Note 2)	$23,095,053
Receivable for fund shares sold	374,738
Interest receivable	106,139
Prepaid expenses	2,044
Dividends receivable	1,257

TOTAL ASSETS	23,579,231

LIABILITIES:

Accrued management fees (Note 3)	9,629
Accrued fund accounting and transfer agent fees (Note 3)	2,508
Accrued Chief Compliance Officer service fees (Note 3)	987
Accrued directors’ fees (Note 3)	184
Payable for fund shares repurchased	137,335
Audit fees payable	17,721
Accrued printing and postage fees	2,227

TOTAL LIABILITIES	170,591

TOTAL NET ASSETS	$23,408,640

NET ASSETS CONSIST OF:

Capital stock	$22,920
Additional paid-in-capital	23,483,601
Undistributed net investment income	101,174
Accumulated net realized gain on investments	62,494
Net unrealized depreciation on investments	(261,549)

TOTAL NET ASSETS	$23,408,640

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($23,408,640/2,292,040 shares)	$10.21

The accompanying notes are an integral part of the financial statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2008

INVESTMENT INCOME:

Interest	$540,239
Dividends	6,147

Total Investment Income	546,386

EXPENSES:

Management fees (Note 3)	62,743
Fund accounting and transfer agent fees (Note 3)	14,385
Directors’ fees (Note 3)	5,569
Chief Compliance Officer service fees (Note 3)	3,034
Audit fees	14,545
Custodian fees	746
Miscellaneous	4,354

Total Expenses	105,376

NET INVESTMENT INCOME	441,010

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain on investments	62,558
Net change in unrealized appreciation (depreciation) on investments	(625,762)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(563,204)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(122,194)

8	The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	For the Six Months Ended 6/30/08 (unaudited)	For the Year Ended 12/31/07

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$441,010	$809,469
Net realized gain on investments	62,558	978
Net change in unrealized appreciation (depreciation) on investments	(625,762)	(1,877)

Net increase (decrease) from operations	(122,194)	808,570

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(433,409)	(832,869)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(2,468,250)	5,845,120

Net increase (decrease) in net assets	(3,023,853)	5,820,821

NET ASSETS:

Beginning of period	26,432,493	20,611,672

End of period (including undistributed net investment income of $101,174 and $93,573, respectively)	$23,408,640	$26,432,493

The accompanying notes are an integral part of the financial statements.	9

Financial Highlights

	For the Six Months Ended 6/30/08 (unaudited)	For the Years Ended
		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.43	$10.46	$10.52	$10.59	$10.75	$10.74

Income (loss) from investment operations:
Net investment income	0.19	0.34	0.38	0.38	0.38	0.42
Net realized and unrealized gain (loss) on investments	(0.23)	—[2]	(0.05)	(0.08)	(0.04)	0.03

Total from investment operations	(0.04)	0.34	0.33	0.30	0.34	0.45

Less distributions to shareholders:
From net investment income	(0.18)	(0.37)	(0.38)	(0.36)	(0.49)	(0.39)
From net realized gain on investments	—	—	(0.01)	(0.01)	(0.01)	(0.05)

Total distributions to shareholders	(0.18)	(0.37)	(0.39)	(0.37)	(0.50)	(0.44)

Net asset value - End of period	$10.21	$10.43	$10.46	$10.52	$10.59	$10.75

Net assets - End of period (000’s omitted)	$23,409	$26,432	$20,612	$15,988	$14,120	$12,092

Total return[1]	(0.38%)	3.28%	3.19%	2.85%	3.28%	4.23%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.84%[4]	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	3.52%[4]	3.47%	3.81%	3.65%	3.64%	3.91%
Portfolio turnover	4%	3%	9%	9%	7%	14%

*The investment advisor did not impose all or a portion of its management fee in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amount:

	N/A	0.00%[3]	0.07%	0.15%	0.20%	0.59%

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

2Less than $0.01 per share.

3Less than 0.01%.

4Annualized.

10	The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Ohio Tax Exempt Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax and Ohio State personal income tax as the Advisor believes is consistent with the preservation of capital.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 5.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2008, 3.38 billion shares have been designated in total among 27 series, of which 100 million have been designated as Ohio Tax Exempt Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of January 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

11

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of June 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$741,438	—
Level 2 - Other Significant Observable Inputs	22,353,615	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$23,095,053	—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of June 30, 2008, the Series did not have any derivative instruments.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily. Dividend income is recorded on an accrual basis on ex-dividend date.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

On June 29, 2007, the Series adopted Financial Accounting Standards Board Interpretation No. 48 - Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. Management has determined that FIN 48 did not have a material impact on the Series’ financial statements. The Series files income tax returns in the U.S. federal jurisdiction and various states, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2004 through December 31, 2007.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

12

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2009, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.85% of average daily net assets each year. For the six months ended June 30, 2008, the Advisor did not waive its management fee or reimburse any expenses of the Series. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.11% of the Fund’s average daily net assets up to $900 million, 0.07% of the Fund’s average daily net assets between $900 million and $1.5 billion, and 0.04% of the Fund’s average daily net assets over $1.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance

13

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES (continued)

program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with Citi Fund Services Ohio, Inc. (“Citi”) under which Citi serves as sub-accountant and sub-transfer agent.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2008, purchases and sales of securities, other than United States Government securities and short-term securities, were $1,069,860 and $4,016,503, respectively. There were no purchases or sales of United States Government securities.

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of Ohio Tax Exempt Series were:

	For the Six Months Ended 6/30/08		For the Year Ended 12/31/07
	Shares	Amount	Shares	Amount

Sold	287,638	$3,003,823	696,089	$7,222,235
Reinvested	41,399	422,798	79,805	825,938
Repurchased	(570,538)	(5,894,871)	(212,265)	(2,203,053)

Total	(241,501)	$(2,468,250)	563,629	$5,845,120

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2008.

7.	CONCENTRATION OF CREDIT

The Series primarily invests in debt obligations issued by the State of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Series is more susceptible to factors adversely affecting issues of Ohio municipal securities than is a municipal bond fund that is not concentrated in these issues to the same extent.

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

14

Notes to Financial Statements (unaudited)

8.	FEDERAL INCOME TAX INFORMATION (continued)

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2007 were as follows:

Ordinary income	$83
Tax exempt income	832,786

At December 31, 2007, the Series had a capital loss carryover of $64, available to the extent allowed by tax law to offset future net capital gain, if any, which will expire on December 31, 2014.

At June 30, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$23,325,626
Unrealized appreciation	$335,774
Unrealized depreciation	(566,347)

Net unrealized depreciation	$(230,573)

15

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16

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17

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

18

Manning & Napier Fund, Inc.

INTERNATIONAL SERIES	|	Semi-Annual Report - June 30, 2008

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08-6/30/08
Actual	$1,000.00	$895.10	$5.37
Hypothetical (5% return before expenses)	$1,000.00	$1,019.19	$5.72

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.14%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Portfolio Composition as of June 30, 2008 (unaudited)

Country Allocation1

1As a percentage of net assets.

2Miscellaneous

Mexico 0.9%

Norway 0.8%

Portugal 1.2%

Spain 0.6%

United States 0.4%

Sector Allocation3

3As a percentage of net assets.

2

Investment Portfolio - June 30, 2008 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 89.7%

Consumer Discretionary - 9.7%
Auto Components - 0.8%
Hankook Tire Co. Ltd. (South Korea)	143,000	$1,989,339

Household Durables - 2.5%
Corporacion Geo S.A. de C.V. - Class B* (Mexico)	627,000	2,098,310
LG Electronics, Inc. (South Korea)	35,000	3,965,484

		6,063,794

Media - 3.4%
Impresa S.A. (SGPS)* (Portugal)	338,000	931,203
Mediaset S.p.A. (Italy)	175,000	1,153,672
Reed Elsevier plc - ADR (United Kingdom)	48,131	2,192,367
Societe Television Francaise 1 (France)	86,800	1,452,588
Wolters Kluwer N.V. (Netherlands)	105,037	2,453,950
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. - ADR (Portugal)	13,275	110,433

		8,294,213

Multiline Retail - 1.7%
Hyundai Department Store Co. Ltd. (South Korea)	13,000	1,052,778
Lotte Shopping Co. Ltd. (South Korea)	3,870	1,152,601
PPR (France)	18,300	2,036,855

		4,242,234

Specialty Retail - 0.7%
KOMERI Co. Ltd. (Japan)	67,000	1,650,231

Textiles, Apparel & Luxury Goods - 0.6%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	14,920	1,563,875

Total Consumer Discretionary		23,803,686

Consumer Staples - 15.9%
Beverages - 2.5%
Diageo plc (United Kingdom)	130,000	2,392,304
Dr. Pepper Snapple Group, Inc.* (United States)	42,960	901,301
Kirin Holdings Co. Ltd. (Japan)	173,000	2,701,648

		5,995,253

Food & Staples Retailing - 4.4%
Carrefour S.A. (France)	38,832	2,198,361
Casino Guichard-Perrachon S.A. (France)	27,300	3,094,458
President Chain Store Corp. (Taiwan)	495,000	1,647,336

3	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2008 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Food & Staples Retailing (continued)
Tesco plc (United Kingdom)	533,000	$3,920,195

		10,860,350

Food Products - 5.9%
Cadbury Schweppes plc (United Kingdom)	229,120	2,886,188
Groupe Danone (France)	31,952	2,243,481
Nestle S.A. (Switzerland)	84,000	3,796,573
Suedzucker AG (Germany)	72,400	1,306,209
Unilever plc - ADR (United Kingdom)	148,000	4,204,680

		14,437,131

Household Products - 1.8%
Kao Corp. (Japan)	47,000	1,232,881
Reckitt Benckiser Group plc (United Kingdom)	62,500	3,167,882

		4,400,763

Personal Products - 1.3%
Clarins S.A. (France)[1]	35,777	3,125,982

Total Consumer Staples		38,819,479

Energy - 5.9%
Oil, Gas & Consumable Fuels - 5.9%
BP plc (United Kingdom)	205,000	2,381,276
Eni S.p.A. (Italy)	143,154	5,341,231
Royal Dutch Shell plc - Class B (Netherlands)	70,500	2,836,231
Total S.A. (France)	45,160	3,853,388

Total Energy		14,412,126

Financials - 20.5%
Capital Markets - 0.9%
Daiwa Securities Group, Inc. (Japan)	79,000	726,231
Nomura Holdings, Inc. (Japan)	63,000	933,399
OSK Holdings Berhad (Malaysia)	1,337,000	651,096

		2,310,726

Commercial Banks - 9.7%
Aareal Bank AG (Germany)	92,000	2,253,652
Banca Monte dei Paschi di Siena S.p.A. (Italy)	181,000	512,624
BNP Paribas (France)	26,000	2,355,227
The Chugoku Bank Ltd. (Japan)	137,000	1,989,771
Commerzbank AG (Germany)	62,500	1,856,699
Credit Agricole S.A. (France)	57,900	1,183,158
The Hachijuni Bank Ltd. (Japan)	244,000	1,581,162
Hana Financial Group, Inc. (South Korea)	40,500	1,558,586

The accompanying notes are an integral part of the financial statements.	4

Investment Portfolio - June 30, 2008 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials (continued)
Commercial Banks (continued)
Hong Leong Financial Group Berhad (Malaysia)	653,000	$936,000
Intesa Sanpaolo (Italy)	159,799	912,580
Mitsubishi UFJ Financial Group, Inc. (Japan)	170,000	1,506,734
Royal Bank of Scotland Group plc (United Kingdom)	248,100	1,062,347
Societe Generale (France)	14,140	1,230,794
The Sumitomo Trust & Banking Co. Ltd. (Japan)	247,000	1,726,232
UniCredito Italiano S.p.A. (Italy)	489,000	2,992,739

		23,658,305

Diversified Financial Services - 0.9%
ING Groep N.V. (Netherlands)	65,395	2,085,289

Insurance - 5.2%
Allianz SE (Germany)	32,620	5,741,880
Axa (France)	44,892	1,332,908
Muenchener Rueckver AG (Germany)	32,400	5,675,611

		12,750,399

Real Estate Investment Trusts (REITS) - 1.7%
Alstria Office REIT AG* (Germany)	250,000	4,132,557

Real Estate Management & Development - 2.1%
IOI Properties Berhad (Malaysia)	744,000	1,070,995
IOI Properties Berhad Rights (Malaysia)[1]	186,000	—
Klabin Segall S.A. (Brazil)	140,000	863,971
Rodobens Negocios Imobiliarios S.A. (Brazil)	259,000	3,183,764

		5,118,730

Total Financials		50,056,006

Health Care - 6.6%
Health Care Equipment & Supplies - 0.9%
Straumann Holding AG (Switzerland)	9,189	2,202,553

Pharmaceuticals - 5.7%
AstraZeneca plc (United Kingdom)	22,300	951,317
AstraZeneca plc - ADR (United Kingdom)	37,000	1,573,610
GlaxoSmithKline plc (United Kingdom)	138,000	3,058,971
Novartis AG - ADR (Switzerland)	49,000	2,696,960
Sanofi-Aventis (France)	21,083	1,408,299
Shire Ltd. (United Kingdom)	170,000	2,788,134

5	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2008 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd. (Japan)	28,000	$1,424,131

		13,901,422

Total Health Care		16,103,975

Industrials - 6.2%
Airlines - 1.5%
Deutsche Lufthansa AG (Germany)	164,800	3,554,408

Commercial Services & Supplies - 0.5%
Taiwan Secom Co. Ltd. (Taiwan)	627,210	1,192,462

Electrical Equipment - 0.8%
Teco Electric & Machinery Co. Ltd. (Taiwan)	3,280,000	1,837,293

Industrial Conglomerates - 2.2%
Siemens AG (Germany)	41,000	4,526,008
Sonae Capital* (Portugal)	83,637	165,905
Sonae S.A. (SGPS) (Portugal)	669,100	805,827

		5,497,740

Machinery - 0.6%
FANUC Ltd. (Japan)	15,500	1,513,940

Transportation Infrastructure - 0.6%
Malaysia Airports Holdings Berhad (Malaysia)	1,716,000	1,524,165

Total Industrials		15,120,008

Information Technology - 5.3%
Communications Equipment - 0.4%
D-Link Corp. (Taiwan)	771,936	1,042,847

Electronic Equipment & Instruments - 2.0%
KEYENCE Corp. (Japan)	4,950	1,179,104
Samsung SDI Co. Ltd.* (South Korea)	34,200	2,733,646
Yageo Corp. (Taiwan)	2,690,000	832,288

		4,745,038

Semiconductors & Semiconductor Equipment - 1.6%
Hynix Semiconductor, Inc.* (South Korea)	66,000	1,577,589
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR* (Taiwan)	217,378	2,371,594

		3,949,183

Software - 1.3%
SAP AG (Germany)	61,400	3,203,394

Total Information Technology		12,940,462

The accompanying notes are an integral part of the financial statements.	6

Investment Portfolio - June 30, 2008 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Materials - 4.5%
Chemicals - 3.7%
Arkema (France)	1,129	$63,808
Bayer AG (Germany)	107,350	9,014,561

		9,078,369

Construction Materials - 0.8%
Taiwan Cement Corp. (Taiwan)	1,503,790	2,031,546

Total Materials		11,109,915

Telecommunication Services - 6.3%
Diversified Telecommunication Services - 4.9%
France Telecom S.A. (France)	124,500	3,667,184
France Telecom S.A. - ADR (France)	31,000	918,530
Portugal Telecom S.A. (SGPS) - ADR (Portugal)	94,250	1,059,370
Swisscom AG - ADR (Switzerland)	85,000	2,843,488
Telefonica S.A. - ADR (Spain)	18,250	1,452,335
Telenor ASA - ADR (Norway)	36,250	2,045,421

		11,986,328

Wireless Telecommunication Services - 1.4%
Digi.com Berhad (Malaysia)	227,000	1,661,654
SK Telecom Co. Ltd. - ADR (South Korea)	91,000	1,890,070

		3,551,724

Total Telecommunication Services		15,538,052

Utilities - 8.8%
Electric Utilities - 3.6%
E.ON AG (Germany)	43,737	8,819,698

Multi-Utilities - 2.4%
National Grid plc (United Kingdom)	229,000	3,012,378
Suez S.A. (France)	43,340	2,950,286

		5,962,664

Water Utilities - 2.8%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) (Brazil)	135,040	3,446,360
Companhia de Saneamento de Minas Gerais - Copasa MG (Brazil)	182,000	3,376,301

		6,822,661

Total Utilities		21,605,023

TOTAL COMMON STOCKS (Identified Cost $169,536,785)		219,508,732

7	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2008 (unaudited)

	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENTS - 10.4%
Dreyfus Treasury and Agency Cash Management - Institutional Shares	10,465,402	$10,465,402
Fannie Mae Discount Note, 7/1/2008	$10,000,000	9,999,458
Federal Home Loan Bank Discount Note, 7/2/2008	5,000,000	4,999,431

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $25,465,117)		25,464,291

TOTAL INVESTMENTS - 100.1% (Identified Cost $195,001,902)		244,973,023
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(240,727)

NET ASSETS - 100%		$244,732,296

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS OPEN AT JUNE 30, 2008 (Note 2):

Settlement Date	Contracts to Deliver	In Exchange For	Contracts At Value	Unrealized Appreciation (Depreciation)
7/15/2008	EUR15,000,000	$23,631,750	$23,595,309	$36,441
7/15/2008	GBP6,400,000	$12,484,800	$12,730,511	$(245,711)

*Non-income producing security

ADR - American Depository Receipt

EUR - European Monetary Unit

GBP - Britian Pound

1Security has been valued at fair value (see Note 2 to the financial statements).

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: Germany - 20.5%; France - 14.2%; United Kingdom - 13.7%.

The accompanying notes are an integral part of the financial statements.	8

Statement of Assets and Liabilities (unaudited)

June 30, 2008

ASSETS:

Investments, at value (identified cost $195,001,902) (Note 2)	$244,973,023
Foreign currency, at value (cost $168,265)	168,137
Dividends receivable	250,669
Foreign tax reclaims receivable	188,670
Receivable for fund shares sold	129,760
Unrealized appreciation on open forward foreign currency exchange contracts (Note 2)	36,441
Prepaid expenses	4,545

TOTAL ASSETS	245,751,245

LIABILITIES:

Accrued management fees (Note 3)	208,447
Accrued fund accounting and transfer agent fees (Note 3)	12,082
Accrued Chief Compliance Officer service fees (Note 3)	987
Accrued directors’ fees (Note 3)	178
Payable for securities purchased	456,401
Unrealized depreciation on open forward foreign currency exchange contracts (Note 2)	245,711
Payable for fund shares repurchased	53,811
Accrued custodian fees	21,520
Audit fees payable	19,812

TOTAL LIABILITIES	1,018,949

TOTAL NET ASSETS	$244,732,296

NET ASSETS CONSIST OF:

Capital stock	$251,527
Additional paid-in-capital	184,362,328
Undistributed net investment income	4,587,781
Accumulated net realized gain on investments, foreign currency and other assets and liabilities	5,755,935
Net unrealized appreciation on investments, foreign currency and other assets and liabilities	49,774,725

TOTAL NET ASSETS	$244,732,296

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($244,732,296/25,152,685 shares)	$9.73

9	The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2008

INVESTMENT INCOME:

Dividends (net of foreign tax withheld, $753,946)	$5,805,923
Interest	196,008

Total Investment Income	6,001,931

EXPENSES:

Management fees (Note 3)	1,268,410
Fund accounting and transfer agent fees (Note 3)	79,428
Directors’ fees (Note 3)	5,569
Chief Compliance Officer service fees (Note 3)	3,034
Custodian fees	55,529
Miscellaneous	38,473

Total Expenses	1,450,443

NET INVESTMENT INCOME	4,551,488

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on -
Investments	1,754,005
Foreign currency and other assets and liabilities	(598,488)

1,155,517

Net change in unrealized appreciation on -
Investments	(34,024,586)
Foreign currency and other assets and liabilities	(207,256)

(34,231,842)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(33,076,325)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(28,524,837)

The accompanying notes are an integral part of the financial statements.	10

Statements of Changes in Net Assets

	For the Six Months Ended 6/30/08 (unaudited)	For the Year Ended 12/31/07

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$4,551,488	$3,652,210
Net realized gain on investments and foreign currency	1,155,517	6,805,411
Net change in unrealized appreciation on investments and foreign currency	(34,231,842)	19,022,537

Net increase (decrease) from operations	(28,524,837)	29,480,158

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	—	(3,469,574)
From net realized gain on investments	—	(2,432,255)

Total distributions to shareholders	—	(5,901,829)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	3,177,587	30,520,529

Net increase (decrease) in net assets	(25,347,250)	54,098,858

NET ASSETS:

Beginning of period	270,079,546	215,980,688

End of period (including undistributed net investment income of $4,587,781 and $36,293, respectively)	$244,732,296	$270,079,546

11	The accompanying notes are an integral part of the financial statements.

Financial Highlights

	For the Six Months Ended 6/30/08 (unaudited)	For the Years Ended
		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.87	$9.84	$9.90	$9.52	$8.83	$6.67

Income (loss) from investment operations:
Net investment income	0.18	0.15	0.15	0.11	0.08	0.07
Net realized and unrealized gain (loss) on investments	(1.32)	1.12	2.01	1.21	1.44	2.72

Total from investment operations	(1.14)	1.27	2.16	1.32	1.52	2.79

Less distributions to shareholders:
From net investment income	—	(0.14)	(0.15)	(0.11)	(0.08)	(0.06)
From net realized gain on investments	—	(0.10)	(2.07)	(0.83)	(0.75)	(0.57)

Total distributions to shareholders	—	(0.24)	(2.22)	(0.94)	(0.83)	(0.63)

Net asset value - End of period	$9.73	$10.87	$9.84	$9.90	$9.52	$8.83

Net assets - End of period (000’s omitted)	$244,732	$270,080	$215,981	$193,168	$165,917	$129,479

Total return[1]	(10.49%)	13.01%	21.96%	13.99%	17.67%	42.10%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.14%[2]	1.16%	1.18%	1.24%	1.29%	1.30%*
Net investment income	3.59%[2]	1.47%	1.39%	1.10%	0.86%	0.94%
Portfolio turnover	2%	20%	30%	35%	19%	46%

*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) for the year ended 12/31/03 would have been increased by 0.02%.

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the year ended 12/31/03. Periods less than one year are not annualized.

2Annualized.

The accompanying notes are an integral part of the financial statements.	12

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

International Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies located outside the United States.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series resumed offering shares directly to investors on May 18, 2004, as it had done previously from time to time. The total authorized capital stock of the Fund consists of 5.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2008, 3.38 billion shares have been designated in total among 27 series, of which 100 million have been designated as International Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, foreign equities, exchange-traded funds and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date, with the exception of exchange-traded funds, which are valued at the closing price on the exchange.

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of January 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1	-	quoted prices in active markets for identical securities
Level 2	-	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

13

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

Level 3 - significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of June 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$221,848,810	$(209,270)
Level 2 - Other Significant Observable Inputs	19,998,231	—
Level 3 - Significant Unobservable Inputs	3,125,982	—

Total	$244,973,023	$(209,270)

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

14

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Forward Foreign Currency Exchange Contracts

The Series may purchase or sell forward foreign currency exchange contracts in order to hedge a portfolio position or specific transaction. Risks may arise if the counterparties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

All forward foreign currency exchange contracts are adjusted daily by the exchange rate of the underlying currency and, for financial statement purposes, any gain or loss is recorded as unrealized gain or loss until a contract has been closed. Realized and unrealized gain or loss arising from a transaction is included in net realized and unrealized gain (loss) on investments.

The Series may regularly trade forward foreign currency exchange contracts with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to changes in foreign currency exchange rates.

The notional or contractual amount of these instruments represents the investment the Series has in forward foreign currency exchange contracts and does not necessarily represent the amounts potentially at risk. The measurement of the risks associated with forward foreign currency exchange contracts is meaningful only when all related and offsetting transactions are considered. A summary of obligations for forward foreign currency exchange contracts outstanding as of June 30, 2008 is included at the end of the Investment Portfolio. On June 30, 2008, the Series had sufficient cash and/or securities to cover any commitments under these contracts.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

On June 29, 2007, the Series adopted Financial Accounting Standards Board Interpretation No. 48 - Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. Management has determined that FIN 48 did not have a material impact on the Series’ financial statements. The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2004 through December 31, 2007.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

15

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.11% of the Fund’s average daily net assets up to $900 million, 0.07% of the Fund’s average daily net assets between $900 million and $1.5 billion, and 0.04% of the Fund’s average daily net assets over $1.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with Citi Fund Services Ohio, Inc. (“Citi”) under which Citi serves as sub-accountant and sub-transfer agent.

16

Notes to Financial Statements (unaudited)

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2008, purchases and sales of securities, other than United States Government securities and short-term securities, were $7,782,282 and $3,810,085, respectively. There were no purchases or sales of United States Government securities.

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of International Series were:

	For the Six Months Ended 6/30/08		For the Year Ended 12/31/07
	Shares	Amount	Shares	Amount

Sold	1,584,858	$16,206,222	3,568,001	$37,679,971
Reinvested	—	—	546,829	5,789,599
Repurchased	(1,278,695)	(13,028,635)	(1,215,615)	(12,949,041)

Total	306,163	$3,177,587	2,899,215	$30,520,529

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2008, except forward foreign currency exchange contracts as shown at the end of the Investment Portfolio.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid for the year ended December 31, 2007 were as follows:

Ordinary income	$5,217,302
Long-term capital gains	684,527

17

Notes to Financial Statements (unaudited)

8.	FEDERAL INCOME TAX INFORMATION (continued)

At June 30, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$195,001,902

Unrealized appreciation	$64,392,037
Unrealized depreciation	(14,420,916)

Net unrealized appreciation	$49,971,121

18

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

19

Manning & Napier Fund, Inc.

CORE PLUS BOND SERIES	|	Semi-Annual Report - June 30, 2008

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08-6/30/08
Actual	$1,000.00	$992.00	$3.96
Hypothetical (5% return before expenses)	$1,000.00	$1,020.89	$4.02

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.80%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Portfolio Composition as of June 30, 2008 (unaudited)

Sector Allocation1

1As a percentage of net assets.

Credit Quality Ratings2,3

2As a percentage of total corporate bonds, foreign bonds, asset-backed securities, municipal bonds and sovereign bonds.

3Based on ratings from Moody’s, or the S&P equivalent. The Series may use different ratings provided by other rating agencies for purposes of determining compliance with the Series’ investment policies.

2

Investment Portfolio - June 30, 2008 (unaudited)

	Credit Rating[1] (unaudited)		Principal Amount	Value (Note 2)

CORPORATE BONDS - 35.90%

Convertible Corporate Bonds - 4.00%
Consumer Discretionary - 1.14%
Hotels, Restaurants & Leisure - 0.45%
Carnival Corp., 2.00%, 4/15/2021	A3		$1,250,000	$1,273,438

Media - 0.69%
Charter Communications, Inc., 6.50%, 10/1/2027	Ca		4,272,000	1,986,480

Total Consumer Discretionary				3,259,918

Health Care - 1.11%
Biotechnology - 0.86%
Amgen, Inc., 0.375%, 2/1/2013	A3		2,830,000	2,462,100

Health Care Equipment & Supplies - 0.25%
Medtronic, Inc., 1.625%, 4/15/2013	A1		665,000	710,719

Total Health Care				3,172,819

Industrials - 0.42%
Airlines - 0.42%
JetBlue Airways Corp., 3.75%, 3/15/2035	Caa3		1,900,000	1,206,500

Information Technology - 1.33%
Computers & Peripherals - 0.67%
EMC Corp., 1.75%, 12/1/2013	A	[2]	1,685,000	1,923,006

Software - 0.66%
Amdocs Ltd., 0.50%, 3/15/2024 (Guernsey) (Note 7)	Baa3		1,930,000	1,891,400

Total Information Technology				3,814,406

Total Convertible Corporate Bonds (Identified Cost $14,447,977)				11,453,643

Non-Convertible Corporate Bonds - 31.90%
Consumer Discretionary - 5.81%
Automobiles - 0.89%
Ford Motor Credit Co. LLC, 5.625%, 10/1/2008	B1		2,590,000	2,546,055

Hotels, Restaurants & Leisure - 0.95%
McDonald’s Corp., 5.80%, 10/15/2017	A3		2,655,000	2,710,112

Media - 2.68%
AOL Time Warner (now known as Time Warner, Inc.), 7.625%, 4/15/2031	Baa2		2,725,000	2,766,545
Comcast Corp., 6.50%, 11/15/2035	Baa2		3,105,000	2,951,691
The Walt Disney Co., 7.00%, 3/1/2032	A2		1,720,000	1,964,280

				7,682,516

3	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2008 (unaudited)

	Credit Rating[1] (unaudited)	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Multiline Retail - 0.74%
Target Corp., 5.875%, 3/1/2012	A2	$2,020,000	$2,105,228

Specialty Retail - 0.55%
Lowe’s Companies, Inc., 8.25%, 6/1/2010	A1	1,470,000	1,574,804

Total Consumer Discretionary			16,618,715

Consumer Staples - 2.26%
Beverages - 1.69%
The Coca-Cola Co., 5.35%, 11/15/2017	Aa3	2,000,000	2,015,986
Pepsico, Inc., 5.00%, 6/1/2018	Aa2	2,880,000	2,809,904

			4,825,890

Food & Staples Retailing - 0.56%
The Kroger Co., 7.25%, 6/1/2009	Baa2	775,000	795,654
The Kroger Co., 6.80%, 4/1/2011	Baa2	775,000	808,155

			1,603,809

Household Products - 0.01%
The Procter & Gamble Co., 4.85%, 12/15/2015	Aa3	25,000	25,106

Total Consumer Staples			6,454,805

Energy - 1.30%
Oil, Gas & Consumable Fuels - 1.30%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	Baa3	1,015,000	1,015,545
Arch Western Finance LLC, 6.75%, 7/1/2013	B1	2,745,000	2,690,100

Total Energy			3,705,645

Financials - 8.84%
Capital Markets - 3.30%
The Goldman Sachs Group, Inc., 6.345%, 2/15/2034	A1	3,450,000	2,924,668
Lehman Brothers Holdings, Inc.[6], 2.82%, 11/16/2009	A1	1,155,000	1,100,672
Lehman Brothers Holdings, Inc., 6.50%, 7/19/2017	A2	2,013,000	1,862,265
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	A2	1,145,000	909,366
Morgan Stanley, 5.55%, 4/27/2017	Aa3	2,954,000	2,642,049

			9,439,020

The accompanying notes are an integral part of the financial statements.	4

Investment Portfolio - June 30, 2008 (unaudited)

	Credit Rating[1] (unaudited)	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Commercial Banks - 2.86%
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	A2	$2,505,000	$2,418,613
PNC Bank National Association, 5.25%, 1/15/2017	A1	2,810,000	2,553,447
U.S. Bank National Association, 6.375%, 8/1/2011	Aa2	85,000	88,782
Wachovia Corp., 5.25%, 8/1/2014	A1	3,340,000	3,109,834

			8,170,676

Consumer Finance - 0.84%
Toyota Motor Credit Corp., 10.00%, 5/4/2022	Aaa	2,400,000	2,397,000

Diversified Financial Services - 0.73%
CIT Group, Inc., 3.875%, 11/3/2008	Baa1	2,150,000	2,103,007

Insurance - 1.11%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	A3	4,465,000	1,474,883
American International Group, Inc., 4.25%, 5/15/2013	Aa3	1,840,000	1,689,582

			3,164,465

Total Financials			25,274,168

Health Care - 2.28%
Pharmaceuticals - 2.28%
Abbott Laboratories, 3.50%, 2/17/2009	A1	1,305,000	1,306,760
Abbott Laboratories, 5.875%, 5/15/2016	A1	500,000	514,429
Johnson & Johnson, 5.15%, 7/15/2018	Aaa	2,500,000	2,527,190
Wyeth, 6.50%, 2/1/2034	A3	2,100,000	2,177,410

Total Health Care			6,525,789

Industrials - 6.81%
Aerospace & Defense - 0.44%
Boeing Capital Corp., 6.50%, 2/15/2012	A2	1,175,000	1,247,052

Air Freight & Logistics - 1.44%
FedEx Corp., 3.50%, 4/1/2009	Baa2	1,310,000	1,305,556
United Parcel Service, Inc., 5.50%, 1/15/2018	Aa2	2,790,000	2,825,031

			4,130,587

Airlines - 0.85%
Southwest Airlines Co., 5.25%, 10/1/2014	Baa1	2,630,000	2,416,794

5	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2008 (unaudited)

	Credit Rating[1] (unaudited)	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Industrial Conglomerates - 1.89%
General Electric Capital Corp., 6.75%, 3/15/2032	Aaa	$1,460,000	$1,470,147
General Electric Co., 5.25%, 12/6/2017	Aaa	4,100,000	3,941,461

			5,411,608

Machinery - 0.43%
John Deere Capital Corp., 5.50%, 4/13/2017	A2	1,240,000	1,241,840

Road & Rail - 1.76%
CSX Corp., 6.00%, 10/1/2036	Baa3	3,725,000	3,227,835
Union Pacific Corp., 5.65%, 5/1/2017	Baa2	1,870,000	1,818,854

			5,046,689

Total Industrials			19,494,570

Information Technology - 1.37%
Communications Equipment - 1.37%
Cisco Systems, Inc., 5.50%, 2/22/2016	A1	1,240,000	1,251,045
Corning, Inc., 6.20%, 3/15/2016	Baa1	2,590,000	2,676,071

Total Information Technology			3,927,116

Materials - 0.48%
Metals & Mining - 0.48%
Alcoa, Inc., 5.87%, 2/23/2022	Baa1	1,505,000	1,376,708

Utilities - 2.75%
Electric Utilities - 2.44%
Allegheny Energy Supply Co. LLC[3,4], 8.25%, 4/15/2012	Ba1	1,180,000	1,230,150
American Electric Power Co., Inc., 5.375%, 3/15/2010	Baa2	2,510,000	2,536,368
Exelon Generation Co. LLC, 5.35%, 1/15/2014	A3	3,355,000	3,217,291

			6,983,809

Multi-Utilities - 0.31%
CenterPoint Energy Resources Corp., 7.875%, 4/1/2013	Baa3	770,000	824,288
Duke Energy Field Services LLC (now known as DCP Midstream LLC), 7.875%, 8/16/2010	Baa2	30,000	31,484

The accompanying notes are an integral part of the financial statements.	6

Investment Portfolio - June 30, 2008 (unaudited)

	Credit Rating[1] (unaudited)		Principal Amount/ Shares	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Multi-Utilities (continued)
Sempra Energy, 7.95%, 3/1/2010	Baa1		$30,000	$31,626

				887,398

Total Utilities				7,871,207

Total Non-Convertible Corporate Bonds (Identified Cost $96,467,543)				91,248,723

TOTAL CORPORATE BONDS (Identified Cost $110,915,520)				102,702,366

FOREIGN BONDS - 0.59%
Financials - 0.59%
Commercial Banks - 0.59%
Depfa ACS Bank, 0.75%, 9/22/2008 (Ireland) (JPY) (Note 7) (Identified Cost $1,537,434)	Aaa		180,000,000	1,694,624

SOVEREIGN BONDS - 0.70%
Singapore Government, 5.625%, 7/1/2008 (Singapore) (Note 7) (Identified Cost $1,957,985)	Aaa		2,700,000	1,985,251

PREFERRED STOCKS - 1.26%
Energy - 0.38%
Oil, Gas & Consumable Fuels - 0.38%
Edge Petroleum Corp. - Series A			35,050	1,095,313

Financials - 0.88%
Thrifts & Mortgage Finance - 0.88%
Fannie Mae - Series S			109,575	2,514,746

TOTAL PREFERRED STOCKS (Identified Cost $4,182,121)				3,610,059

ASSET-BACKED SECURITIES - 0.19%
Terra 2007-1A B1 Static Synthetic CDO[3,5,6], 3.8025%, 3/20/2015 (Identified Cost $1,000,000)	BBB	[2]	$1,000,000	554,200

MUNICIPAL BONDS - 1.00%
Canyon Independent School District, G.O. Bond, 4.50%, 2/15/2030	AAA	[2]	500,000	475,345
Chapel Hill Independent School District, School Building, G.O. Bond, 4.50%, 8/15/2032	Aaa		500,000	471,855

7	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2008 (unaudited)

	Credit Rating[1] (unaudited)	Principal Amount	Value (Note 2)

MUNICIPAL BONDS (continued)
Commerce Independent School District, School Building, G.O. Bond, 4.50%, 8/15/2037	Aaa	$500,000	$459,685
Harlandale Independent School District, School Building, G.O. Bond, 4.75%, 8/15/2036	Aaa	500,000	482,670
Katy Independent School District, School Building, G.O. Bond, 4.50%, 2/15/2031	Aaa	500,000	473,135
Keller Independent School District, School Building, G.O. Bond, 4.75%, 8/15/2032	Aaa	500,000	489,425

TOTAL MUNICIPAL BONDS (Identified Cost $2,884,628)			2,852,115

U.S. GOVERNMENT AGENCIES - 54.39%
Mortgage-Backed Securities - 51.38%
Fannie Mae, Pool #244510, 5.50%, 12/1/2008		906	911
Fannie Mae, Pool #050972, 5.50%, 1/1/2009		1,550	1,559
Fannie Mae, Pool #190549, 5.50%, 1/1/2009		1,297	1,303
Fannie Mae, Pool #663794, 5.50%, 9/1/2017		87,654	89,050
Fannie Mae, Pool #555389, 5.50%, 4/1/2018		414,172	420,769
Fannie Mae, Pool #697020, 5.50%, 5/1/2018		29,956	30,396
Fannie Mae, Pool #741610, 5.50%, 9/1/2018		292,366	296,657
Fannie Mae, Pool #761280, 5.50%, 2/1/2019		101,124	102,545
Fannie Mae, Pool #725793, 5.50%, 9/1/2019		471,806	478,730
Fannie Mae, Pool #815122, 5.50%, 4/1/2020		96,383	97,497
Fannie Mae, Pool #829068, 4.50%, 8/1/2020		84,382	82,099
Fannie Mae, Pool #825922, 4.50%, 9/1/2020		629,667	612,627
Fannie Mae, Pool #829070, 4.50%, 9/1/2020		75,046	73,015
Fannie Mae, Pool #829702, 4.50%, 10/1/2020		87,720	85,346
Fannie Mae, Pool #844909, 4.50%, 10/1/2020		85,297	82,988
Fannie Mae, Pool #813954, 4.50%, 12/1/2020		751,581	731,242
Fannie Mae, Pool #837186, 4.50%, 12/1/2020		253,990	247,117
Fannie Mae, Pool #256114, 4.50%, 1/1/2021		178,321	173,495
Fannie Mae, Pool #852931, 4.50%, 4/1/2021		385,542	373,060
Fannie Mae, Pool #869204, 4.50%, 5/1/2021		386,188	373,685
Fannie Mae, Pool #256543, 5.00%, 11/1/2021		638,015	632,426
Fannie Mae, Pool #900880, 5.00%, 12/1/2021		650,272	644,575
Fannie Mae, Pool #904409, 5.00%, 12/1/2021		603,487	598,200
Fannie Mae, Pool #905666, 5.00%, 12/1/2021		269,795	267,432
Fannie Mae, Pool #906708, 5.00%, 12/1/2021		689,924	683,880
Fannie Mae, Pool #907113, 5.00%, 12/1/2021		608,639	603,307
Fannie Mae, Pool #899017, 5.00%, 1/1/2022		626,147	620,662
Fannie Mae, Pool #818020, 4.50%, 2/1/2022		1,070,319	1,035,440
Fannie Mae, Pool #912557, 4.50%, 2/1/2022		1,065,099	1,030,390
Fannie Mae, Pool #909352, 5.00%, 2/1/2022		21,823	21,607
Fannie Mae, Pool #912415, 5.00%, 2/1/2022		670,042	664,172

The accompanying notes are an integral part of the financial statements.	8

Investment Portfolio - June 30, 2008 (unaudited)

	Credit Rating[1] (unaudited)	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Fannie Mae, Pool #741552, 6.50%, 9/1/2033		$414,766	$430,053
Fannie Mae, Pool #747607, 6.50%, 11/1/2033		80,645	83,618
Fannie Mae, Pool #776452, 6.50%, 1/1/2034		42,452	44,017
Fannie Mae, Pool #765848, 6.50%, 2/1/2034		44,914	46,415
Fannie Mae, Pool #766304, 6.50%, 3/1/2034		59,647	61,640
Fannie Mae, Pool #725686, 6.50%, 7/1/2034		113,875	118,215
Fannie Mae, Pool #782769, 6.50%, 7/1/2034		501,899	518,672
Fannie Mae, Pool #786281, 6.50%, 7/1/2034		48,348	49,964
Fannie Mae, Pool #786692, 6.50%, 8/1/2034		36,842	38,073
Fannie Mae, Pool #799657, 6.50%, 11/1/2034		335,137	346,337
Fannie Mae, Pool #812185, 4.50%, 2/1/2035		382,968	355,397
Fannie Mae, Pool #815409, 4.50%, 2/1/2035		200,031	185,630
Fannie Mae, Pool #815926, 4.50%, 4/1/2035		946,681	878,527
Fannie Mae, Pool #745147, 4.50%, 12/1/2035		25,606,360	23,762,902
Fannie Mae, Pool #745876, 6.50%, 9/1/2036		145,647	150,150
Fannie Mae, Pool #900357, 6.50%, 9/1/2036		727,088	749,569
Fannie Mae, Pool #902295, 6.50%, 11/1/2036		1,553,832	1,601,873
Fannie Mae, Pool #905210, 6.50%, 11/1/2036		1,383,001	1,425,761
Fannie Mae, Pool #920084, 6.50%, 11/1/2036		734,956	757,679
Fannie Mae, Pool #894774, 6.50%, 12/1/2036		718,917	741,145
Fannie Mae, Pool #902858, 6.50%, 12/1/2036		1,626,465	1,676,752
Fannie Mae, Pool #899393, 6.00%, 4/1/2037		11,066,795	11,178,353
Federal Home Loan Mortgage Corp., Pool #M90974, 4.50%, 3/1/2010		391,108	396,010
Federal Home Loan Mortgage Corp., Pool #E00593, 5.50%, 11/1/2013		11,387	11,568
Federal Home Loan Mortgage Corp., Pool #E91213, 5.50%, 9/1/2017		70,165	71,108
Federal Home Loan Mortgage Corp., Pool #E01488, 5.00%, 10/1/2018		12,142	12,115
Federal Home Loan Mortgage Corp., Pool #B11112, 5.50%, 11/1/2018		359,575	364,467
Federal Home Loan Mortgage Corp., Pool #B11862, 5.50%, 1/1/2019		183,433	185,928
Federal Home Loan Mortgage Corp., Pool #B16144, 5.50%, 8/1/2019		142,525	144,375
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019		795,520	805,845
Federal Home Loan Mortgage Corp., Pool #J02511, 5.00%, 9/1/2020		169,407	168,164
Federal Home Loan Mortgage Corp., Pool #J00774, 5.00%, 12/1/2020		64,762	64,287

9	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2008 (unaudited)

	Credit Rating[1] (unaudited)	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp., Pool #G11896, 4.50%, 1/1/2021		$4,943,610	$4,808,279
Federal Home Loan Mortgage Corp., Pool #G11981, 5.00%, 4/1/2021		64,064	63,434
Federal Home Loan Mortgage Corp., Pool #J03609, 4.00%, 10/1/2021		224,842	211,307
Federal Home Loan Mortgage Corp., Pool #G18160, 5.00%, 11/1/2021		68,586	67,912
Federal Home Loan Mortgage Corp., Pool #G18156, 5.00%, 12/1/2021		2,858,499	2,830,391
Federal Home Loan Mortgage Corp., Pool #G12491, 5.00%, 1/1/2022		63,401	62,777
Federal Home Loan Mortgage Corp., Pool #J04222, 5.00%, 1/1/2022		801,886	793,079
Federal Home Loan Mortgage Corp., Pool #G18168, 5.00%, 2/1/2022		544,993	539,007
Federal Home Loan Mortgage Corp., Pool #G18182, 5.50%, 5/1/2022		3,377,436	3,400,501
Federal Home Loan Mortgage Corp., Pool #G12833, 4.50%, 9/1/2022		7,972,171	7,711,481
Federal Home Loan Mortgage Corp., Pool #J06711, 5.00%, 1/1/2023		9,233,887	9,132,468
Federal Home Loan Mortgage Corp., Pool #G12966, 5.50%, 1/1/2023		4,732,907	4,765,229
Federal Home Loan Mortgage Corp., Pool #J07372, 4.00%, 3/1/2023		1,451,518	1,363,701
Federal Home Loan Mortgage Corp., Pool #J07373, 4.00%, 3/1/2023		1,130,809	1,062,395
Federal Home Loan Mortgage Corp., Pool #J07374, 4.00%, 3/1/2023		226,243	212,555
Federal Home Loan Mortgage Corp., Pool #J07470, 4.00%, 3/1/2023		3,965,327	3,725,425
Federal Home Loan Mortgage Corp., Pool #J07400, 4.00%, 4/1/2023		1,334,477	1,253,874
Federal Home Loan Mortgage Corp., Pool #J07429, 4.00%, 4/1/2023		3,126,777	2,937,607
Federal Home Loan Mortgage Corp., Pool #J07669, 4.00%, 4/1/2023		931,630	875,266
Federal Home Loan Mortgage Corp., Pool #A22067, 6.50%, 5/1/2034		788,402	815,734
Federal Home Loan Mortgage Corp., Pool #A25775, 6.50%, 8/1/2034		555,189	574,436

The accompanying notes are an integral part of the financial statements.	10

Investment Portfolio - June 30, 2008 (unaudited)

	Credit Rating[1] (unaudited)	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp., Pool #G01741, 6.50%, 10/1/2034		$439,401	$456,694
Federal Home Loan Mortgage Corp., Pool #G01782, 6.50%, 2/1/2035		355,943	369,507
Federal Home Loan Mortgage Corp., Pool #G08141, 6.50%, 7/1/2036		22,202	22,916
Federal Home Loan Mortgage Corp., Pool #G02327, 6.50%, 8/1/2036		30,535	31,517
Federal Home Loan Mortgage Corp., Pool #A52364, 6.50%, 9/1/2036		9,945	10,265
Federal Home Loan Mortgage Corp., Pool #A52428, 6.50%, 9/1/2036		640,073	660,663
Federal Home Loan Mortgage Corp., Pool #A54391, 6.50%, 9/1/2036		15,121	15,768
Federal Home Loan Mortgage Corp., Pool #A61160, 6.50%, 9/1/2036		22,171	22,884
Federal Home Loan Mortgage Corp., Pool #A52716, 6.50%, 10/1/2036		4,412,569	4,554,513
Federal Home Loan Mortgage Corp., Pool #A52888, 6.50%, 10/1/2036		186,007	191,990
Federal Home Loan Mortgage Corp., Pool #G02433, 6.50%, 11/1/2036		698,679	721,154
Federal Home Loan Mortgage Corp., Pool #A55847, 6.50%, 12/1/2036		20,016	20,660
Federal Home Loan Mortgage Corp., Pool #A62373, 5.00%, 6/1/2037		16,434,413	15,761,950
Federal Home Loan Mortgage Corp., Pool #G03329, 5.50%, 7/1/2037		5,169,912	5,098,018
GNMA, Pool #487193, 5.00%, 4/15/2020		496,313	497,549
GNMA, Pool #563559, 6.50%, 4/15/2032		500,102	519,262
GNMA, Pool #552765, 6.50%, 9/15/2032		627,232	651,261
GNMA, Pool #680632, 4.50%, 12/15/2037		498,125	464,648
GNMA, Pool #675176, 4.50%, 3/15/2038		2,678,491	2,498,477
GNMA, Pool #682326, 4.50%, 3/15/2038		2,971,895	2,772,163
GNMA, Pool #683118, 4.50%, 3/15/2038		1,321,165	1,232,373
GNMA, Pool #684653, 4.50%, 3/15/2038		4,979,705	4,645,033

Total Mortgage-Backed Securities (Identified Cost $148,242,773)			147,006,914

11	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2008 (unaudited)

	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Other Agencies - 3.01%
Federal Home Loan Mortgage Corp., 6.25%, 7/15/2032 (Identified Cost $8,274,539)		$7,525,000	$8,613,220

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $156,517,312)			155,620,134

SHORT-TERM INVESTMENTS - 5.22%
Dreyfus Treasury and Agency Cash Management - Institutional Shares		4,936,214	4,936,214
Federal Home Loan Bank Discount Note, 7/2/2008		$3,000,000	2,999,642
Federal Home Loan Bank Discount Note, 7/17/2008		3,000,000	2,996,954
Federal Home Loan Bank Discount Note, 7/23/2008		4,000,000	3,994,352

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $14,927,766)			14,927,162

TOTAL INVESTMENTS - 99.25% (Identified Cost $293,922,766)			283,945,911

OTHER ASSETS, LESS LIABILITIES - 0.75%			2,158,211

NET ASSETS - 100%			$286,104,122

Key:

G.O. Bond - General Obligation Bond

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities amount to $1,784,350, or 0.6%, of the Series’ net assets as of June 30, 2008 (see Note 2 to the financial statements).

4This security has been sold under rule 144A and has been determined to be liquid under guidelines established by the Board of Directors (see Note 2 to the financial statements).

5This security was acquired on February 28, 2007 at a cost of $1,000,000 ($100.00 per share) and has been determined to be illiquid under guidelines established by the Board of Directors (see Note 2 to the financial statements).

6The coupon rate is a floating rate and is subject to change quarterly. The coupon rate stated is the rate as of June 30, 2008.

The accompanying notes are an integral part of the financial statements.	12

Statement of Assets and Liabilities (unaudited)

June 30, 2008

ASSETS:

Investments, at value (identified cost, $293,922,766) (Note 2)	$283,945,911
Interest receivable	2,522,933
Receivable for fund shares sold	138,185
Dividends receivable	33,764

TOTAL ASSETS	286,640,793

LIABILITIES:

Accrued management fees (Note 3)	164,024
Accrued fund accounting and transfer agent fees (Note 3)	14,297
Accrued Chief Compliance Officer service fees (Note 3)	995
Accrued directors’ fees (Note 3)	181
Payable for fund shares repurchased	333,945
Audit fees payable	20,616
Other payables and accrued expenses	2,613

TOTAL LIABILITIES	536,671

TOTAL NET ASSETS	$286,104,122

NET ASSETS CONSIST OF:

Capital stock	$287,761
Additional paid-in-capital	287,887,583
Undistributed net investment income	6,485,586
Accumulated net realized gain on investments, foreign currency and other assets and liabilities	1,419,422
Net unrealized depreciation on investments and other assets and liabilities	(9,976,230)

TOTAL NET ASSETS	$286,104,122

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($286,104,122/28,776,091 shares)	$9.94

13	The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2008

INVESTMENT INCOME:

Interest	$7,212,357
Dividends	249,176

Total Investment Income	7,461,533

EXPENSES:

Management fees (Note 3)	991,219
Fund accounting and transfer agent fees (Note 3)	88,228
Directors’ fees (Note 3)	5,569
Chief Compliance Officer service fees (Note 3)	3,034
Custodian fees	12,432
Miscellaneous	36,202

Total Expenses	1,136,684

NET INVESTMENT INCOME	6,324,849

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain on -
Investments	16,102
Foreign currency and other assets and liabilities	828,380

844,482

Net change in unrealized depreciation on -
Investments	(9,546,193)
Foreign currency and other assets and liabilities	(4,997)

(9,551,190)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(8,706,708)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,381,859)

The accompanying notes are an integral part of the financial statements.	14

Statements of Changes in Net Assets

	For the Six Months Ended 6/30/08 (unaudited)	For the Year Ended 12/31/07

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$6,324,849	$10,549,005
Net realized gain on investments and foreign currency	844,482	718,868
Net change in unrealized depreciation on investments and foreign currency	(9,551,190)	(67,413)

Net increase (decrease) from operations	(2,381,859)	11,200,460

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	—	(10,349,432)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	9,991,645	53,498,514

Net increase in net assets	7,609,786	54,349,542

NET ASSETS:

Beginning of period	278,494,336	224,144,794

End of period (including undistributed net investment income of $6,485,586 and $160,737, respectively)	$286,104,122	$278,494,336

15	The accompanying notes are an integral part of the financial statements.

Financial Highlights

	For the Six Months Ended 6/30/08 (unaudited)	For the Year Ended 12/31/07	For the Year Ended 12/31/06	For the Period 4/21/05[1] to 12/31/05

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.02	$9.98	$9.89	$10.00

Income (loss) from investment operations:
Net investment income	0.22	0.40	0.37	0.22
Net realized and unrealized gain (loss) on investments	(0.30)	0.03	0.08	(0.12)

Total from investment operations	(0.08)	0.43	0.45	0.10

Less distributions to shareholders:
From net investment income	—	(0.39)	(0.36)	(0.21)

Net asset value - End of period	$9.94	$10.02	$9.98	$9.89

Net assets - End of period (000’s omitted)	$286,104	$278,494	$224,145	$175,594

Total return[2]	(0.80%)	4.34%	4.59%	1.04%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.80%[3]	0.81%	0.83%	0.88%[3]
Net investment income	4.47%[3]	4.20%	3.95%	3.12%[3]
Portfolio turnover	17%	341%	315%	290%

1Commencement of operations.

2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.	16

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Core Plus Bond Series (the “Series”) is a no-load non-diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term total return by investing primarily in bonds and other financial instruments, including derivatives, with economic characteristics similar to bonds.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 5.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2008, 3.38 billion shares have been designated in total among 27 series, of which 125 million have been designated as Core Plus Bond Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Funds’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities, will normally be valued on the basis of evaluated bid prices provided by an independent pricing service. Certain investments in securities held by the Series were valued on a basis of a price provided by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service that utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings).

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

17

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of January 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of June 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$8,546,273	—
Level 2 - Other Significant Observable Inputs	274,845,438	—
Level 3 - Significant Unobservable Inputs	554,200	—

Total	$283,945,911	—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of June 30, 2008, the Series did not have any derivative instruments.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses

18

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign Currency Translation (continued)

that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2008.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. No such investments were held by the Series on June 30, 2008.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio. As of June 30, 2008, the aggregate value of securities deemed illiquid was $554,200, representing 0.2% of the Series’ net assets.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

19

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Taxes (continued)

On June 29, 2007, the Series adopted Financial Accounting Standards Board Interpretation No. 48 - Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. Management has determined that FIN 48 did not have a material impact on the Series’ financial statements. The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2005 through December 31, 2007.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.70% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend,

20

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES (continued)

which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2009, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.90% of average daily net assets each year. For the six months ended June 30, 2008, the Advisor did not waive its management fee or reimburse any expenses of the Series. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.11% of the Fund’s average daily net assets up to $900 million, 0.07% of the Fund’s average daily net assets between $900 million and $1.5 billion, and 0.04% of the Fund’s average daily net assets over $1.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with Citi Fund Services Ohio, Inc. (“Citi”) under which Citi serves as sub-accountant and sub-transfer agent.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2008, purchases and sales of securities, other than United States Government securities and short-term securities, were $33,146,599 and $36,717,299, respectively. Purchases and sales of United States Government securities, other than short-term securities, were $24,194,479 and $9,891,295, respectively.

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of Core Plus Bond Series were:

	For the Six Months Ended 6/30/08		For the Year Ended 12/31/07
	Shares	Amount	Shares	Amount

Sold	1,954,187	$19,673,829	4,853,349	$49,066,123
Reinvested	—	—	1,024,246	10,150,276
Repurchased	(962,729)	(9,682,184)	(563,255)	(5,717,885)

Total	991,458	$9,991,645	5,314,340	$53,498,514

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial

21

Notes to Financial Statements (unaudited)

6.	FINANCIAL INSTRUMENTS (continued)

instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2008.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid for the year ended December 31, 2007 were as follows:

Ordinary income	$10,349,432

At June 30, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$293,922,766
Unrealized appreciation	$1,309,954
Unrealized depreciation	(11,286,809)

Net unrealized depreciation	$(9,976,855)

22

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

23

Manning & Napier Fund, Inc.

SMALL CAP SERIES	|	Semi-Annual Report - June 30, 2008

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08-6/30/08
Actual	$1,000.00	$789.40	$5.03
Hypothetical (5% return before expenses)	$1,000.00	$1,019.24	$5.67

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.13%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Portfolio Composition as of June 30, 2008 (unaudited)

Sector Allocation1

1As a percentage of net assets.

Market Capitalization

Average	$966 Million
Median	710 Million
Weighted Average	985 Million

Top Ten Stock Holdings2

Mediacom Communications Corp. - Class A	3.8%
Charter Communications, Inc. - Class A	3.0%
Riverbed Technology, Inc.	2.9%
Calgon Carbon Corp.	2.8%
FreightCar America, Inc.	2.8%
Edge Petroleum Corp.	2.7%
Owens Corning, Inc.	2.7%
Online Resources Corp.	2.4%
Eclipsys Corp.	2.4%
Calfrac Well Services Ltd. (Canada)	2.3%

2As a percentage of total investments.

2

Investment Portfolio - June 30, 2008 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 95.5%

Consumer Discretionary - 13.6%
Auto Components - 1.5%
Hankook Tire Co. Ltd. (South Korea) (Note 7)	99,000	$1,377,235
Tenneco, Inc.*	62,970	851,984

		2,229,219

Diversified Consumer Services - 1.0%
Jackson Hewitt Tax Service, Inc.	123,270	1,506,359

Household Durables - 0.8%
KB Home	75,450	1,277,368

Media - 7.3%
Acme Communications, Inc.*	396,000	546,480
Charter Communications, Inc. - Class A*	4,523,830	4,750,022
Mediacom Communications Corp. - Class A*	1,115,190	5,955,115

		11,251,617

Multiline Retail - 1.9%
Saks, Inc.*	272,470	2,991,721

Specialty Retail - 1.1%
Tractor Supply Co.*	56,690	1,646,278

Total Consumer Discretionary		20,902,562

Consumer Staples - 5.8%
Beverages - 0.4%
National Beverage Corp.	74,400	540,888

Food & Staples Retailing - 3.1%
The Great Atlantic & Pacific Tea Co., Inc.*	126,000	2,875,320
United Natural Foods, Inc.*	97,420	1,897,742

		4,773,062

Food Products - 2.3%
Lancaster Colony Corp.	12,200	369,416
Pilgrim’s Pride Corp.	184,700	2,399,253
Tootsie Roll Industries, Inc.	31,469	790,816

		3,559,485

Total Consumer Staples		8,873,435

Energy - 9.4%
Energy Equipment & Services - 4.0%
Calfrac Well Services Ltd. (Canada) (Note 7)	112,210	3,536,695
Trican Well Service Ltd. (Canada) (Note 7)	106,080	2,637,952

		6,174,647

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolio - June 30, 2008 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels - 5.4%
Edge Petroleum Corp.*	796,320	$4,292,165
Evergreen Energy, Inc.*	390,120	678,809
Forest Oil Corp.*	23,140	1,723,930
Mariner Energy, Inc.*	44,511	1,645,572

		8,340,476

Total Energy		14,515,123

Financials - 6.0%
Commercial Banks - 3.6%
The Bancorp, Inc.*	111,570	850,163
Boston Private Financial Holdings, Inc.	92,830	526,346
Citizens & Northern Corp.	24,661	408,386
National Bankshares, Inc.	26,000	467,740
Potomac Bancshares, Inc.	28,592	348,822
TCF Financial Corp.	96,280	1,158,248
Tower Bancorp, Inc.	8,825	327,407
Wilmington Trust Corp.	56,940	1,505,494

		5,592,606

Insurance - 1.3%
LandAmerica Financial Group, Inc.	87,460	1,940,737

Real Estate Management & Development - 1.1%
Rodobens Negocios Imobiliarios S.A. (Brazil) (Note 7)	135,360	1,663,916

Total Financials		9,197,259

Health Care - 18.1%
Biotechnology - 1.4%
Medarex, Inc.*	93,410	617,440
Senomyx, Inc.*	327,405	1,614,107

		2,231,547

Health Care Equipment & Supplies - 9.1%
The Cooper Companies, Inc.	92,460	3,434,889
ev3, Inc.*	269,118	2,551,239
Inverness Medical Innovations, Inc.*	97,610	3,237,724
OraSure Technologies, Inc.*	781,500	2,922,810
SonoSite, Inc.*	66,280	1,856,503

		14,003,165

Health Care Providers & Services - 2.2%
Diagnosticos da America S.A. (Brazil) (Note 7)	132,470	3,429,540

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2008 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Technology - 2.5%
Eclipsys Corp.*	205,270	$3,768,757

Life Sciences Tools & Services - 2.9%
Affymetrix, Inc.*	221,030	2,274,399
Caliper Life Sciences, Inc.*	596,880	1,545,919
Exelixis, Inc.*	128,910	644,550

		4,464,868

Total Health Care		27,897,877

Industrials - 9.4%
Airlines - 2.6%
AirTran Holdings, Inc.*	359,890	734,176
AMR Corp.*	31,000	158,720
Continental Airlines, Inc. - Class B*	75,960	767,956
Delta Air Lines, Inc.*	86,070	490,599
JetBlue Airways Corp.*	475,490	1,773,578

		3,925,029

Building Products - 2.8%
Owens Corning, Inc.*	187,920	4,275,180

Machinery - 2.8%
FreightCar America, Inc.	122,880	4,362,240

Road & Rail - 1.2%
Heartland Express, Inc.	58,160	867,166
Knight Transportation, Inc.	51,640	945,012

		1,812,178

Total Industrials		14,374,627

Information Technology - 26.1%
Communications Equipment - 8.6%
BigBand Networks, Inc.*	403,570	1,908,886
Blue Coat Systems, Inc.*	162,430	2,291,887
Ceragon Networks Ltd.* (Israel) (Note 7)	177,650	1,375,011
Harris Stratex Networks, Inc. - Class A*	163,870	1,555,126
Infinera Corp.*	165,360	1,458,475
Riverbed Technology, Inc.*	333,100	4,570,132

		13,159,517

Computers & Peripherals - 1.5%
Rackable Systems, Inc.*	170,120	2,279,608

Electronic Equipment & Instruments - 1.8%
LoJack Corp.*	242,620	1,931,255

The accompanying notes are an integral part of the financial statements.	5

Investment Portfolio - June 30, 2008 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Information Technology (continued)
Electronic Equipment & Instruments (continued)
Planar Systems, Inc.*	303,714	$789,656

		2,720,911

Internet Software & Services - 2.4%
Online Resources Corp.*	452,440	3,777,874

IT Services - 2.3%
Gevity HR, Inc.	369,390	1,987,318
RightNow Technologies, Inc.*	113,880	1,556,740

		3,544,058

Office Electronics - 0.6%
Boewe Systec AG (Germany) (Note 7)	31,570	964,197

Semiconductors & Semiconductor Equipment - 2.2%
Netlogic Microsystems, Inc.*	101,680	3,375,776

Software - 6.7%
Sonic Solutions*	341,600	2,035,936
THQ, Inc.*	92,330	1,870,606
UbiSoft Entertainment S.A.* (France) (Note 7)	33,730	2,959,340
Utimaco Safeware AG (Germany) (Note 7)	261,920	3,443,060

		10,308,942

Total Information Technology		40,130,883

Materials - 7.1%
Chemicals - 4.0%
Calgon Carbon Corp.*	284,700	4,401,462
The Scotts Miracle-Gro Co. - Class A	99,820	1,753,837

		6,155,299

Containers & Packaging - 1.0%
Bemis Co., Inc.	68,920	1,545,186

Paper & Forest Products - 2.1%
Louisiana-Pacific Corp.	187,840	1,594,762
Norbord, Inc. (Canada) (Note 7)	300,540	1,609,720

		3,204,482

Total Materials		10,904,967

TOTAL COMMON STOCKS
(Identified Cost $197,788,764)		146,796,733

6	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2008 (unaudited)

	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENTS - 6.2%
Dreyfus Treasury and Agency Cash Management - Institutional Shares	4,461,789	$4,461,789
Fannie Mae Discount Note, 7/1/2008	$5,000,000	4,999,729

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $9,461,789)		9,461,518

TOTAL INVESTMENTS - 101.7%
(Identified Cost $207,250,553)		156,258,251

LIABILITIES, LESS OTHER ASSETS - (1.7%)		(2,581,359)

NET ASSETS - 100%		$153,676,892

*Non-income producing security

The accompanying notes are an integral part of the financial statements.	7

Statement of Assets and Liabilities (unaudited)

June 30, 2008

ASSETS:

Investments, at value (identified cost $207,250,553) (Note 2)	$156,258,251
Foreign currency, at value (cost $2)	2
Receivable for fund shares sold	684,735
Dividends receivable	43,202
Receivable for securities sold	24,590
Foreign tax reclaims receivable	7,866

TOTAL ASSETS	157,018,646

LIABILITIES:

Accrued management fees (Note 3)	137,632
Accrued fund accounting and transfer agent fees (Note 3)	7,555
Accrued Chief Compliance Officer service fees (Note 3)	987
Accrued directors’ fees (Note 3)	178
Payable for securities purchased	2,799,352
Payable for fund shares repurchased	373,598
Audit fees payable	20,262
Other payables and accrued expenses	2,190

TOTAL LIABILITIES	3,341,754

TOTAL NET ASSETS	$153,676,892

NET ASSETS CONSIST OF:

Capital stock	$190,709
Additional paid-in-capital	217,034,703
Accumulated net investment loss	(244,606)
Accumulated net realized loss on investments, foreign currency and other assets and liabilities	(12,311,829)
Net unrealized depreciation on investments, foreign currency and other assets and liabilities	(50,992,085)

TOTAL NET ASSETS	$153,676,892

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - CLASS A ($153,676,892/19,070,883 shares)	$8.06

8	The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2008

INVESTMENT INCOME:

Dividends (net of foreign tax withheld, $24,457)	$635,412
Interest	72,626

Total Investment Income	708,038

EXPENSES:

Management fees (Note 3)	842,311
Fund accounting and transfer agent fees (Note 3)	55,214
Directors’ fees (Note 3)	5,570
Chief Compliance Officer service fees (Note 3)	3,034
Custodian fees	8,951
Miscellaneous	37,065

Total Expenses	952,145

NET INVESTMENT LOSS	(244,107)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:

Net realized loss on -
Investments	(14,006,074)
Foreign currency and other assets and liabilities	(570)

(14,006,644)

Net change in unrealized depreciation on -
Investments	(26,475,310)
Foreign currency and other assets and liabilities	(211)

(26,475,521)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(40,482,165)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(40,726,272)

The accompanying notes are an integral part of the financial statements.	9

Statements of Changes in Net Assets

	For the Six Months Ended 6/30/08 (unaudited)	For the Year Ended 12/31/07

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment loss	$(244,107)	$(153,161)
Net realized gain (loss) on investments and foreign currency	(14,006,644)	25,830,490
Net change in unrealized depreciation on investments and foreign currency	(26,475,521)	(45,239,311)

Net decrease from operations	(40,726,272)	(19,561,982)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net realized gain on investments	—	(24,981,501)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	9,404,665	54,050,690

Net increase (decrease) in net assets	(31,321,607)	9,507,207

NET ASSETS:

Beginning of period	184,998,499	175,491,292

End of period (including undistributed net investment loss of $244,606 and $499, respectively)	$153,676,892	$184,998,499

10	The accompanying notes are an integral part of the financial statements.

Financial Highlights

	For the Six Months Ended 6/30/08 (unaudited)	For the Years Ended
		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.21	$13.08	$13.66	$15.01	$13.12	$9.52

Income (loss) from investment operations:
Net investment loss	(0.01)	(0.01)	(0.05)	(0.07)	(0.07)	(0.04)
Net realized and unrealized gain (loss) on investments	(2.14)	(1.25)	2.55	2.20	2.66	3.64

Total from investment operations	(2.15)	(1.26)	2.50	2.13	2.59	3.60

Less distributions to shareholders:
From net realized gain on investments	—	(1.61)	(3.08)	(3.48)	(0.70)	—

Net asset value - End of period	$8.06	$10.21	$13.08	$13.66	$15.01	$13.12

Net assets - End of period (000’s omitted)	$153,677	$184,998	$175,491	$154,416	$169,438	$139,909

Total return[1]	(21.06%)	(9.32%)	18.06%	14.11%	19.81%	37.82%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.13%[2]	1.14%	1.16%	1.19%	1.22%	1.22%
Net investment loss	(0.29%)[2]	(0.08%)	(0.40%)	(0.51%)	(0.54%)	(0.39%)
Portfolio turnover	32%	64%	85%	55%	61%	42%

*The investment advisor did not impose all of its management fee in some periods. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amount:

	N/A	N/A	N/A	N/A	0.01%	0.01%

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

2Annualized.

The accompanying notes are an integral part of the financial statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Small Cap Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies with small market capitalizations.

The Series is authorized to issue five classes of shares (Class A, B, D, E and Z). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 5.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2008, 3.38 billion shares have been designated in total among 27 series, of which 87.5 million have been designated as Small Cap Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, foreign equities, exchange-traded funds and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date, with the exception of exchange-traded funds, which are valued at the closing price on the exchange.

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and required additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of January 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

12

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

Level  2  -  other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level  3  -  significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of June 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$151,258,522	—
Level 2 - Other Significant Observable Inputs	4,999,729	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$156,258,251	—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of June 30, 2008, the Series did not have any derivative instruments.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

13

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

On June 29, 2007, the Series adopted Financial Accounting Standards Board Interpretation No. 48 - Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. Management has determined that FIN 48 did not have a material impact on the Series’ financial statements. The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2004 through December 31, 2007.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

14

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES (continued)

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.11% of the Fund’s average daily net assets up to $900 million, 0.07% of the Fund’s average daily net assets between $900 million and $1.5 billion, and 0.04% of the Fund’s average daily net assets over $1.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with Citi Fund Services Ohio, Inc. (“Citi”) under which Citi serves as sub-accountant and sub-transfer agent.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2008, purchases and sales of securities, other than United States Government securities and short-term securities, were $59,518,985 and $51,218,008, respectively. There were no purchases or sales of United States Government securities.

5.	CAPITAL STOCK TRANSACTIONS

Transactions in Class A shares of Small Cap Series were:

	For the Six Months Ended 6/30/08		For the Year Ended 12/31/07
	Shares	Amount	Shares	Amount

Sold	2,719,440	$25,658,904	2,951,632	$38,717,750
Reinvested	—	—	2,455,169	24,508,650
Repurchased	(1,759,701)	(16,254,239)	(712,445)	(9,175,710)

Total	959,739	$9,404,665	4,694,356	$54,050,690

Approximately 78% of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

15

Notes to Financial Statements (unaudited)

6.	FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2008.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid for the year ended December 31, 2007 were as follows:

Ordinary income	$11,710,286
Long-term capital gains	13,271,215

For the year ended December 31, 2007, the Series elected to defer $499 of capital losses attributable to Post-October losses.

At June 30, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$207,250,553
Unrealized appreciation	$12,005,891
Unrealized depreciation	(62,998,193)

Net unrealized depreciation	$(50,992,302)

16

(THIS PAGE INTENTIONALLY LEFT BLANK)

17

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

18

ITEM 2:	CODE OF ETHICS

Not applicable for Semi-Annual Reports.

ITEM 3:	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for Semi-Annual Reports.

ITEM 4:	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for Semi-Annual Reports.

ITEM 5:	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:	INVESTMENTS

a.	See Investment Portfolios under Item 1 on this Form N-CSR.
b.	Not applicable.

ITEM 7:	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8:	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9:	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10:	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11:	CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 12:	EXHIBITS

(a)(1) Not applicable for Semi-Annual Reports.

(a)(2) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

(a)(3) Not applicable.

(b) A certification of the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX-99.906CERT. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz
B. Reuben Auspitz President & Principal Executive Officer of Manning & Napier Fund, Inc. August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz
B. Reuben Auspitz President & Principal Executive Officer of Manning & Napier Fund, Inc. August 29, 2008

/s/ Christine Glavin
Christine Glavin Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc. August 29, 2008